UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6294
                                                     ---------------------

              Nuveen California Select Quality Municipal Fund, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: August 31
                                           ------------------

                  Date of reporting period: February 28, 2007
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                                             SEMIANNUAL REPORT February 28, 2007

                        Nuveen Investments
                        Municipal Closed-End Funds

     NUVEEN CALIFORNIA
       MUNICIPAL VALUE
            FUND, INC.
                   NCA

     NUVEEN CALIFORNIA
      PERFORMANCE PLUS
  MUNICIPAL FUND, INC.
                   NCP

     NUVEEN CALIFORNIA
      MUNICIPAL MARKET
OPPORTUNITY FUND, INC.
                   NCO

     NUVEEN CALIFORNIA
    INVESTMENT QUALITY
  MUNICIPAL FUND, INC.
                   NQC

     NUVEEN CALIFORNIA
        SELECT QUALITY
  MUNICIPAL FUND, INC.
                   NVC

     NUVEEN CALIFORNIA
        QUALITY INCOME
  MUNICIPAL FUND, INC.
                   NUC


Photo of: Woman and man at the beach.
Photo of: A child.


DEPENDABLE,
TAX-FREE INCOME BECAUSE
IT'S NOT WHAT YOU EARN,
IT'S WHAT YOU KEEP.(R)

Logo: NUVEEN Investments

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

Photo: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

     Chairman's
          LETTER TO SHAREHOLDERS

     Once again, I am pleased to report that over the six-month period covered by this report your Fund continued to provide you with attractive monthly tax-free income. For more details about the management strategy and performance of your Fund, please read the Portfolio Manager's Comments, the Dividend and Share Price Information, and the Performance Overview sections of this report.

     For some time, I've used these letters to remind you that municipal bonds can be an important building block in a well balanced investment portfolio. In addition to providing attractive tax-free monthly income, a municipal bond investment like your Fund may help you achieve and benefit from greater portfolio diversification. Portfolio diversification is a recognized way to try to reduce some of the risk that

"IN ADDITION TO PROVIDING ATTRACTIVE TAX-FREE MONTHLY INCOME, A MUNICIPAL BOND INVESTMENT LIKE YOUR FUND MAY HELP YOU ACHIEVE AND BENEFIT FROM GREATER PORTFOLIO DIVERSIFICATION."

     comes with investing. For more information about this important investment strategy, I encourage you to contact your personal financial advisor.

     We also are pleased to be able to offer you a choice concerning how you receive your shareholder reports and other Fund information. As an alternative to mailed copies, you can sign up to receive future Fund reports and other Fund information by e-mail and the Internet. The inside front cover of this report contains information on how you can sign up.

     We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead. At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives.

     Sincerely,

     /s/ Timothy R. Schwertfeger

     Timothy R. Schwertfeger
     Chairman of the Board

     April 16, 2007

Nuveen Investments Municipal Closed-End Funds
(NCA, NCP, NCO, NQC, NVC, NUC)

Portfolio Manager's
        COMMENTS


Portfolio manager Scott Romans discusses key investment strategies and the six-month performance of these six closed-end Nuveen California Funds. Scott, who joined Nuveen in 2000, has managed these Funds since 2003.


WHAT KEY STRATEGIES WERE USED TO MANAGE THE CALIFORNIA FUNDS DURING THE SIX-MONTH REPORTING PERIOD ENDED FEBRUARY 28, 2007?

During this six-month period, we saw a modest increase in short-term interest rates, while longer-term rates continued to decline, resulting in further flattening of the yield curve. In this environment, where the yield curve remained the dominant market factor, we continued to emphasize a disciplined approach to duration1 management and yield curve positioning. As part of this approach, our new additions to the Funds' portfolios focused mainly on attractively priced bonds in the 20-year to 30-year part of the yield curve. We believed that bonds in this part of the curve generally offered better value and reward opportunities more commensurate with their risk levels. To help us maintain the Funds' durations within our preferred strategic range, we also selectively sold holdings with shorter durations, including pre-refunded bonds and bonds with short maturities.

In all six of these California Funds, our duration management strategies during this period included the purchase of inverse floating rate trusts, a type of derivative financial instrument. The inverse floaters had the dual benefit of increasing the Funds'distributable income and bringing their durations closer to our preferred strategic target. In past shareholder reports, we also have discussed the use of derivatives as a duration management tool. Entering this reporting period, five of these California Funds--NCA, NCP, NQC, NVC and NUC--were using forward interest rate swaps to help manage net asset value (NAV) volatility. As of February 28, 2007, these five Funds continued to use swaps, although we reduced the positions in NCP and NQC during this six-month period. (NCO did not use swaps during this period because we believed its duration was adequately positioned relative to the general market.)

Overall, portfolio activity was relatively light during much of this period due to the fact that the rate environment was not advantageous for active trading. In watching the market for opportunities to add value to our portfolios, we focused mainly on premium


1 Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds displaying more sensitivity to these changes than bonds with shorter durations.

coupon - typically 5% - bonds priced to 10-year calls. As the bond market continued to rally, especially in November and December 2006, we also purchased bonds with coupons in the 4% range which typically offered higher income.

We continued to emphasize maintaining the Funds' allocations to lower credit quality bonds. However, as lower-rated credit spreads continued to perform well during this period, we generally saw fewer attractively priced lower-rated credit offerings in the California market. Although California remained the largest state issuer of municipal debt in the nation, much of the new supply during this period was insured, and we did not find many opportunities outside the insured sector. Apart from credit, one area of the market in which we did continue to find value was the single family housing sector, where we purchased bonds for all six of these Funds.


HOW DID THE FUNDS PERFORM?

Individual results for these Nuveen California Funds, as well as relevant index and peer group information, are presented in the accompanying table.


TOTAL RETURNS ON NET ASSET VALUE
For periods ended 2/28/07

               CUMULATIVE                         ANNUALIZED
               ----------          ------------------------------------------
                 6-MONTH           1-YEAR           5-YEAR            10-YEAR
--------------------------------------------------------------------------------
NCA2              2.88%             4.96%            5.36%             5.57%
--------------------------------------------------------------------------------
NCP               3.33%             5.46%            6.89%             6.49%
--------------------------------------------------------------------------------
NCO               3.29%             4.98%            7.14%             6.38%
--------------------------------------------------------------------------------
NQC               2.91%             5.12%            6.37%             6.31%
--------------------------------------------------------------------------------
NVC               3.13%             5.26%            6.94%             6.72%
--------------------------------------------------------------------------------
NUC               3.10%             5.01%            6.55%             6.56%
--------------------------------------------------------------------------------
Lehman Brothers
CA Tax-Exempt
Bond Index3       3.01%             5.21%            5.29%             5.90%
--------------------------------------------------------------------------------
Lipper CA
Municipal Debt
Funds Average4    3.66%             6.15%            6.85%             6.41%
--------------------------------------------------------------------------------

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.



2 NCA is an unleveraged Fund; the remaining five Funds in this report are leveraged.

3 The Lehman Brothers California Tax-Exempt Bond Index is an unleveraged, unmanaged index comprising a broad range of investment-grade California municipal bonds. Results for the Lehman Brothers index do not reflect any expenses.

4 The Lipper California Municipal Debt Funds category average is calculated using the returns of all closed-end funds in this category for each period as follows: 6 months, 25; 1 year, 25; 5 years, 15; and 10 years, 13. Fund and Lipper returns assume reinvestment of dividends.

For the six months ended February 28, 2007, the cumulative returns on NAV for NCP, NCO, NVC and NUC outperformed the return on the Lehman Brothers California Tax-Exempt Bond Index, while NCA and NQC slightly underperformed this index. The six-month returns for all of the Funds in this report underperformed the average return of the Lipper California peer group for this period.

Factors that influenced the Funds' returns during this period included duration management, exposure to lower-rated credits, sector allocations, advance refunding activity,5 and the use of financial leverage.

As the yield curve continued to flatten over the course of this period, bonds with longer duration structures, including zero coupon and non-callable bonds, generally outperformed shorter duration bonds. Overall, these Funds were strategically well positioned in terms of duration, as our careful approach to duration management--including the use of inverse floaters and interest rate swaps--kept the Funds' durations close to their preferred range. However, although it remained within its targeted range, a slightly shorter duration in NQC (after the impact of derivatives) meant that NQC was not able to capture quite as much performance as the Funds with longer durations.

With bonds rated BBB or lower and non-rated bonds generally outperforming other credit quality sectors during this period, all of the Funds benefited from their allocations to lower-quality credits. The performance of this sector was largely the result of investor demand for the higher yields typically associated with lower-rated bonds, which drove up their value.

Among the lower-rated holdings making contributions to the Funds' returns were health care (including hospitals) credits and industrial development revenue bonds, which ranked as the top performing revenue sectors in the national Lehman Brothers Municipal Bond Index for this period. Bonds backed by the 1998 master tobacco settlement agreement, which comprised approximately 2% to 7% of the portfolios of these six Funds as of February 28, 2007, also performed well during this period.


5 Advance refundings, also known as pre-refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.

We also continued to see positive contributions from advance refunding activity, which benefited these Funds through price appreciation and enhanced credit quality. Holdings of older, previously pre-refunded bonds tended to underperform the general municipal market during this period, due primarily to their shorter effective maturities and higher credit quality. Among these six Funds, NCA, NVC and NUC had the heaviest allocations of pre-refunded bonds entering this period.

Another factor in the six-month performance of these Funds, especially relative to that of the unleveraged Lehman Brothers California Tax-Exempt Bond Index, was the use of financial leverage. Five of these Funds (NCP, NCO, NQC, NVC and NUC) use leverage, while NCA is not leveraged. While leverage can add volatility to a Fund's NAV and share price, this strategy can also provide opportunities for additional income and total return for common shareholders. Over this period, our leveraging strategy had a positive impact on the results of the five leveraged Funds. The fact that NCA is unleveraged accounted for much of the performance differential between this Fund and the other five Funds in this report for this period.

Dividend and Share Price
       INFORMATION



The dividends of all six of these California Funds remained stable over the six-month period ended February 28, 2007.

Due to normal portfolio activity, common shareholders of these Funds received capital gains and net ordinary income distributions at the end of December 2006, as follows:


                                               SHORT-TERM CAPITAL GAINS
            LONG-TERM CAPITAL GAINS              AND/OR ORDINARY INCOME
                         (PER SHARE)                        (PER SHARE)
--------------------------------------------------------------------------------
NCA                          $0.0282                            $0.0001
--------------------------------------------------------------------------------
NCP                          $0.0380                            $0.0149
--------------------------------------------------------------------------------
NCO                               --                            $0.0226
--------------------------------------------------------------------------------
NQC                          $0.0610                            $0.0048
--------------------------------------------------------------------------------
NVC                          $0.0459                            $0.0041
--------------------------------------------------------------------------------
NUC                          $0.0269                            $0.0027
--------------------------------------------------------------------------------

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of February 28, 2007, NCP, NCO and NQC had positive UNII balances for both financial statement and, based on our best estimates, tax purposes, while NCA, NVC and NUC had negative UNII balances for financial statement purposes and positive UNII balances, based on our best estimates, for tax purposes.

At the end of the reporting period, the Funds' share prices were trading at premiums or discounts to their NAVs as shown in the accompanying chart:

                             2/28/07                    6-MONTH AVERAGE
                    PREMIUM/DISCOUNT                   PREMIUM/DISCOUNT
--------------------------------------------------------------------------------
NCA                           -1.67%                             -1.65%
--------------------------------------------------------------------------------
NCP                           -5.14%                             -5.87%
--------------------------------------------------------------------------------
NCO                           +0.19%                             -0.18%
--------------------------------------------------------------------------------
NQC                           -3.42%                             -5.69%
--------------------------------------------------------------------------------
NVC                           -1.35%                             -2.08%
--------------------------------------------------------------------------------
NUC                           +0.19%                             -1.21%
--------------------------------------------------------------------------------

Nuveen California Municipal Value Fund, Inc.
NCA

Performance
     OVERVIEW As of February 28, 2007


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              65%
AA                                4%
A                                 9%
BBB                              13%
BB or Lower                       1%
N/R                               8%

Bar Chart:
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Mar                           0.0385
Apr                           0.0385
May                           0.0385
Jun                           0.0385
Jul                           0.0385
Aug                           0.0385
Sep                           0.0385
Oct                           0.0385
Nov                           0.0385
Dec                           0.0385
Jan                           0.0385
Feb                           0.0385


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/01/06                       9.66
                              9.67
                              9.76
                              9.78
                              9.78
                              9.43
                              9.51
                              9.53
                              9.55
                              9.59
                              9.4
                              9.36
                              9.48
                              9.48
                              9.35
                              9.41
                              9.42
                              9.4599
                              9.4
                              9.44
                              9.5
                              9.52
                              9.57
                              9.5601
                              9.54
                              9.63
                              9.6201
                              9.7
                              9.88
                              10.1
                              10.02
                              9.92
                              9.87
                              9.84
                              10.03
                              10.04
                              10.04
                              10.06
                              10
                              10.04
                              10.08
                              10.02
                              10.09
                              10.09
                              9.92
                              10.0797
                              9.99
                              10.05
                              10.11
                              10.06
                              9.92
                              10
                              9.59
                              9.4
                              9.36
                              9.48
                              9.48
                              9.35
                              9.41
                              9.42
                              9.4599
                              9.4
                              9.44
                              9.5
                              9.52
                              9.57
                              9.5601
                              9.54
                              9.63
                              9.6201
                              9.7
                              9.88
                              10.1
                              10.02
                              9.92
                              9.87
                              9.84
                              10.03
                              10.04
                              10.04
                              10.06
                              10
                              10.04
                              10.08
                              10.02
                              10.09
                              10.09
                              9.92
                              10.0797
                              9.99
                              10.05
                              10.11
                              10.06
                              9.92
2/28/07                       10


FUND SNAPSHOT
------------------------------------
Common Share Price            $10.00
------------------------------------
Common Share
Net Asset Value               $10.17
------------------------------------
Premium/(Discount) to NAV     -1.67%
------------------------------------
Market Yield                   4.62%
------------------------------------
Taxable-Equivalent Yield1      7.08%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $256,814
------------------------------------
Average Effective Maturity
on Securities (Years)          15.07
------------------------------------
Modified Duration               5.44
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 10/07/87)
------------------------------------
          ON SHARE PRICE     ON NAV
------------------------------------
6-Month
(Cumulative)    6.09%         2.88%
------------------------------------
1-Year          9.35%         4.96%
------------------------------------
5-Year          5.35%         5.36%
------------------------------------
10-Year         6.11%         5.57%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
U.S. Guaranteed                32.8%
------------------------------------
Tax Obligation/Limited         27.4%
------------------------------------
Tax Obligation/General          9.1%
------------------------------------
Health Care                     7.7%
------------------------------------
Water and Sewer                 5.9%
------------------------------------
Long-Term Care                  4.5%
------------------------------------
Other                          12.6%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.7%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders capital gains and net ordinary income distributions in December 2006 of $0.0283 per share.

Nuveen California Performance Plus Municipal Fund, Inc.
NCP

Performance
     OVERVIEW As of February 28, 2007

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              71%
AA                               10%
A                                10%
BBB                               7%
N/R                               2%

Bar Chart:
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Mar                           0.0635
Apr                           0.0635
May                           0.0635
Jun                           0.0595
Jul                           0.0595
Aug                           0.0595
Sep                           0.0595
Oct                           0.0595
Nov                           0.0595
Dec                           0.0595
Jan                           0.0595
Feb                           0.0595

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/01/06                       14.66
                              14.4
                              14.33
                              14.39
                              14.47
                              14.42
                              14.11
                              14.15
                              14.39
                              14.38
                              14.64
                              14.42
                              14.33
                              14.17
                              14.28
                              13.87
                              13.52
                              13.44
                              13.73
                              13.76
                              13.75
                              13.89
                              14
                              14.06
                              14.1
                              14.14
                              14.36
                              14.18
                              14.4
                              14.4
                              14.45
                              14.41
                              14.36
                              14.35
                              14.4
                              14.6005
                              14.54
                              14.54
                              14.54
                              14.52
                              14.7
                              14.514
                              14.65
                              14.69
                              14.7
                              14.88
                              14.83
                              14.76
                              14.79
                              14.76
                              14.74
                              14.76
2/28/07                       14.75


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.75
------------------------------------
Common Share
Net Asset Value               $15.55
------------------------------------
Premium/(Discount) to NAV     -5.14%
------------------------------------
Market Yield                   4.84%
------------------------------------
Taxable-Equivalent Yield1      7.41%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $201,614
------------------------------------
Average Effective Maturity
on Securities (Years)          15.41
------------------------------------
Leverage-Adjusted Duration      8.88
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/15/89)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    5.61%         3.33%
------------------------------------
1-Year          6.52%         5.46%
------------------------------------
5-Year          5.79%         6.89%
------------------------------------
10-Year         5.38%         6.49%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         19.2%
------------------------------------
Transportation                 16.4%
------------------------------------
U.S. Guaranteed                15.1%
------------------------------------
Tax Obligation/General         14.8%
------------------------------------
Water and Sewer                11.1%
------------------------------------
Health Care                     7.9%
------------------------------------
Utilities                       6.3%
------------------------------------
Other                           9.2%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.7%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders capital gains and net ordinary income distributions in December 2006 of $0.0529 per share.

Nuveen California Municipal Market Opportunity Fund, Inc.
NCO

Performance
     OVERVIEW As of February 28, 2007


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              74%
AA                                9%
A                                 8%
BBB                               7%
N/R                               2%

Bar Chart:
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Mar                            0.069
Apr                            0.069
May                            0.069
Jun                           0.0665
Jul                           0.0665
Aug                           0.0665
Sep                           0.0665
Oct                           0.0665
Nov                           0.0665
Dec                           0.0665
Jan                           0.0665
Feb                           0.0665

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/01/06                       15.9
                              15.55
                              15.5
                              15.6
                              15.22
                              14.92
                              14.65
                              14.86
                              15.25
                              15.28
                              15.4
                              15.75
                              15.46
                              15.33
                              15.4
                              14.97
                              14.5
                              14.44
                              14.77
                              14.8501
                              15.02
                              15.05
                              15.15
                              15.369
                              15.64
                              15.32
                              15.47
                              15.27
                              15.42
                              15.36
                              15.65
                              15.36
                              15.28
                              15.3
                              15.41
                              15.57
                              15.53
                              15.67
                              15.81
                              15.81
                              16.15
                              16.15
                              15.77
                              15.61
                              15.88
                              15.9
                              15.81
                              15.8
                              15.85
                              16.01
                              15.81
                              15.79
2/28/07                       15.79


FUND SNAPSHOT
------------------------------------
Common Share Price            $15.79
------------------------------------
Common Share
Net Asset Value               $15.76
------------------------------------
Premium/(Discount) to NAV      0.19%
------------------------------------
Market Yield                   5.05%
------------------------------------
Taxable-Equivalent Yield1      7.73%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $128,652
------------------------------------
Average Effective Maturity
on Securities (Years)          16.60
------------------------------------
Leverage-Adjusted Duration      8.25
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 5/17/90)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    5.56%         3.29%
------------------------------------
1-Year          4.73%         4.98%
------------------------------------
5-Year          6.66%         7.14%
------------------------------------
10-Year         6.02%         6.38%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         22.9%
------------------------------------
Water and Sewer                16.6%
------------------------------------
U.S. Guaranteed                16.4%
------------------------------------
Tax Obligation/General         15.7%
------------------------------------
Transportation                 14.4%
------------------------------------
Health Care                     7.9%
------------------------------------
Other                           6.1%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.7%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders a net ordinary income distribution in December 2006 of $0.0226 per share.

Nuveen California Investment Quality Municipal Fund, Inc.
NQC

Performance
     OVERVIEW As of February 28, 2007

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              68%
AA                               12%
A                                10%
BBB                               9%
N/R                               1%

Bar Chart:
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Mar                            0.066
Apr                            0.066
May                            0.066
Jun                           0.0615
Jul                           0.0615
Aug                           0.0615
Sep                           0.0585
Oct                           0.0585
Nov                           0.0585
Dec                           0.0585
Jan                           0.0585
Feb                           0.0585

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/01/06                       15.19
                              14.85
                              14.9
                              14.95
                              14.99
                              15
                              14.95
                              14.85
                              14.67
                              14.35
                              14.7
                              14.76
                              14.77
                              14.7
                              14.85
                              14.34
                              13.9
                              13.77
                              14.12
                              14.22
                              13.96
                              14
                              14.23
                              14.24
                              14.32
                              14.38
                              14.64
                              14.37
                              14.36
                              14.37
                              14.54
                              14.49
                              14.3
                              14.2
                              14.49
                              14.62
                              14.66
                              14.6
                              14.7
                              14.7
                              14.77
                              14.58
                              14.49
                              14.7
                              14.63
                              14.76
                              14.87
                              14.81
                              14.88
                              14.85
                              14.88
                              14.91
2/28/07                       14.98


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.98
------------------------------------
Common Share
Net Asset Value               $15.51
------------------------------------
Premium/(Discount) to NAV     -3.42%
------------------------------------
Market Yield                   4.69%
------------------------------------
Taxable-Equivalent Yield1      7.18%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $210,614
------------------------------------
Average Effective Maturity
on Securities (Years)          15.40
------------------------------------
Leverage-Adjusted Duration      8.16
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/20/90)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    5.32%         2.91%
------------------------------------
1-Year          5.51%         5.12%
------------------------------------
5-Year          5.39%         6.37%
------------------------------------
10-Year         5.56%         6.31%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------

Tax Obligation/Limited         21.4%
------------------------------------
Transportation                 19.9%
------------------------------------
U.S. Guaranteed                18.6%
------------------------------------
Tax Obligation/General         10.2%
------------------------------------
Education and Civic
   Organizations                8.4%
------------------------------------
Health Care                     7.2%
------------------------------------
Other                          14.3%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.7%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders capital gains and net ordinary income distributions in December 2006 of $0.0658 per share.

Nuveen California Select Quality Municipal Fund, Inc.
NVC

Performance
     OVERVIEW As of February 28, 2007


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              78%
AA                                6%
A                                 9%
BBB                               5%
N/R                               2%

Bar Chart:
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Mar                             0.07
Apr                             0.07
May                             0.07
Jun                           0.0665
Jul                           0.0665
Aug                           0.0665
Sep                           0.0635
Oct                           0.0635
Nov                           0.0635
Dec                           0.0635
Jan                           0.0635
Feb                           0.0635

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/01/06                       15.48
                              15.45
                              15.43
                              15.27
                              15.1
                              15.01
                              14.9
                              14.91
                              15.25
                              15.01
                              15.4
                              15.09
                              14.97
                              15.15
                              15.2
                              14.56
                              14.35
                              14.27
                              14.63
                              14.62
                              14.55
                              14.66
                              14.92
                              14.95
                              15
                              14.99
                              15.27
                              15.09
                              14.97
                              15.04
                              15.3287
                              15.02
                              15.02
                              14.95
                              15.11
                              15.13
                              15.06
                              15.07
                              15.07
                              15.1
                              15.19
                              15.25
                              15.2
                              15.4999
                              15.45
                              15.3
                              15.35
                              15.32
                              15.24
                              15.32
                              15.29
                              15.28
2/28/07                       15.33

FUND SNAPSHOT
------------------------------------
Common Share Price            $15.33
------------------------------------
Common Share
Net Asset Value               $15.54
------------------------------------
Premium/(Discount) to NAV     -1.35%
------------------------------------
Market Yield                   4.97%
------------------------------------
Taxable-Equivalent Yield1      7.61%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $359,266
------------------------------------
Average Effective Maturity
on Securities (Years)          14.35
------------------------------------
Leverage-Adjusted Duration      8.44
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 5/22/91)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    3.39%         3.13%
------------------------------------
1-Year          5.34%         5.26%
------------------------------------
5-Year          6.34%         6.94%
------------------------------------
10-Year         6.45%         6.72%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
U.S. Guaranteed                29.3%
------------------------------------
Tax Obligation/Limited         19.3%
------------------------------------
Tax Obligation/General         15.4%
------------------------------------
Transportation                 11.4%
------------------------------------
Utilities                       9.0%
------------------------------------
Health Care                     6.2%
------------------------------------
Other                           9.4%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.7%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders capital gains and net ordinary income distributions in December 2006 of $0.0500 per share.

Nuveen California Quality Income Municipal Fund, Inc.
NUC

Performance
     OVERVIEW As of February 28, 2007


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              75%
AA                                4%
A                                10%
BBB                               8%
N/R                               3%

Bar Chart:
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Mar                           0.0685
Apr                           0.0685
May                           0.0685
Jun                            0.065
Jul                            0.065
Aug                            0.065
Sep                            0.065
Oct                            0.065
Nov                            0.065
Dec                            0.065
Jan                            0.065
Feb                            0.065

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/01/06                       15.51
                              15.35
                              15.32
                              15.26
                              15.29
                              15.39
                              14.93
                              14.85
                              15.06
                              15.09
                              15.21
                              15.04
                              14.96
                              14.9099
                              15
                              14.53
                              14.08
                              14.1
                              14.44
                              14.36
                              14.59
                              14.9
                              15.24
                              15.18
                              15.1
                              15.01
                              15.24
                              15.19
                              15.3
                              15.18
                              15.31
                              15.24
                              15.12
                              15.14
                              15.35
                              15.49
                              15.53
                              15.59
                              15.54
                              15.5
                              15.78
                              15.61
                              15.4
                              15.37
                              15.6
                              15.46
                              15.57
                              15.55
                              15.5801
                              15.72
                              15.71
                              15.63
2/28/07                     15.6899


FUND SNAPSHOT
------------------------------------
Common Share Price            $15.69
------------------------------------
Common Share
Net Asset Value               $15.66
------------------------------------
Premium/(Discount) to NAV      0.19%
------------------------------------
Market Yield                   4.97%
------------------------------------
Taxable-Equivalent Yield1      7.61%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $344,618
------------------------------------
Average Effective Maturity
on Securities (Years)          14.71
------------------------------------
Leverage-Adjusted Duration      8.53
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/20/91)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    5.49%         3.10%
------------------------------------
1-Year          6.24%         5.01%
------------------------------------
5-Year          5.96%         6.55%
------------------------------------
10-Year         6.47%         6.56%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
U.S. Guaranteed                30.8%
------------------------------------
Tax Obligation/Limited         20.1%
------------------------------------
Tax Obligation/General         14.7%
------------------------------------
Transportation                  8.8%
------------------------------------
Water and Sewer                 5.5%
------------------------------------
Health Care                     4.8%
------------------------------------
Utilities                       4.7%
------------------------------------
Other                          10.6%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.7%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders capital gains and net ordinary income distributions in December 2006 of $0.0296 per share.

Shareholder
       MEETING REPORT

The meeting was held in the offices of Nuveen Investments on November 14, 2006.

                                                       NCA                      NCP                                NCO
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                                                     Common and                          Common and
                                                        Common    MuniPreferred    MuniPreferred      MuniPreferred    MuniPreferred
                                                 shares voting    shares voting    shares voting      shares voting    shares voting
                                                      together         together         together           together         together
                                                    as a class       as a class       as a class         as a class       as a class
====================================================================================================================================
Robert P. Bremner
   For                                              22,956,663       11,565,758               --          7,340,396               --
   Withhold                                            328,646          481,758               --            156,532               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                            23,285,309       12,047,516               --          7,496,928               --
====================================================================================================================================
Lawrence H. Brown
   For                                                      --       11,564,825               --          7,352,496               --
   Withhold                                                 --          482,691               --            144,432               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                    --       12,047,516               --          7,496,928               --
====================================================================================================================================
Jack B. Evans
   For                                              22,968,403       11,569,600               --          7,350,976               --
   Withhold                                            316,906          477,916               --            145,952               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                            23,285,309       12,047,516               --          7,496,928               --
====================================================================================================================================
William C. Hunter
   For                                                      --       11,563,816               --          7,352,296               --
   Withhold                                                 --          483,700               --            144,632               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                    --       12,047,516               --          7,496,928               --
====================================================================================================================================
David J. Kundert
   For                                                      --       11,569,400               --          7,353,076               --
   Withhold                                                 --          478,116               --            143,852               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                    --       12,047,516               --          7,496,928               --
====================================================================================================================================
William J. Schneider
   For                                              22,934,212               --            3,536                 --            2,115
   Withhold                                            351,097               --               --                 --                5
------------------------------------------------------------------------------------------------------------------------------------
   Total                                            23,285,309               --            3,536                 --            2,120
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                      --               --            3,536                 --            2,115
   Withhold                                                 --               --               --                 --                5
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                    --               --            3,536                 --            2,120
====================================================================================================================================
Judith M. Stockdale
   For                                              22,966,613       11,560,839               --          7,348,466               --
   Withhold                                            318,696          486,677               --            148,462               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                            23,285,309       12,047,516               --          7,496,928               --
====================================================================================================================================
Eugene S. Sunshine
   For                                                      --       11,561,691               --          7,352,216               --
   Withhold                                                 --          485,825               --            144,712               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                    --       12,047,516               --          7,496,928               --
====================================================================================================================================

                                             NQC                               NVC                                NUC
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                   Common and                        Common and                          Common and
                                MuniPreferred    MuniPreferred    MuniPreferred    MuniPreferred      MuniPreferred    MuniPreferred
                                shares voting    shares voting    shares voting    shares voting      shares voting    shares voting
                                     together         together         together         together           together         together
                                   as a class       as a class       as a class       as a class         as a class       as a class
====================================================================================================================================
Robert P. Bremner
   For                             12,415,748               --       20,845,028               --         20,167,150               --
   Withhold                           136,176               --          309,423               --            403,484               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           12,551,924               --       21,154,451               --         20,570,634               --
====================================================================================================================================
Lawrence H. Brown
   For                             12,434,717               --       20,888,378               --         20,184,022               --
   Withhold                           117,207               --          266,073               --            386,612               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           12,551,924               --       21,154,451               --         20,570,634               --
====================================================================================================================================
Jack B. Evans
   For                             12,435,157               --       20,891,734               --         20,185,472               --
   Withhold                           116,767               --          262,717               --            385,162               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           12,551,924               --       21,154,451               --         20,570,634               --
====================================================================================================================================
William C. Hunter
   For                             12,435,268               --       20,893,234               --         20,185,622               --
   Withhold                           116,656               --          261,217               --            385,012               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           12,551,924               --       21,154,451               --         20,570,634               --
====================================================================================================================================
David J. Kundert
   For                             12,435,268               --       20,892,884               --         20,186,772               --
   Withhold                           116,656               --          261,567               --            383,862               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           12,551,924               --       21,154,451               --         20,570,634               --
====================================================================================================================================
William J. Schneider
   For                                     --            3,831               --            6,544                 --            6,484
   Withhold                                --               --               --                2                 --               12
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   --            3,831               --            6,546                 --            6,496
====================================================================================================================================
Timothy R. Schwertfeger
   For                                     --            3,830               --            6,544                 --            6,484
   Withhold                                --                1               --                2                 --               12
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   --            3,831               --            6,546                 --            6,496
====================================================================================================================================
Judith M. Stockdale
   For                             12,417,202               --       20,866,024               --         20,165,824               --
   Withhold                           134,722               --          288,427               --            404,810               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           12,551,924               --       21,154,451               --         20,570,634               --
====================================================================================================================================
Eugene S. Sunshine
   For                             12,433,318               --       20,884,919               --         20,181,775               --
   Withhold                           118,606               --          269,532               --            388,859               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           12,551,924               --       21,154,451               --         20,570,634               --
====================================================================================================================================

                        Nuveen California Municipal Value Fund, Inc. (NCA)
                        Portfolio of
                                INVESTMENTS February 28, 2007 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 1.3% (1.4% OF TOTAL INVESTMENTS)

$         630   California County Tobacco Securitization Agency, Tobacco              6/15 at 100.00         BBB     $      613,198
                 Settlement Asset-Backed Bonds, Sonoma County Tobacco
                 Securitization Corporation, Series 2005, 4.250%, 6/01/21

        2,500   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         BBB          2,801,475
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.250%, 6/01/33

------------------------------------------------------------------------------------------------------------------------------------
        3,130   Total Consumer Staples                                                                                    3,414,673
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 0.8% (0.8% OF TOTAL INVESTMENTS)

          140   California Educational Facilities Authority, Revenue Bonds,          10/15 at 100.00          A3            147,280
                 University of Redlands, Series 2005A, 5.000%, 10/01/35

                California Educational Facilities Authority, Revenue Bonds,
                University of the Pacific, Series 2006:
           95    5.000%, 11/01/21                                                    11/15 at 100.00          A2            101,937
          125    5.000%, 11/01/25                                                    11/15 at 100.00          A2            133,278

        1,500   California Statewide Community Development Authority,                 6/07 at 105.00         N/R          1,583,625
                 Certificates of Participation, San Diego Space and Science
                 Foundation, Series 1996, 7.500%, 12/01/26

------------------------------------------------------------------------------------------------------------------------------------
        1,860   Total Education and Civic Organizations                                                                   1,966,120
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 7.6% (7.7% OF TOTAL INVESTMENTS)

          730   Arcadia, California, Hospital Revenue Bonds, Methodist Hospital       5/07 at 100.00        BBB+            731,467
                 of Southern California, Series 1992, 6.500%, 11/15/12

          940   California Health Facilities Financing Authority, Revenue Bonds,     11/15 at 100.00          A2            983,513
                 Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/34

        4,380   California Statewide Community Development Authority,                 3/16 at 100.00          A+          4,578,677
                 Revenue Bonds, Kaiser Permanante System, Series 2006,
                 5.000%, 3/01/41

        1,460   California Statewide Community Development Authority,                 8/16 at 100.00          A+          1,569,427
                 Revenue Bonds, Kaiser Permanente System, Series 2001C,
                 5.250%, 8/01/31

        2,710   California Statewide Community Development Authority,                   No Opt. Call         AAA          2,972,680
                 Revenue Bonds, Sherman Oaks Health System, Series 1998A,
                 5.000%, 8/01/22 - AMBAC Insured

        5,000   Central California Joint Powers Health Finance Authority,             2/10 at 101.00        Baa2          5,253,400
                 Certificates of Participation, Community Hospitals of Central
                 California Obligated Group, Series 2000, 6.000%, 2/01/30

        1,440   Stockton, California, Health Facility Revenue Bonds, Dameron         12/07 at 102.00        BBB+          1,471,262
                 Hospital Association, Series 1997A, 5.300%, 12/01/08

        1,730   West Contra Costa Healthcare District, California, Certificates       7/14 at 100.00         AAA          1,898,986
                 of Participation, Series 2004, 5.375%, 7/01/21 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       18,390   Total Health Care                                                                                        19,459,412
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 3.1% (3.2% OF TOTAL INVESTMENTS)

        3,350   ABAG Finance Authority for Non-Profit Corporations, California,         No Opt. Call         BBB          3,464,838
                 Multifamily Housing Revenue Refunding Bonds, United
                 Dominion/The Highlands of Marin Apartments, Series 2000A,
                 6.400%, 8/15/30 (Mandatory put 8/15/08) (Alternative
                 Minimum Tax)

        2,535   California Statewide Community Development Authority,                 7/09 at 102.00         N/R          2,644,639
                 Multifamily Housing Revenue Bonds, Harbor City Lights,
                 Series 1999Y, 6.650%, 7/01/39 (Alternative Minimum Tax)

          465   Riverside County, California, Subordinate Lien Mobile Home            4/07 at 100.00         N/R            465,484
                 Park Revenue Bonds, Bravo Mobile Home Park Project,
                 Series 1999B, 6.500%, 3/20/29

        1,440   San Dimas Housing Authority, California, Mobile Home Park             7/08 at 102.00         N/R          1,494,259
                 Revenue Bonds, Charter Oak Mobile Home Estates Acquisition
                 Project, Series 1998A, 5.700%, 7/01/28

------------------------------------------------------------------------------------------------------------------------------------
        7,790   Total Housing/Multifamily                                                                                 8,069,220
------------------------------------------------------------------------------------------------------------------------------------


                                       18

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 0.2% (0.2% OF TOTAL INVESTMENTS)

$         400   California Housing Finance Agency, Home Mortgage Revenue              2/16 at 100.00         AAA     $      430,644
                 Bonds, Series 2006H, 5.750%, 8/01/30 - FGIC Insured
                 (Alternative Minimum Tax)

            5   California Rural Home Mortgage Finance Authority,                       No Opt. Call         Aaa              5,192
                 GNMA Collateralized Single Family Mortgage Revenue
                 Bonds, Series 1993A-2, 7.950%, 12/01/24 (Alternative
                 Minimum Tax)

           45   California Rural Home Mortgage Finance Authority,                       No Opt. Call         AAA             45,301
                 Mortgage-Backed Securities Program Single Family
                 Mortgage Revenue Bonds, Series 1997D, 6.700%, 5/01/29
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
          450   Total Housing/Single Family                                                                                 481,137
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 0.4% (0.4% OF TOTAL INVESTMENTS)

        1,000   California Pollution Control Financing Authority, Solid Waste         1/16 at 102.00         BBB          1,048,600
                 Disposal Revenue Bonds, Waste Management Inc.,
                 Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 4.5% (4.5% OF TOTAL INVESTMENTS)

                ABAG Finance Authority for Non-Profit Corporations, California,
                Cal-Mortgage Revenue Bonds, Elder Care Alliance of Union City,
                Series 2004:
        1,850    5.400%, 8/15/24                                                      8/14 at 100.00           A          1,984,088
        2,130    5.600%, 8/15/34                                                      8/14 at 100.00           A          2,298,952

        2,720   ABAG Finance Authority for Non-Profit Corporations,                  10/07 at 102.00         BB+          2,773,502
                 California, Certificates of Participation, American Baptist
                 Homes of the West, Series 1997A, 5.750%, 10/01/17

        2,830   California Statewide Community Development Authority,                 4/09 at 101.00         BBB          2,897,156
                 Certificates of Participation, Internext Group, Series 1999,
                 5.375%, 4/01/17

        1,500   Riverside County Public Financing Authority, California,              5/09 at 101.00        BBB-          1,554,015
                 Certificates of Participation, Air Force Village West,
                 Series 1999, 5.750%, 5/15/19

------------------------------------------------------------------------------------------------------------------------------------
       11,030   Total Long-Term Care                                                                                     11,507,713
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 8.2% (8.3% OF TOTAL INVESTMENTS)

                California, General Obligation Bonds, Series 2004:
          500    5.000%, 2/01/20                                                      2/14 at 100.00          A+            534,805
        5,200    5.000%, 2/01/21                                                      2/14 at 100.00          A+          5,552,196
        2,850    5.250%, 4/01/34                                                      4/14 at 100.00          A+          3,067,056

        1,000   Fremont Unified School District, Alameda County, California,          8/12 at 101.00         AAA          1,070,770
                 General Obligation Bonds, Series 2002A, 5.000%, 8/01/21 -
                 FGIC Insured

        1,500   Los Angeles Unified School District, California, General              7/16 at 100.00         AAA          1,626,240
                 Obligation Bonds, Series 2006F, 5.000%, 7/01/24 -
                 FGIC Insured

        1,845   Oakland Unified School District, Alameda County, California,          8/08 at 101.00         AAA          1,899,280
                 General Obligation Bonds, Series 2001, 5.125%, 8/01/21 -
                 FSA Insured

        2,000   Puerto Rico, General Obligation and Public Improvement Bonds,           No Opt. Call         AAA          2,342,820
                 Series 2001A, 5.500%, 7/01/20 - MBIA Insured

          270   Roseville Joint Union High School District, Placer County,            8/15 at 100.00         AAA            289,842
                 California, General Obligation Bonds, Series 2006B,
                 5.000%, 8/01/27 - FGIC Insured

        1,395   San Diego Unified School District, San Diego County, California,      7/16 at 101.00         AAA          1,425,439
                 General Obligation Bonds, Series 2006G-1, 4.500%, 7/01/29 -
                 FSA Insured (UB)

        1,500   San Ramon Valley Unified School District, Contra Costa                8/13 at 100.00         AAA          1,591,185
                 County, California, General Obligation Bonds, Series 2003,
                 5.000%, 8/01/23 - FSA Insured

        1,460   West Contra Costa Unified School District, Contra Costa               8/11 at 101.00         AAA          1,548,885
                 County, California, General Obligation Bonds, Series 2003B,
                 5.000%, 8/01/20 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       19,520   Total Tax Obligation/General                                                                             20,948,518
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 26.9% (27.4% OF TOTAL INVESTMENTS)

                Bell Community Redevelopment Agency, California, Tax Allocation
                Bonds, Bell Project Area, Series 2003:
        3,000    5.500%, 10/01/23 - RAAI Insured                                     10/13 at 100.00          AA          3,262,890
        1,000    5.625%, 10/01/33 - RAAI Insured                                     10/13 at 100.00          AA          1,092,390


                                       19

                        Nuveen California Municipal Value Fund, Inc. (NCA) (continued)
                             Portfolio of INVESTMENTS February 28, 2007 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                Burbank Redevelopment Agency, California, Tax Allocation Bonds,
                Golden State Redevelopment Project, Series 2003:
$       1,700    5.625%, 12/01/28 - FGIC Insured                                     12/13 at 100.00         AAA     $    1,868,402
        5,010    5.750%, 12/01/33 - FGIC Insured                                     12/13 at 100.00         AAA          5,540,008

        2,400   Calexico Community Redevelopment Agency, California,                  8/13 at 102.00         AAA          2,558,664
                 Tax Allocation Bonds, Merged Central Business and Residential
                 District Project, Series 2003C, 5.000%, 8/01/28 -
                 AMBAC Insured

        1,790   California, Economic Recovery Revenue Bonds, Series 2004A,            7/14 at 100.00         AA+          1,945,515
                 5.000%, 7/01/15

          340   Capistrano Unified School District, Orange County, California,        9/15 at 100.00         AAA            365,456
                 Special Tax Bonds, Community Facilities District, Series 2005,
                 5.000%, 9/01/24 - FGIC Insured

        1,005   Chino Redevelopment Agency, California, Merged Chino                  9/16 at 101.00         AAA          1,084,717
                 Redevelopment Project Area Tax Allocation Bonds,
                 Series 2006, 5.000%, 9/01/38 - AMBAC Insured (UB)

        1,500   Coachella Valley Unified School District, Riverside County,           9/16 at 100.00         Aaa          1,606,020
                 California, Certificates of Participation, Series 2007,
                 5.000%, 9/01/36 - AMBAC Insured

        2,800   Commerce Community Development Commission, California,                8/07 at 102.00         N/R          2,875,908
                 Subordinate Lien Tax Allocation Refunding Bonds,
                 Redevelopment Project 1, Series 1997B, 6.000%, 8/01/21

        1,695   Duarte Redevelopment Agency, California, Tax Allocation               9/07 at 102.00         N/R          1,746,714
                 Refunding Bonds, Amended Davis Addition Project Area,
                 Series 1997A, 6.700%, 9/01/14

                Irvine, California, Unified School District, Community Facilities
                District Special Tax Bonds, Series 2006A:
          160    5.000%, 9/01/26                                                      9/16 at 100.00         N/R            164,325
          375    5.125%, 9/01/36                                                      9/16 at 100.00         N/R            386,805

        2,500   Kern County Board of Education, California, Certificates of           6/16 at 100.00         AAA          2,678,700
                 Participation, Series 2006A, 5.000%, 6/01/31 - MBIA Insured

          615   Los Angeles Community Redevelopment Agency, California,               9/15 at 100.00         Aaa            653,739
                 Lease Revenue Bonds, Manchester Social Services Project,
                 Series 2005, 5.000%, 9/01/37 - AMBAC Insured

        2,750   Los Angeles County Schools, California, Certificates of               9/13 at 100.00         AAA          2,902,185
                 Participation, Pooled Financing Program, Regionalized Business
                 Services Corporation, Series 2003A, 5.000%, 9/01/28 -
                 FSA Insured

        3,665   Milpitas, California, Local Improvement District 20 Limited           3/07 at 103.00         N/R          3,796,793
                 Obligation Bonds, Series 1998A, 5.650%, 9/02/13

                Modesto Schools Infrastructure Financing Agency, Stanislaus
                County, California, Special Tax Revenue Bonds, Series 2004:
        1,045    5.250%, 9/01/22 - AMBAC Insured                                      9/14 at 100.00         AAA          1,139,249
        1,145    5.250%, 9/01/23 - AMBAC Insured                                      9/14 at 100.00         AAA          1,246,710
        1,255    5.250%, 9/01/24 - AMBAC Insured                                      9/14 at 100.00         AAA          1,364,787

          420   Oakland Redevelopment Agency, California, Subordinate Lien            3/13 at 100.00         AAA            460,988
                 Tax Allocation Bonds, Central District Redevelopment Project,
                 Series 2003, 5.500%, 9/01/18 - FGIC Insured

        8,000   Palmdale Elementary School District, Los Angeles County,              8/09 at 101.00         AAA          8,463,040
                 California, Special Tax Bonds, Community Facilities District 90-1,
                 Series 1999, 5.800%, 8/01/29 - FSA Insured

          290   Rialto Redevelopment Agency, California, Tax Allocation Bonds,        9/15 at 100.00         AAA            307,838
                 Merged Project Area, Series 2005A, 5.000%, 9/01/35 -
                 XLCA Insured

        5,000   Riverside County Redevelopment Agency, California, Tax               10/14 at 100.00         AAA          5,275,800
                 Allocation Housing Bonds, Series 2004A, 5.000%, 10/01/37 -
                 XLCA Insured

          360   Roseville, California, Certificates of Participation,                 8/13 at 100.00         AAA            379,897
                 Public Facilities, Series 2003A, 5.000%, 8/01/25 -
                 AMBAC Insured

        3,130   San Francisco Redevelopment Agency, California, Lease Revenue         7/11 at 102.00         AAA          3,359,147
                 Bonds, Moscone Convention Center, Series 2004,
                 5.250%, 7/01/23 - AMBAC Insured

        2,750   San Jose Financing Authority, California, Lease Revenue Refunding     9/11 at 100.00         AAA          2,891,928
                 Bonds, Convention Center Project, Series 2001F, 5.000%, 9/01/20 -
                 MBIA Insured

        1,400   Shafter Joint Powers Financing Authority, California, Lease           7/07 at 101.00           A          1,416,310
                 Revenue Bonds, Community Correctional Facility Acquisition
                 Project, Series 1997A, 5.950%, 1/01/11

        1,000   Simi Valley, California, Certificates of Participation, Series 2004,  9/14 at 100.00         AAA          1,064,640
                 5.000%, 9/01/24 - AMBAC Insured


                                       20

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,925   Travis Unified School District, Solano County, California,            9/16 at 100.00         Aaa     $    2,067,335
                 Certificates of Participation, Series 2006, 5.000%, 9/01/26 -
                 FGIC Insured

        3,845   Ventura County Superintendent of Schools, California,                12/11 at 100.00         AAA          4,009,028
                 Certificates Participation, Series 2003, 5.000%, 12/01/27 -
                 AMBAC Insured

        1,185   Vista Joint Powers Financing Authority, California, Special Tax       3/07 at 101.00         N/R          1,192,051
                 Lease Revenue Refunding Bonds, Community Facilities
                 District 90-2, Series 1997A, 5.875%, 9/01/20

------------------------------------------------------------------------------------------------------------------------------------
       65,055   Total Tax Obligation/Limited                                                                             69,167,979
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 3.7% (3.7% OF TOTAL INVESTMENTS)

        2,500   Bay Area Toll Authority, California, Revenue Bonds,                   4/16 at 100.00          AA          2,691,850
                 San Francisco Bay Area Toll Bridge, Series 2006,
                 5.000%, 4/01/31

        5,500   Foothill/Eastern Transportation Corridor Agency, California,          1/14 at 101.00        BBB-          5,154,215
                 Toll Road Revenue Refunding Bonds, Series 1999,
                 0.000%, 1/15/27

        1,250   Fresno, California, Airport Revenue Bonds, Series 2000A,              7/10 at 101.00         AAA          1,325,838
                 5.500%, 7/01/30 - FSA Insured

          240   Palm Springs Financing Authority, California, Palm Springs            7/14 at 102.00         N/R            246,869
                 International Airport Revenue Bonds, Series 2006,
                 5.550%, 7/01/28 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        9,490   Total Transportation                                                                                      9,418,772
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 32.2% (32.8% OF TOTAL INVESTMENTS) (4)

        2,400   California County Tobacco Securitization Agency, Tobacco              6/12 at 100.00     N/R (4)          2,573,496
                 Settlement Asset-Backed Bonds, Sonoma County Tobacco
                 Funding Corporation, Series 2002B, 5.500%, 6/01/30
                 (Pre-refunded 6/01/12)

        4,500   California Department of Water Resources, Power Supply                5/12 at 101.00         Aaa          4,870,755
                 Revenue Bonds, Series 2002A, 5.125%, 5/01/18
                 (Pre-refunded 5/01/12)

        3,115   California Educational Facilities Authority, Revenue Bonds,           6/10 at 101.00    Baa3 (4)          3,437,589
                 Pooled College and University Projects, Series 2000C,
                 6.750%, 6/01/30 (ETM)

       12,000   California Health Facilities Financing Authority, Revenue Bonds,     12/09 at 101.00     N/R (4)         12,905,039
                 Cedars-Sinai Medical Center, Series 1999A, 6.125%, 12/01/30
                 (Pre-refunded 12/01/09)

        4,000   California State Public Works Board, Lease Revenue Bonds,            11/09 at 101.00         AAA          4,263,640
                 Department of Health Services, Series 1999A,
                 5.750%, 11/01/24 (Pre-refunded 11/01/09) - MBIA Insured

        6,260   California, Various Purpose General Obligation Bonds,                 3/10 at 101.00         AAA          6,708,216
                 Series 2000, 5.750%, 3/01/27 (Pre-refunded 3/01/10) -
                 MBIA Insured

        2,065   Contra Costa County, California, GNMA Mortgage-Backed                   No Opt. Call         AAA          2,826,014
                 Securities Program Home Mortgage Revenue Bonds,
                 Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax) (ETM)

                Golden State Tobacco Securitization Corporation, California,
                Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2003B:
        3,800    5.500%, 6/01/33 (Pre-refunded 6/01/13)                               6/13 at 100.00         AAA          4,179,886
        3,000    5.625%, 6/01/38 (Pre-refunded 6/01/13)                               6/13 at 100.00         AAA          3,320,700

        2,500   Los Angeles Community Redevelopment Agency, California,               7/07 at 100.00     BBB (4)          2,526,900
                 Tax Allocation Refunding Bonds, Central Business District
                 Redevelopment Project, Series 1987G, 6.750%, 7/01/10 (ETM)

        3,200   Los Angeles Unified School District, California, General              7/13 at 100.00         AAA          3,464,096
                 Obligation Bonds, Series 2003A, 5.000%, 7/01/22
                 (Pre-refunded 7/01/13) - FSA Insured

        3,960   Merced Irrigation District, California, Subordinated Revenue          3/08 at 102.00         AAA          4,165,643
                 Certificates of Participation, Electric System Project,
                 Series 2000, 7.450%, 3/01/18 (Pre-refunded 3/01/08)

        8,565   Palmdale, California, GNMA Mortgage-Backed Securities                   No Opt. Call         AAA          5,727,159
                 Program Single Family Mortgage Revenue Bonds,
                 Series 1988A, 0.000%, 3/01/17 (ETM)

        3,300   Puerto Rico Highway and Transportation Authority, Highway             7/12 at 100.00         AAA          3,583,008
                 Revenue Bonds, Series 2002D, 5.375%, 7/01/36
                 (Pre-refunded 7/01/12)

       20,415   San Bernardino County, California, GNMA Mortgage-Backed                 No Opt. Call         AAA          9,505,020
                 Securities Program Single Family Home Mortgage Revenue
                 Bonds, Series 1988A, 0.000%, 9/01/21 (Alternative
                 Minimum Tax) (ETM)

        5,000   San Diego Unified School District, California, General                7/14 at 100.00         AAA          5,452,900
                 Obligation Bonds, Series 2004F, 5.000%, 7/01/29
                 (Pre-refunded 7/01/14) - FSA Insured


                                       21

                        Nuveen California Municipal Value Fund, Inc. (NCA) (continued)
                             Portfolio of INVESTMENTS February 28, 2007 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

$       3,000   Virgin Islands Public Finance Authority, Gross Receipts Taxes        10/10 at 101.00    BBB+ (4)     $    3,307,860
                 Loan Note, Series 1999A, 6.500%, 10/01/24
                 (Pre-refunded 10/01/10)

------------------------------------------------------------------------------------------------------------------------------------
       91,080   Total U.S. Guaranteed                                                                                    82,817,921
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 2.7% (2.7% OF TOTAL INVESTMENTS)

        2,600   California Statewide Community Development Authority,                 6/07 at 101.00         N/R          2,623,738
                 Certificates of Participation Refunding, Rio Bravo Fresno
                 Project, Series 1999A, 6.300%, 12/01/18

          605   Merced Irrigation District, California, Electric System Revenue       9/15 at 100.00         AAA            650,738
                 Bonds, Series 2005, 5.125%, 9/01/31 - XLCA Insured

        3,470   Puerto Rico Industrial, Tourist, Educational, Medical and             6/10 at 101.00        Baa3          3,765,713
                 Environmental Control Facilities Financing Authority,
                 Co-Generation Facility Revenue Bonds, Series 2000A,
                 6.625%, 6/01/26 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        6,675   Total Utilities                                                                                           7,040,189
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 5.5% (5.5% OF TOTAL INVESTMENTS)

        1,500   California Department of Water Resources, Water System                6/15 at 100.00         AAA          1,618,200
                 Revenue Bonds, Central Valley Project, Series 2005AD,
                 5.000%, 12/01/22 - FSA Insured

          410   Healdsburg Public Financing Authority, California, Wastewater         4/16 at 100.00         AAA            438,880
                 Revenue Bonds, Series 2006, 5.000%, 4/01/36 - MBIA Insured

          500   Los Angeles County Sanitation Districts Financing Authority,         10/13 at 100.00         AAA            531,085
                 California, Senior Revenue Bonds, Capital Projects,
                 Series 2003A, 5.000%, 10/01/23 - FSA Insured

        5,000   Orange County Sanitation District, California, Certificates of        8/13 at 100.00         AAA          5,372,850
                 Participation, Series 2003, 5.250%, 2/01/27 - FGIC Insured

          625   Sacramento County Sanitation District Financing Authority,            6/16 at 100.00         AAA            674,681
                 California, Revenue Bonds, Series 2006, 5.000%, 12/01/31 -
                 FGIC Insured

        1,580   San Diego County Water Authority, California, Water Revenue           5/12 at 101.00         AAA          1,666,489
                 Refunding Certificates of Participation, Series 2002A,
                 5.000%, 5/01/26 - MBIA Insured

        3,500   Woodbridge Irrigation District, California, Certificates of           7/13 at 100.00        BBB+          3,724,840
                 Participation, Water Systems Project, Series 2003,
                 5.625%, 7/01/43

------------------------------------------------------------------------------------------------------------------------------------
       13,115   Total Water and Sewer                                                                                    14,027,025
------------------------------------------------------------------------------------------------------------------------------------
$     248,585   Total Long-Term Investments (cost $231,321,819) - 97.1%                                                 249,367,279
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 1.4% (1.4% OF TOTAL INVESTMENTS)

          500   California Infrastructure and Economic Development Bank,                                    A-1+            500,000
                 Revenue Bonds, Jewish Community Center, Variable Rate
                 Demand Obligations, Series 2007, 3.510%, 12/01/31 -
                 FGIC Insured (5)

        1,000   East Bay Municipal Utility District, Alameda and Contra Costa                               A-1+          1,000,000
                 Counties, California, Water System Subordinated Revenue
                 Bonds, Variable Rate Demand Obligations, Series 2005B-2,
                 3.420%, 6/01/38 - XLCA Insured (5)

        2,000   Puerto Rico Government Development Bank, Adjustable                                         A-1+          2,000,000
                 Refunding Bonds, Variable Rate Demand Obligations,
                 Series 1985, 3.340%, 12/01/15 - MBIA Insured (5)

------------------------------------------------------------------------------------------------------------------------------------
$       3,500   Total Short-Term Investments (cost $3,500,000)                                                            3,500,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $234,821,819) - 98.5%                                                           252,867,279
                --------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (0.6)%                                                                       (1,600,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.1%                                                                      5,547,117
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  256,814,396
                ====================================================================================================================

FORWARD SWAPS OUTSTANDING AT FEBRUARY 28, 2007:

                                      FUND                                       FIXED RATE                              UNREALIZED
                   NOTIONAL    PAY/RECEIVE      FLOATING RATE   FIXED RATE          PAYMENT  EFFECTIVE   TERMINATION   APPRECIATION
COUNTERPARTY         AMOUNT  FLOATING RATE              INDEX  (ANNUALIZED)       FREQUENCY    DATE (6)         DATE  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan         $3,800,000            Pay  3-Month USD-LIBOR        5.869%   Semi-Annually    7/27/07       7/27/34     $  338,444
Morgan Stanley    9,500,000            Pay  3-Month USD-LIBOR        5.816    Semi-Annually    7/27/07       7/27/29        704,484
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $1,042,928
====================================================================================================================================
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates)

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    (5) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

                    (6) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                    N/R  Not rated.

                  (ETM)  Escrowed to maturity.

                   (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No 140.

                                 See accompanying notes to financial statements.

                        Nuveen California Performance Plus Municipal Fund, Inc. (NCP)
                        Portfolio of
                                INVESTMENTS February 28, 2007 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 2.1% (1.4% OF TOTAL INVESTMENTS)

$         750   California County Tobacco Securitization Agency, Tobacco              6/15 at 100.00         BBB     $      729,998
                 Settlement Asset-Backed Bonds, Sonoma County Tobacco
                 Securitization Corporation, Series 2005, 4.250%, 6/01/21

        3,000   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         BBB          3,440,910
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.750%, 6/01/39

------------------------------------------------------------------------------------------------------------------------------------
        3,750   Total Consumer Staples                                                                                    4,170,908
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 6.3% (4.1% OF TOTAL INVESTMENTS)

          160   California Educational Facilities Authority, Revenue Bonds,          10/15 at 100.00          A3            168,320
                 University of Redlands, Series 2005A, 5.000%, 10/01/35

                California Educational Facilities Authority, Revenue Bonds,
                University of the Pacific, Series 2006:
          110    5.000%, 11/01/21                                                    11/15 at 100.00          A2            118,032
          150    5.000%, 11/01/25                                                    11/15 at 100.00          A2            159,933

        4,730   California Infrastructure Economic Development Bank, Revenue         10/11 at 101.00          A-          5,064,175
                 Bonds, J. David Gladstone Institutes, Series 2001,
                 5.500%, 10/01/21

        4,730   California State University, Systemwide Revenue Bonds,               11/12 at 100.00         AAA          5,033,193
                 Series 2002A, 5.000%, 11/01/19 - AMBAC Insured

        2,000   University of California, Revenue Bonds, Multi-Purpose Projects,      5/13 at 100.00         AAA          2,155,660
                 Series 2003A, 5.125%, 5/15/17 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       11,880   Total Education and Civic Organizations                                                                  12,699,313
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 12.1% (7.9% OF TOTAL INVESTMENTS)

        2,475   California Health Facilities Financing Authority, Insured Health      5/07 at 100.00          A+          2,478,762
                 Facility Revenue Refunding Bonds, Valley Memorial Hospital,
                 Series 1993A, 6.000%, 5/01/17

        1,125   California Health Facilities Financing Authority, Revenue Bonds,     11/15 at 100.00          A2          1,177,076
                 Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/34

        5,500   California Statewide Community Development Authority,                 7/07 at 102.00         AA-          5,630,405
                 Certificates of Participation Refunding, St. Joseph Health
                 System, Series 1997, 5.125%, 7/01/17

        5,220   California Statewide Community Development Authority, Revenue         3/16 at 100.00          A+          5,456,779
                 Bonds, Kaiser Permanante System, Series 2006, 5.000%, 3/01/41

        1,755   California Statewide Community Development Authority, Revenue         8/16 at 100.00          A+          1,886,537
                 Bonds, Kaiser Permanente System, Series 2001C,
                 5.250%, 8/01/31

        1,355   California Statewide Community Development Authority, Revenue           No Opt. Call         AAA          1,486,340
                 Bonds, Sherman Oaks Health System, Series 1998A,
                 5.000%, 8/01/22 - AMBAC Insured

                Central California Joint Powers Health Finance Authority,
                Certificates of Participation, Community Hospitals of Central
                California, Series 1993:
        1,790    5.250%, 2/01/13                                                      8/07 at 100.00        Baa2          1,791,289
        4,560    5.000%, 2/01/23                                                      8/07 at 100.00        Baa2          4,561,550

------------------------------------------------------------------------------------------------------------------------------------
       23,780   Total Health Care                                                                                        24,468,738
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 4.7% (3.1% OF TOTAL INVESTMENTS)

        3,750   California Statewide Community Development Authority,                   No Opt. Call         BBB          3,798,488
                 Revenue Refunding Bonds, Irvine Apartment Communities
                 Development, Series 1998A, 4.900%, 5/15/25 (Mandatory
                 put 5/15/08)

        1,500   California Statewide Community Development Authority,                 8/12 at 100.00           A          1,600,410
                 Student Housing Revenue Bonds, EAH - Irvine East Campus
                 Apartments, LLC Project, Series 2002A, 5.500%, 8/01/22 -
                 ACA Insured

        3,915   Los Angeles, California, GNMA Collateralized Multifamily              3/07 at 102.00         AAA          3,997,372
                 Housing Revenue Bonds, Ridgecroft Apartments, Series 1997E,
                 6.250%, 9/20/39 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        9,165   Total Housing/Multifamily                                                                                 9,396,270
------------------------------------------------------------------------------------------------------------------------------------


                                       24

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 0.3% (0.2% OF TOTAL INVESTMENTS)

$         480   California Housing Finance Agency, Home Mortgage Revenue              2/16 at 100.00         AAA     $      516,773
                 Bonds, Series 2006H, 5.750%, 8/01/30 - FGIC Insured
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 0.7% (0.4% OF TOTAL INVESTMENTS)

        1,250   California Pollution Control Financing Authority, Solid Waste         1/16 at 102.00         BBB          1,310,750
                 Disposal Revenue Bonds, Waste Management Inc.,
                 Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 22.6% (14.8% OF TOTAL INVESTMENTS)

        2,000   California, General Obligation Bonds, Series 2003,                    8/13 at 100.00         AAA          2,157,980
                 5.250%, 2/01/22 - CIFG Insured

                California, General Obligation Bonds, Series 2004:
          500    5.000%, 2/01/23                                                      2/14 at 100.00          A+            531,680
        3,950    5.200%, 4/01/26                                                      4/14 at 100.00          A+          4,256,955
        3,400    5.250%, 4/01/34                                                      4/14 at 100.00          A+          3,658,944

        3,550   Centinela Valley Union High School District, Los Angeles                No Opt. Call         AAA          4,096,949
                 County, California, General Obligation Bonds, Series 2002A,
                 5.250%, 2/01/26 - MBIA Insured

        3,555   Los Angeles Unified School District, Los Angeles County,              7/16 at 100.00         AAA          3,736,874
                 California, General Obligation Bonds, Series 2006B,
                 4.750%, 1/01/27 - FGIC Insured (UB)

        1,400   Los Rios Community College District, Sacramento, El Dorado            8/14 at 102.00         AAA          1,518,006
                 and Yolo Counties, California, General Obligation Bonds,
                 Series 2006C, 5.000%, 8/01/24 - FSA Insured

        4,765   North Orange County Community College District, California,             No Opt. Call         AAA          1,982,431
                 General Obligation Bonds, Series 2003B, 0.000%, 8/01/27 -
                 FGIC Insured

        2,575   Oxnard School District, Ventura County, California, General           2/22 at 103.00         AAA          3,095,974
                 Obligation Refunding Bonds, Series 2001A, 5.750%, 8/01/30 -
                 MBIA Insured

        6,000   Puerto Rico, General Obligation and Public Improvement Bonds,           No Opt. Call         AAA          6,625,560
                 Series 1993, 7.000%, 7/01/10 - MBIA Insured

                Riverside Community College District, California, General
                Obligation Bonds, Series 2004A:
           15    5.250%, 8/01/25 - MBIA Insured                                       8/14 at 100.00         AAA             16,334
           20    5.250%, 8/01/26 - MBIA Insured                                       8/14 at 100.00         AAA             21,779

          325   Roseville Joint Union High School District, Placer County,            8/15 at 100.00         AAA            348,884
                 California, General Obligation Bonds, Series 2006B,
                 5.000%, 8/01/27 - FGIC Insured

        4,000   San Diego Unified School District, San Diego County, California,      7/13 at 101.00         AAA          4,380,280
                 General Obligation Bonds, Series 2003E, 5.250%, 7/01/22 -
                 FSA Insured

        1,690   San Diego Unified School District, San Diego County, California,      7/16 at 101.00         AAA          1,726,876
                 General Obligation Bonds, Series 2006G-1, 4.500%, 7/01/29 -
                 FSA Insured (UB)

        3,000   San Jose-Evergreen Community College District, Santa Clara            9/10 at 100.00         AAA          3,186,420
                 County, California, General Obligation Bonds, Series 2000B,
                 5.600%, 9/01/24 - FGIC Insured

        2,200   Santa Maria Joint Union High School District, Santa Barbara             No Opt. Call         Aaa          2,665,630
                 and San Luis Obispo Counties, California, General Obligation
                 Bonds, Series 2003B, 5.625%, 8/01/24 - FSA Insured

        1,440   Southwestern Community College District, San Diego County,            8/15 at 102.00         AAA          1,571,933
                 California, General Obligation Bonds, Series 2005,
                 5.000%, 8/01/24 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       44,385   Total Tax Obligation/General                                                                             45,579,489
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 29.4% (19.2% OF TOTAL INVESTMENTS)

        5,045   California State Public Works Board, Lease Revenue Bonds,             3/12 at 100.00         AAA          5,349,768
                 Department of Corrections, Series 2002A, 5.250%, 3/01/22 -
                 AMBAC Insured

        1,575   California State Public Works Board, Lease Revenue Bonds,            12/13 at 100.00           A          1,740,580
                 Department of General Services, Series 2003D, 5.500%, 6/01/20

        3,010   California State Public Works Board, Lease Revenue Bonds,             6/14 at 100.00           A          3,348,083
                 Department of Mental Health, Coalinga State Hospital,
                 Series 2004A, 5.500%, 6/01/19

        2,195   California, Economic Recovery Revenue Bonds, Series 2004A,            7/14 at 100.00         AA+          2,385,702
                 5.000%, 7/01/15

          400   Capistrano Unified School District, Orange County, California,        9/15 at 100.00         AAA            429,948
                 Special Tax Bonds, Community Facilities District, Series 2005,
                 5.000%, 9/01/24 - FGIC Insured


                                       25

                        Nuveen California Performance Plus Municipal Fund, Inc. (NCP) (continued)
                             Portfolio of INVESTMENTS February 28, 2007 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,210   Chino Redevelopment Agency, California, Merged Chino                  9/16 at 101.00         AAA     $    1,305,977
                 Redevelopment Project Area Tax Allocation Bonds,
                 Series 2006, 5.000%, 9/01/38 - AMBAC Insured (UB)

        2,000   Coachella Valley Unified School District, Riverside County,           9/16 at 100.00         Aaa          2,141,360
                 California, Certificates of Participation, Series 2007,
                 5.000%, 9/01/36 - AMBAC Insured

        2,500   Corona Public Financing Authority, California, Superior Lien          9/09 at 102.00         AAA          2,624,300
                 Revenue Bonds, Series 1999A, 5.000%, 9/01/20 - FSA Insured

        1,660   Golden State Tobacco Securitization Corporation, California,          6/15 at 100.00         AAA          1,958,485
                 Enhanced Asset Backed Settlement Revenue Bonds,
                 Series 2005A, Residual Series 1503, 7.326%, 6/01/38 -
                 FGIC Insured (IF)

        1,045   Hawthorne Community Redevelopment Agency, California,                 9/16 at 100.00         AAA          1,140,983
                 Project Area 2 Tax Allocation Bonds, Series 2006,
                 5.250%, 9/01/36 - XLCA Insured

        1,750   Hesperia Community Redevelopment Agency, California, Tax              9/15 at 100.00         AAA          1,868,003
                 Allocation Bonds, Series 2005A, 5.000%, 9/01/25 - XLCA Insured

                Irvine, California, Unified School District, Community Facilities
                District Special Tax Bonds, Series 2006A:
          195    5.000%, 9/01/26                                                      9/16 at 100.00         N/R            200,271
          450    5.125%, 9/01/36                                                      9/16 at 100.00         N/R            464,166

          730   Los Angeles Community Redevelopment Agency, California,               9/15 at 100.00         Aaa            775,983
                 Lease Revenue Bonds, Manchester Social Services Project,
                 Series 2005, 5.000%, 9/01/37 - AMBAC Insured

        1,395   Moreno Valley Unified School District, Riverside County,              3/14 at 100.00         AAA          1,484,350
                 California, Certificates of Participation, Series 2005,
                 5.000%, 3/01/22 - FSA Insured

        2,000   Oakland Redevelopment Agency, California, Subordinate Lien            3/13 at 100.00         AAA          2,192,360
                 Tax Allocation Bonds, Central District Redevelopment Project,
                 Series 2003, 5.500%, 9/01/15 - FGIC Insured

        1,000   Paramount Redevelopment Agency, California, Tax Allocation            8/13 at 100.00         AAA          1,062,830
                 Bonds, Redevelopment Project Area 1, Series 2003,
                 5.000%, 8/01/23 - MBIA Insured

          350   Rialto Redevelopment Agency, California, Tax Allocation Bonds,        9/15 at 100.00         AAA            371,529
                 Merged Project Area, Series 2005A, 5.000%, 9/01/35 -
                 XLCA Insured

        1,500   Riverside County Public Financing Authority, California, Tax         10/15 at 100.00         AAA          1,591,860
                 Allocation Bonds, Multiple Projects, Series 2005A,
                 5.000%, 10/01/37 - XLCA Insured

          435   Roseville, California, Certificates of Participation, Public          8/13 at 100.00         AAA            459,042
                 Facilities, Series 2003A, 5.000%, 8/01/25 - AMBAC Insured

        1,000   Sacramento City Financing Authority, California, Lease Revenue          No Opt. Call         AAA          1,146,990
                 Refunding Bonds, Series 1993A, 5.400%, 11/01/20 -
                 MBIA Insured

        3,485   San Jose Financing Authority, California, Lease Revenue Bonds,        6/16 at 100.00         Aaa          4,189,876
                 Series 2006, ROLS 654, 7.302%, 6/01/39 - AMBAC Insured (IF)

        5,000   San Marcos Public Facilities Authority, California, Tax Allocation    8/15 at 100.00         AAA          5,323,200
                 Bonds, Project Areas 2 and 3, Series 2005C, 5.000%, 8/01/35 -
                 AMBAC Insured

                Santa Clara Redevelopment Agency, California, Tax Allocation
                Bonds, Bayshore North Project, Series 2003:
        4,450    5.000%, 6/01/19 - MBIA Insured                                       6/13 at 100.00         AAA          4,744,946
        2,695    5.000%, 6/01/20 - MBIA Insured                                       6/13 at 100.00         AAA          2,869,609
        1,500    5.000%, 6/01/21 - MBIA Insured                                       6/13 at 100.00         AAA          1,595,475

                Sweetwater Union High School District, San Diego County,
                California, Certificates of Participation, Series 2002:
        2,000    5.000%, 9/01/23 - FSA Insured                                        9/12 at 102.00         AAA          2,130,600
        4,015    5.000%, 9/01/24 - FSA Insured                                        9/12 at 102.00         AAA          4,285,250

------------------------------------------------------------------------------------------------------------------------------------
       54,590   Total Tax Obligation/Limited                                                                             59,181,526
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 25.1% (16.4% OF TOTAL INVESTMENTS)

        1,430   Bay Area Toll Authority, California, Revenue Bonds, San               4/16 at 100.00          AA          1,539,738
                 Francisco Bay Area Toll Bridge, Series 2006, 5.000%, 4/01/31

        6,500   Foothill/Eastern Transportation Corridor Agency, California,          1/14 at 101.00        BBB-          6,072,300
                 Toll Road Revenue Refunding Bonds, Series 1999,
                 0.000%, 1/15/29


                                       26

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

                Long Beach, California, Harbor Revenue Bonds, Series 2000A:
$       2,740    5.750%, 5/15/14 (Alternative Minimum Tax)                            5/10 at 101.00          AA     $    2,913,195
       11,885    5.750%, 5/15/15 (Alternative Minimum Tax)                            5/10 at 101.00          AA         12,636,250

        8,550   Port of Oakland, California, Revenue Bonds, Series 2000K,             5/10 at 100.00         AAA          9,047,695
                 5.750%, 11/01/29 - FGIC Insured (Alternative Minimum Tax)

        1,400   Port of Oakland, California, Revenue Bonds, Series 2002M,            11/12 at 100.00         AAA          1,508,976
                 5.250%, 11/01/20 - FGIC Insured

       14,000   San Francisco Airports Commission, California, Revenue Bonds,         5/10 at 101.00         AAA         14,779,379
                 San Francisco International Airport, Second Series 2000,
                 Issue 25, 5.500%, 5/01/24 - FSA Insured (Alternative
                 Minimum Tax)

        2,000   San Francisco Airports Commission, California, Revenue                5/11 at 100.00         AAA          2,081,940
                 Refunding Bonds, San Francisco International Airport,
                 Second Series 2001, Issue 27B, 5.000%, 5/01/23 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       48,505   Total Transportation                                                                                     50,579,473
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 23.1% (15.1% OF TOTAL INVESTMENTS) (4)

        2,680   California County Tobacco Securitization Agency, Tobacco              6/10 at 100.00     N/R (4)          2,736,494
                 Settlement Asset-Backed Bonds, Sonoma County Tobacco
                 Funding Corporation, Series 2002B, 5.125%, 6/01/20
                 (Pre-refunded 6/01/10)

        5,250   California Department of Water Resources, Power Supply                5/12 at 101.00         Aaa          5,682,548
                 Revenue Bonds, Series 2002A, 5.125%, 5/01/18
                 (Pre-refunded 5/01/12)

        3,000   California Health Facilities Financing Authority, Revenue Bonds,     12/09 at 101.00     N/R (4)          3,226,260
                 Cedars-Sinai Medical Center, Series 1999A, 6.125%, 12/01/30
                 (Pre-refunded 12/01/09)

        5,360   California Infrastructure Economic Development Bank,                    No Opt. Call         AAA          6,084,726
                 First Lien Revenue Bonds, San Francisco Bay Area Toll Bridge,
                 Series 2003A, 5.000%, 7/01/23 - FSA Insured (ETM)

        4,000   Contra Costa County, California, GNMA Mortgage-Backed                   No Opt. Call         AAA          5,474,120
                 Securities Program Home Mortgage Revenue Bonds,
                 Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax) (ETM)

        3,750   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         AAA          4,124,888
                 Enhanced Tobacco Settlement Asset-Backed Bonds,
                 Series 2003B, 5.500%, 6/01/33 (Pre-refunded 6/01/13)

        2,500   Hawthorne School District, Los Angeles County, California,           11/08 at 102.00         AAA          2,627,900
                 General Obligation Bonds, Series 1997A, 5.500%, 5/01/22
                 (Pre-refunded 11/01/08) - FGIC Insured

        8,000   Los Angeles Unified School District, California, General              7/10 at 100.00         AAA          8,470,079
                 Obligation Bonds, Series 2000D, 5.375%, 7/01/25
                 (Pre-refunded 7/01/10) - FGIC Insured

        4,000   Puerto Rico Highway and Transportation Authority, Highway             7/12 at 100.00         AAA          4,343,040
                 Revenue Bonds, Series 2002D, 5.375%, 7/01/36
                 (Pre-refunded 7/01/12)

                Riverside Community College District, California, General
                Obligation Bonds, Series 2004A:
        1,470    5.250%, 8/01/25 (Pre-refunded 8/01/14) - MBIA Insured                8/14 at 100.00         AAA          1,628,069
        1,960    5.250%, 8/01/26 (Pre-refunded 8/01/14) - MBIA Insured                8/14 at 100.00         AAA          2,170,759

------------------------------------------------------------------------------------------------------------------------------------
       41,970   Total U.S. Guaranteed                                                                                    46,568,883
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 9.6% (6.3% OF TOTAL INVESTMENTS)

        4,470   California Statewide Community Development Authority,                 6/07 at 101.00         N/R          4,510,811
                 Certificates of Participation Refunding, Rio Bravo Fresno
                 Project, Series 1999A, 6.300%, 12/01/18

          725   Los Angeles Department of Water and Power, California,                7/13 at 100.00         AAA            777,171
                 Power System Revenue Bonds, Series 2003A-2,
                 5.000%, 7/01/21 - MBIA Insured

          500   Los Angeles Department of Water and Power, California,                7/15 at 100.00         AAA            535,690
                 Power System Revenue Bonds, Series 2005A-1,
                 5.000%, 7/01/31 - FSA Insured

          715   Merced Irrigation District, California, Electric System Revenue       9/15 at 100.00         AAA            769,054
                 Bonds, Series 2005, 5.125%, 9/01/31 - XLCA Insured

       10,450   Orange County Public Financing Authority, California, Waste             No Opt. Call         Aaa         11,312,647
                 Management System Revenue Refunding Bonds, Series 1997,
                 5.250%, 12/01/13 - AMBAC Insured (Alternative Minimum Tax)

        1,000   Sacramento Municipal Utility District, California, Electric             No Opt. Call         AAA          1,086,740
                 Revenue Bonds, Series 2004T, 5.250%, 5/15/23 - FGIC Insured

          500   Sacramento Municipal Utility District, California, Electric           8/12 at 100.00         AAA            533,680
                 Revenue Refunding Bonds, Series 2002Q, 5.250%, 8/15/22 -
                 FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       18,360   Total Utilities                                                                                          19,525,793
------------------------------------------------------------------------------------------------------------------------------------


                                       27

                        Nuveen California Performance Plus Municipal Fund, Inc. (NCP) (continued)
                             Portfolio of INVESTMENTS February 28, 2007 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 16.7% (11.1% OF TOTAL INVESTMENTS)

$       1,000   California Statewide Community Development Authority,                10/13 at 100.00         AAA     $    1,079,280
                 Water and Wastewater Revenue Bonds, Pooled Financing
                 Program, Series 2003A, 5.250%, 10/01/23 - FSA Insured

        2,500   El Centro Financing Authority, California, Water Revenue Bonds,      10/16 at 100.00         AAA          2,606,550
                 Series 2006A, 4.750%, 10/01/31 - FSA Insured

          490   Healdsburg Public Financing Authority, California, Wastewater         4/16 at 100.00         AAA            524,516
                 Revenue Bonds, Series 2006, 5.000%, 4/01/36 - MBIA Insured

        4,770   Los Angeles Department of Water and Power, California,                7/14 at 100.00         AAA          5,206,073
                 Waterworks Revenue Bonds, Series 2004C, 5.250%, 7/01/20 -
                 MBIA Insured

        2,500   Pajaro Valley Water Management Agency, California, Revenue            3/09 at 101.00         AAA          2,617,575
                 Certificates of Participation, Series 1999A, 5.750%, 3/01/29 -
                 AMBAC Insured

        2,000   Pomona Public Finance Authority, California, Revenue Bonds,           5/17 at 100.00         AAA          2,149,280
                 Water Facilities Project, Series 2007AY, 5.000%, 5/01/37 -
                 AMBAC Insured

        5,985   Sacramento County Sanitation District Financing Authority,           12/10 at 101.00          AA          6,381,207
                 California, Revenue Bonds, Series 2000A, 5.250%, 12/01/12

          750   Sacramento County Sanitation District Financing Authority,            6/16 at 100.00         AAA            807,810
                 California, Revenue Bonds, Series 2006, 5.000%, 12/01/36 -
                 FGIC Insured

        4,000   Sacramento County Sanitation District Financing Authority,              No Opt. Call         AAA          4,701,920
                 California, Revenue Refunding Bonds, Series 2001,
                 5.500%, 12/01/20 - AMBAC Insured

        4,585   Santa Maria, California, Subordinate Water and Wastewater             8/12 at 101.00         AAA          4,985,912
                 Revenue Certificates of Participation, Series 1997A,
                 5.550%, 8/01/27 - AMBAC Insured (5)

        1,700   South Gate Utility Authority, California, Subordinate Revenue        10/11 at 102.00         AAA          1,801,133
                 Bonds, Water and Sewer System Projects, Series 2001,
                 5.000%, 10/01/22 - FGIC Insured

          945   Woodbridge Irrigation District, California, Certificates of           7/13 at 100.00        BBB+          1,005,707
                 Participation, Water Systems Project, Series 2003,
                 5.625%, 7/01/43

------------------------------------------------------------------------------------------------------------------------------------
       31,225   Total Water and Sewer                                                                                    33,866,963
------------------------------------------------------------------------------------------------------------------------------------
$     289,340   Total Investments (cost $288,466,210) - 152.7%                                                          307,864,879
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (2.1)%                                                                       (4,302,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.0%                                                                      4,051,072
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.6)%                                                       (106,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                       $   201,613,951
                ====================================================================================================================

FORWARD SWAPS OUTSTANDING AT FEBRUARY 28, 2007:

                                      FUND                                       FIXED RATE                              UNREALIZED
                   NOTIONAL    PAY/RECEIVE      FLOATING RATE   FIXED RATE          PAYMENT  EFFECTIVE   TERMINATION   APPRECIATION
COUNTERPARTY         AMOUNT  FLOATING RATE              INDEX  (ANNUALIZED)       FREQUENCY    DATE (6)         DATE  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan          $25,300,000      Receive  3-Month USD-LIBOR        5.630%   Semi-Annually    7/27/07       7/27/10      $(498,502)
JPMorgan            5,800,000          Pay  3-Month USD-LIBOR        5.869    Semi-Annually    7/27/07       7/27/34        516,572
Morgan Stanley      7,100,000          Pay  3-Month USD-LIBOR        5.816    Semi-Annually    7/27/07       7/27/29        526,509
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $ 544,579
====================================================================================================================================
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates)

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    (5) The issuer has received a formal adverse determination from the Internal Revenue Service (the "IRS) regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

                    (6) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                    N/R  Not rated.

                  (ETM)  Escrowed to maturity.

                   (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No 140.

                   (IF)  Inverse floating rate investment.

                                 See accompanying notes to financial statements.

                        Nuveen California Municipal Market Opportunity Fund, Inc. (NCO)
                        Portfolio of
                                INVESTMENTS February 28, 2007 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 2.1% (1.4% OF TOTAL INVESTMENTS)

$         480   California County Tobacco Securitization Agency, Tobacco              6/15 at 100.00         BBB     $      467,198
                 Settlement Asset-Backed Bonds, Sonoma County Tobacco
                 Securitization Corporation, Series 2005, 4.250%, 6/01/21

        2,000   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         BBB          2,241,180
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.250%, 6/01/33

------------------------------------------------------------------------------------------------------------------------------------
        2,480   Total Consumer Staples                                                                                    2,708,378
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 1.0% (0.7% OF TOTAL INVESTMENTS)

          100   California Educational Facilities Authority, Revenue Bonds,          10/15 at 100.00          A3            105,200
                 University of Redlands, Series 2005A, 5.000%, 10/01/35

                California Educational Facilities Authority, Revenue Bonds,
                University of the Pacific, Series 2006:
           70    5.000%, 11/01/21                                                    11/15 at 100.00          A2             75,111
           95    5.000%, 11/01/25                                                    11/15 at 100.00          A2            101,291

        1,000   California Infrastructure Economic Development Bond Bank,             7/15 at 100.00         Aa3          1,061,900
                 Revenue Bonds, Scripps Research Institute, Series 2005A,
                 5.000%, 7/01/24

------------------------------------------------------------------------------------------------------------------------------------
        1,265   Total Education and Civic Organizations                                                                   1,343,502
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 12.0% (7.9% OF TOTAL INVESTMENTS)

          725   California Health Facilities Financing Authority, Revenue Bonds,     11/15 at 100.00          A2            758,560
                 Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/34

        3,200   California Infrastructure Economic Development Bank, Revenue          8/11 at 102.00          A+          3,409,984
                 Bonds, Kaiser Hospital Assistance LLC, Series 2001A,
                 5.550%, 8/01/31

        3,340   California Statewide Community Development Authority,                 3/16 at 100.00          A+          3,491,502
                 Revenue Bonds, Kaiser Permanante System, Series 2006,
                 5.000%, 3/01/41

        1,135   California Statewide Community Development Authority,                 8/16 at 100.00          A+          1,220,068
                 Revenue Bonds, Kaiser Permanente System, Series 2001C,
                 5.250%, 8/01/31

          675   California Statewide Community Development Authority,                   No Opt. Call         AAA            740,428
                 Revenue Bonds, Sherman Oaks Health System, Series 1998A,
                 5.000%, 8/01/22 - AMBAC Insured

        5,795   Central California Joint Powers Health Finance Authority,             8/07 at 100.00        Baa2          5,796,970
                 Certificates of Participation, Community Hospitals of Central
                 California, Series 1993, 5.000%, 2/01/23

------------------------------------------------------------------------------------------------------------------------------------
       14,870   Total Health Care                                                                                        15,417,512
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 1.2% (0.8% OF TOTAL INVESTMENTS)

        1,550   San Bernardino County Housing Authority, California, Multifamily        No Opt. Call          A-          1,596,004
                 Housing Revenue Refunding Bonds, Equity Residential
                 Properties/Redlands Lawn and Tennis Apartments, Series 1999A,
                 5.200%, 6/15/29 (Mandatory put 6/15/09)
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 0.3% (0.2% OF TOTAL INVESTMENTS)

          305   California Housing Finance Agency, Home Mortgage Revenue              2/16 at 100.00         AAA            328,366
                 Bonds, Series 2006H, 5.750%, 8/01/30 - FGIC Insured
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 0.6% (0.4% OF TOTAL INVESTMENTS)

          750   California Pollution Control Financing Authority, Solid Waste         1/16 at 102.00         BBB            786,450
                 Disposal Revenue Bonds, Waste Management Inc.,
                 Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 23.9% (15.7% OF TOTAL INVESTMENTS)

        4,125   Alameda Unified School District, Alameda County, California,            No Opt. Call         AAA          1,890,405
                 General Obligation Bonds, Series 2004A, 0.000%, 8/01/25 -
                 FSA Insured


                                       30

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

                California, General Obligation Bonds, Series 2003:
$       1,000    5.250%, 11/01/19 - RAAI Insured                                     11/13 at 100.00          AA     $    1,082,890
        1,000    5.250%, 2/01/22 - CIFG Insured                                       8/13 at 100.00         AAA          1,078,990

                California, General Obligation Bonds, Series 2004:
        1,000    5.125%, 2/01/27                                                      2/14 at 100.00          A+          1,068,370
        2,100    5.250%, 4/01/34                                                      4/14 at 100.00          A+          2,259,936

        1,350   Coachella Valley Unified School District, Riverside County,           8/15 at 100.00         AAA          1,447,214
                 California, General Obligation Bonds, Series 2005A,
                 5.000%, 8/01/30 - FGIC Insured

        3,230   Fullerton Joint Union High School District, Orange County,            8/15 at 100.00         Aaa          3,467,373
                 California, General Obligation Bonds, Series 2005B,
                 5.000%, 8/01/27 - FGIC Insured

        2,150   Los Rios Community College District, Sacramento, El Dorado            8/14 at 102.00         AAA          2,331,224
                 and Yolo Counties, California, General Obligation Bonds,
                 Series 2006C, 5.000%, 8/01/24 - FSA Insured

        4,100   Monrovia Unified School District, Los Angeles County,                   No Opt. Call         AAA          1,709,208
                 California, General Obligation Bonds, Series 2001B,
                 0.000%, 8/01/27 - FGIC Insured

        2,500   Oakland Unified School District, Alameda County, California,          8/12 at 100.00         AAA          2,692,000
                 General Obligation Bonds, Series 2002, 5.250%, 8/01/21 -
                 FGIC Insured

        1,000   Pomona Unified School District, Los Angeles County, California,       8/11 at 103.00         AAA          1,128,150
                 General Obligation Refunding Bonds, Series 1997A,
                 6.150%, 8/01/15 - MBIA Insured

           25   Riverside Community College District, California, General             8/14 at 100.00         AAA             27,224
                 Obligation Bonds, Series 2004A, 5.250%, 8/01/24 -
                 MBIA Insured

          210   Roseville Joint Union High School District, Placer County,            8/15 at 100.00         AAA            225,433
                 California, General Obligation Bonds, Series 2006B,
                 5.000%, 8/01/27 - FGIC Insured

        5,000   San Diego Unified School District, California, General                7/10 at 100.00         AAA          5,233,800
                 Obligation Bonds, Election of 1998, Series 2000B,
                 5.125%, 7/01/21 - MBIA Insured

        1,065   San Diego Unified School District, San Diego County,                  7/16 at 101.00         AAA          1,088,238
                 California, General Obligation Bonds, Series 2006G-1,
                 4.500%, 7/01/29 - FSA Insured (UB)

        4,970   San Rafael City High School District, Marin County,                     No Opt. Call         AAA          2,071,894
                 California, General Obligation Bonds, Series 2004B,
                 0.000%, 8/01/27 - FGIC Insured

        4,175   Southwestern Community College District, San Diego County,              No Opt. Call         AAA          1,913,319
                 California, General Obligation Bonds, Series 2004,
                 0.000%, 8/01/25 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       39,000   Total Tax Obligation/General                                                                             30,715,668
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 34.9% (22.9% OF TOTAL INVESTMENTS)

        2,000   California State Public Works Board, Lease Revenue Bonds,             6/14 at 100.00           A          2,224,640
                 Department of Mental Health, Coalinga State Hospital,
                 Series 2004A, 5.500%, 6/01/19

        1,420   California, Economic Recovery Revenue Bonds, Series 2004A,            7/14 at 100.00         AA+          1,543,370
                 5.000%, 7/01/15

          260   Capistrano Unified School District, Orange County, California,        9/15 at 100.00         AAA            279,466
                 Special Tax Bonds, Community Facilities District, Series 2005,
                 5.000%, 9/01/24 - FGIC Insured

          770   Chino Redevelopment Agency, California, Merged Chino                  9/16 at 101.00         AAA            831,076
                 Redevelopment Project Area Tax Allocation Bonds, Series 2006,
                 5.000%, 9/01/38 - AMBAC Insured (UB)

        1,035   Hawthorne Community Redevelopment Agency, California,                 9/16 at 100.00         AAA          1,130,065
                 Project Area 2 Tax Allocation Bonds, Series 2006,
                 5.250%, 9/01/36 - XLCA Insured

                Irvine, California, Unified School District, Community Facilities
                District Special Tax Bonds, Series 2006A:
          125    5.000%, 9/01/26                                                      9/16 at 100.00         N/R            128,379
          290    5.125%, 9/01/36                                                      9/16 at 100.00         N/R            299,129

          470   Los Angeles Community Redevelopment Agency, California,               9/15 at 100.00         Aaa            499,605
                 Lease Revenue Bonds, Manchester Social Services Project,
                 Series 2005, 5.000%, 9/01/37 - AMBAC Insured

        1,065   Los Angeles County Public Works Financing Authority,                 10/07 at 101.00          AA          1,083,254
                 California, Revenue Bonds, Regional Park and Open Space
                 District, Series 1997A, 5.000%, 10/01/19


                                       31

                        Nuveen California Municipal Market Opportunity Fund, Inc. (NCO) (continued)
                             Portfolio of INVESTMENTS February 28, 2007 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                Modesto Schools Infrastructure Financing Agency, Stanislaus
                County, California, Special Tax Revenue Bonds, Series 2004:
$       1,375    5.250%, 9/01/25 - AMBAC Insured                                      9/14 at 100.00         AAA     $    1,493,415
        1,500    5.250%, 9/01/26 - AMBAC Insured                                      9/14 at 100.00         AAA          1,627,155

        2,000   Monterey County, California, Certificates of Participation,           8/11 at 100.00         Aaa          2,084,840
                 Master Plan Financing, Series 2001, 5.000%, 8/01/21 -
                 MBIA Insured

       10,900   Ontario Redevelopment Financing Authority, San Bernardino               No Opt. Call         AAA         15,093,771
                 County, California, Revenue Refunding Bonds, Redevelopment
                 Project 1, Series 1995, 7.400%, 8/01/25 - MBIA Insured

        1,000   Ontario, California, Special Tax Bonds, Community Facilities          3/07 at 102.00         N/R          1,018,910
                 District 5, Freeway Interchange Project, Series 1997,
                 6.375%, 9/01/17

        1,065   Panama-Buena Vista Union School District, California,                 9/16 at 100.00         AAA          1,151,606
                 Certificates of Participation, School Construction Project,
                 Series 2006, 5.000%, 9/01/22 - MBIA Insured

          225   Rialto Redevelopment Agency, California, Tax Allocation Bonds,        9/15 at 100.00         AAA            238,840
                 Merged Project Area, Series 2005A, 5.000%, 9/01/35 -
                 XLCA Insured

          280   Roseville, California, Certificates of Participation, Public          8/13 at 100.00         AAA            295,476
                 Facilities, Series 2003A, 5.000%, 8/01/25 - AMBAC Insured

        2,500   Sacramento City Financing Authority, California, Lease Revenue          No Opt. Call         AAA          2,867,475
                 Refunding Bonds, Series 1993A, 5.400%, 11/01/20 -
                 AMBAC Insured

        2,255   San Bernardino County, California, Certificates of Participation,     8/07 at 100.00         AAA          2,271,462
                 Medical Center Financing Project, Series 1995, 5.500%, 8/01/22 -
                 MBIA Insured

        1,200   San Jose Financing Authority, California, Lease Revenue               9/11 at 100.00         AAA          1,261,932
                 Refunding Bonds, Convention Center Project, Series 2001F,
                 5.000%, 9/01/20 - MBIA Insured

        7,000   Union City Community Redevelopment Agency, California,               10/09 at 101.00         AAA          7,411,320
                 Tax Allocation Revenue Bonds, Redevelopment Project,
                 Series 1999, 5.750%, 10/01/32 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       38,735   Total Tax Obligation/Limited                                                                             44,835,186
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 21.9% (14.4% OF TOTAL INVESTMENTS)

        4,000   Foothill/Eastern Transportation Corridor Agency, California,          1/14 at 101.00        BBB-          3,736,800
                 Toll Road Revenue Refunding Bonds, Series 1999,
                 0.000%, 1/15/29

        8,500   Long Beach, California, Harbor Revenue Bonds, Series 2000A,           5/10 at 101.00          AA          9,037,285
                 5.750%, 5/15/14 (Alternative Minimum Tax)

        5,250   Port of Oakland, California, Revenue Bonds, Series 2000K,             5/10 at 100.00         AAA          5,555,603
                 5.750%, 11/01/29 - FGIC Insured (Alternative Minimum Tax)

                San Francisco Airports Commission, California, Revenue Bonds,
                San Francisco International Airport, Second Series 2000, Issue
                25:
        2,515    5.500%, 5/01/24 - FSA Insured (Alternative Minimum Tax)              5/10 at 101.00         AAA          2,655,010
        3,100    5.750%, 5/01/30 - FSA Insured (Alternative Minimum Tax)              5/10 at 101.00         AAA          3,304,135

        1,250   San Francisco Airports Commission, California, Revenue Bonds,         5/10 at 101.00         AAA          1,302,825
                 San Francisco International Airport, Second Series 2000,
                 Issue 26B, 5.000%, 5/01/21 - FGIC Insured

        2,465   San Francisco Airports Commission, California, Special Facilities     1/08 at 102.00         AAA          2,560,174
                 Lease Revenue Bonds, San Francisco International Airport,
                 SFO Fuel Company LLC, Series 2000A, 6.125%, 1/01/27 - FSA
                 Insured (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       27,080   Total Transportation                                                                                     28,151,832
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 25.0% (16.4% OF TOTAL INVESTMENTS) (4)

        1,690   California County Tobacco Securitization Agency, Tobacco              6/10 at 100.00     N/R (4)          1,725,625
                 Settlement Asset-Backed Bonds, Sonoma County Tobacco
                 Funding Corporation, Series 2002B, 5.125%, 6/01/20
                 (Pre-refunded 6/01/10)

        3,000   California Department of Water Resources, Power Supply                5/12 at 101.00         Aaa          3,247,170
                 Revenue Bonds, Series 2002A, 5.125%, 5/01/18
                 (Pre-refunded 5/01/12)

          400   California Health Facilities Financing Authority, Revenue Bonds,     12/09 at 101.00     N/R (4)            430,168
                 Cedars-Sinai Medical Center, Series 1999A, 6.125%, 12/01/30
                 (Pre-refunded 12/01/09)

          325   California Statewide Community Development Authority,                 8/08 at 102.00         AAA            337,782
                 Revenue Bonds, Sherman Oaks Health System, Series 1998A,
                 5.000%, 8/01/22 (Pre-refunded 8/01/08) - AMBAC Insured


                                       32

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

$       4,950   California, Various Purpose General Obligation Bonds,                 3/10 at 101.00         AAA     $    5,304,420
                 Series 2000, 5.750%, 3/01/27 (Pre-refunded 3/01/10) -
                 MBIA Insured

        5,000   Los Angeles Unified School District, California, General              7/10 at 100.00         AAA          5,293,800
                 Obligation Bonds, Series 2000D, 5.375%, 7/01/25
                 (Pre-refunded 7/01/10) - FGIC Insured

        4,000   Pomona, California, GNMA/FHLMC Collateralized Single                    No Opt. Call         AAA          5,300,800
                 Family Mortgage Revenue Refunding Bonds, Series 1990B,
                 7.500%, 8/01/23 (ETM)

        1,875   Riverside Community College District, California, General             8/14 at 100.00         AAA          2,076,619
                 Obligation Bonds, Series 2004A, 5.250%, 8/01/24
                 (Pre-refunded 8/01/14) - MBIA Insured

        1,530   University of California, Certificates of Participation,              1/10 at 101.00     Aa2 (4)          1,616,690
                 San Diego and Sacramento Campus Projects, Series 2002A,
                 5.250%, 1/01/20 (Pre-refunded 1/01/10)

        6,580   University of California, Revenue Bonds, Multiple Purpose             9/08 at 101.00      AA (4)          6,786,678
                 Projects, Series 2000K, 5.000%, 9/01/13 (Pre-refunded 9/01/08)

------------------------------------------------------------------------------------------------------------------------------------
       29,350   Total U.S. Guaranteed                                                                                    32,119,752
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 3.9% (2.6% OF TOTAL INVESTMENTS)

        1,500   California Pollution Control Financing Authority, Revenue             9/09 at 101.00         AAA          1,569,315
                 Refunding Bonds, Southern California Edison Company,
                 Series 1999A, 5.450%, 9/01/29 - MBIA Insured

        2,990   California Statewide Community Development Authority,                 6/07 at 101.00         N/R          3,017,299
                 Certificates of Participation Refunding, Rio Bravo Fresno
                 Project, Series 1999A, 6.300%, 12/01/18

          455   Merced Irrigation District, California, Electric System Revenue       9/15 at 100.00         AAA            489,398
                 Bonds, Series 2005, 5.125%, 9/01/31 - XLCA Insured

------------------------------------------------------------------------------------------------------------------------------------
        4,945   Total Utilities                                                                                           5,076,012
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 25.3% (16.6% OF TOTAL INVESTMENTS)

        3,330   California Department of Water Resources, Water System               12/11 at 100.00          AA          3,590,639
                 Revenue Bonds, Central Valley Project, Series 2001W,
                 5.500%, 12/01/15

        1,030   California Department of Water Resources, Water System                  No Opt. Call         AAA          1,191,968
                 Revenue Bonds, Central Valley Project, Series 2002X,
                 5.500%, 12/01/17 - FGIC Insured

        1,390   California Department of Water Resources, Water System                6/15 at 100.00         AAA          1,499,532
                 Revenue Bonds, Central Valley Project, Series 2005AD,
                 5.000%, 12/01/22 - FSA Insured

        2,500   El Centro Financing Authority, California, Water Revenue             10/16 at 100.00         AAA          2,606,550
                 Bonds, Series 2006A, 4.750%, 10/01/31 - FSA Insured

          315   Healdsburg Public Financing Authority, California, Wastewater         4/16 at 100.00         AAA            337,189
                 Revenue Bonds, Series 2006, 5.000%, 4/01/36 - MBIA Insured

        5,000   Orange County Water District, California, Revenue Certificates        8/13 at 100.00         AAA          5,267,400
                 of Participation, Series 2003B, 5.000%, 8/15/34 - MBIA Insured

        3,500   Placerville Public Financing Authority, California, Wastewater        9/16 at 100.00         AAA          3,751,090
                 System Refinancing and Improvement Project Revenue Bonds,
                 Series 2006, 5.000%, 9/01/34 - XLCA Insured

          500   Sacramento County Sanitation District Financing Authority,            6/16 at 100.00         AAA            539,745
                 California, Revenue Bonds, Series 2006, 5.000%, 12/01/31 -
                 FGIC Insured

        2,000   San Francisco City and County Public Utilities Commission,            4/13 at 100.00         AAA          2,168,180
                 California, Clean Water Revenue Refunding Bonds,
                 Series 2003A, 5.250%, 10/01/20 - MBIA Insured

       10,000   Santa Maria, California, Subordinate Water and Wastewater             8/12 at 101.00         AAA         10,874,400
                 Revenue Certificates of Participation, Series 1997A,
                 5.550%, 8/01/27 - AMBAC Insured (5)


                                       33

                        Nuveen California Municipal Market Opportunity Fund, Inc. (NCO) (continued)
                             Portfolio of INVESTMENTS February 28, 2007 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$         750   Westlands Water District, California, Revenue Certificates            9/16 at 100.00         AAA     $      803,010
                 of Participation, Series 2007A, 5.000%, 9/01/37 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       30,315   Total Water and Sewer                                                                                    32,629,703
------------------------------------------------------------------------------------------------------------------------------------
$     190,645   Total Investments (cost $180,643,689) - 152.1%                                                          195,708,365
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (1.0)%                                                                       (1,225,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.8%                                                                      2,168,204
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.9)%                                                        (68,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $ 128,651,569
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    (5) The issuer has received a formal adverse determination from the Internal Revenue Service (the "IRS) regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

                    N/R  Not rated.

                  (ETM)  Escrowed to maturity.

                   (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No 140.

                                 See accompanying notes to financial statements.

                        Nuveen California Investment Quality Municipal Fund, Inc. (NQC)
                        Portfolio of
                                INVESTMENTS February 28, 2007 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 3.8% (2.5% OF TOTAL INVESTMENTS)

                California County Tobacco Securitization Agency, Tobacco
                Settlement Asset-Backed Bonds, Sonoma County Tobacco
                Securitization Corporation, Series 2005:
$         790    4.250%, 6/01/21                                                      6/15 at 100.00         BBB     $      768,931
        3,500    5.250%, 6/01/45                                                      6/15 at 100.00         BBB          3,614,520

        3,500   Tobacco Securitization Authority of Northern California,              6/15 at 100.00         BBB          3,663,555
                 Tobacco Settlement Asset-Backed Bonds, Series 2005A-1,
                 5.375%, 6/01/38

------------------------------------------------------------------------------------------------------------------------------------
        7,790   Total Consumer Staples                                                                                    8,047,006
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 13.0% (8.4% OF TOTAL INVESTMENTS)

          575   California Educational Facilities Authority, Revenue Bonds,           4/07 at 102.00         AAA            587,167
                 Chapman University, Series 1996, 5.125%, 10/01/26 -
                 CONNIE LEE/AMBA Insured

        2,000   California Educational Facilities Authority, Revenue Bonds,          10/15 at 100.00         Aaa          2,144,900
                 Occidental College, Series 2005A, 5.000%, 10/01/27 -
                 MBIA Insured

          170   California Educational Facilities Authority, Revenue Bonds,          10/15 at 100.00          A3            178,840
                 University of Redlands, Series 2005A, 5.000%, 10/01/35

          930   California Educational Facilities Authority, Revenue Bonds,          11/10 at 100.00         Aaa            995,221
                 University of the Pacific, Series 2000, 5.750%, 11/01/30 -
                 MBIA Insured

                California Educational Facilities Authority, Revenue Bonds,
                University of the Pacific, Series 2006:
          120    5.000%, 11/01/21                                                    11/15 at 100.00          A2            128,762
          160    5.000%, 11/01/25                                                    11/15 at 100.00          A2            170,595

        6,000   California State Public Works Board, Lease Revenue Bonds,            10/07 at 102.00          A2          6,158,100
                 California State University Projects, Series 1997C,
                 5.400%, 10/01/22

        2,500   Long Beach Bond Financing Authority, California, Lease               11/11 at 101.00         AAA          2,658,725
                 Revenue Refunding Bonds, Long Beach Aquarium of the
                 South Pacific, Series 2001, 5.250%, 11/01/30 -
                 AMBAC Insured

                University of California, Revenue Bonds, Multi-Purpose Projects,
                Series 2003A:
        9,270    5.125%, 5/15/16 - AMBAC Insured                                      5/13 at 100.00         AAA          9,991,484
        3,000    5.125%, 5/15/17 - AMBAC Insured                                      5/13 at 100.00         AAA          3,233,490
        1,060    5.000%, 5/15/24 - AMBAC Insured                                      5/13 at 100.00         AAA          1,122,529

------------------------------------------------------------------------------------------------------------------------------------
       25,785   Total Education and Civic Organizations                                                                  27,369,813
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 11.2% (7.2% OF TOTAL INVESTMENTS)

        3,000   California Health Facilities Financing Authority, Revenue Bonds,      7/14 at 100.00           A          3,198,030
                 Catholic Healthcare West, Series 2004G, 5.250%, 7/01/23

        1,190   California Health Facilities Financing Authority, Revenue Bonds,     11/15 at 100.00          A2          1,245,085
                 Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/34

        5,515   California Statewide Community Development Authority,                 3/16 at 100.00          A+          5,765,160
                 Revenue Bonds, Kaiser Permanante System, Series 2006,
                 5.000%, 3/01/41
        1,840   California Statewide Community Development Authority, Revenue         8/16 at 100.00          A+          1,977,908
                 Bonds, Kaiser Permanente System, Series 2001C,
                 5.250%, 8/01/31

        2,145   California Statewide Community Development Authority, Revenue           No Opt. Call          A+          2,186,978
                 Bonds, Kaiser Permanente System, Series 2002E,
                 4.700%, 11/01/36 (Mandatory put 6/01/09)

                Central California Joint Powers Health Finance Authority,
                Certificates of Participation, Community Hospitals of Central
                California, Series 1993:
        1,255    5.250%, 2/01/13                                                      8/07 at 100.00        Baa2          1,255,904
        6,820    5.500%, 2/01/15                                                      8/07 at 100.00        Baa2          6,826,343


                                       35

                        Nuveen California Investment Quality Municipal Fund, Inc. (NQC) (continued)
                             Portfolio of INVESTMENTS February 28, 2007 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

$       1,000   Stockton, California, Health Facility Revenue Bonds, Dameron         12/07 at 102.00        BBB+     $    1,030,710
                 Hospital Association, Series 1997A, 5.700%, 12/01/14

------------------------------------------------------------------------------------------------------------------------------------
       22,765   Total Health Care                                                                                        23,486,118
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 2.5% (1.6% OF TOTAL INVESTMENTS)

        3,000   California Statewide Community Development Authority,                   No Opt. Call         BBB          3,038,790
                 Revenue Refunding Bonds, Irvine Apartment Communities
                 Development, Series 1998A, 4.900%, 5/15/25 (Mandatory
                 put 5/15/08)

        2,000   Daly City Housing Development Finance Agency, California,            12/13 at 102.00          A-          2,211,480
                 Mobile Home Park Revenue Bonds, Franciscan Mobile Home
                 Park Project, Series 2002A, 5.850%, 12/15/32

------------------------------------------------------------------------------------------------------------------------------------
        5,000   Total Housing/Multifamily                                                                                 5,250,270
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 1.5% (1.0% OF TOTAL INVESTMENTS)

          500   California Housing Finance Agency, Home Mortgage Revenue              2/16 at 100.00         AAA            538,305
                 Bonds, Series 2006H, 5.750%, 8/01/30 - FGIC Insured
                 (Alternative Minimum Tax)

        2,500   California Housing Finance Agency, Home Mortgage Revenue              2/16 at 100.00         Aa2          2,656,700
                 Bonds, Series 2006K, 5.500%, 2/01/42 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        3,000   Total Housing/Single Family                                                                               3,195,005
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 0.6% (0.4% OF TOTAL INVESTMENTS)

        1,250   California Pollution Control Financing Authority, Solid Waste         1/16 at 102.00         BBB          1,310,750
                 Disposal Revenue Bonds, Waste Management Inc.,
                 Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 1.4% (0.9% OF TOTAL INVESTMENTS)

        2,780   California Statewide Community Development Authority,                 4/09 at 101.00         BBB          2,845,969
                 Certificates of Participation, Internext Group, Series 1999,
                 5.375%, 4/01/17
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 15.7% (10.2% OF TOTAL INVESTMENTS)

        2,000   California, General Obligation Bonds, Series 2003, 5.250%, 2/01/20    8/13 at 100.00          A+          2,166,860

                California, General Obligation Bonds, Series 2004:
        1,000    5.000%, 2/01/21                                                      2/14 at 100.00          A+          1,067,730
        3,150    5.250%, 4/01/34                                                      4/14 at 100.00          A+          3,389,904

        2,395   Fontana Unified School District, San Bernardino County,               5/09 at 102.00         AAA          2,545,143
                 California, General Obligation Refunding Bonds, Series 1997D,
                 5.800%, 5/01/17 - FGIC Insured

       10,060   Los Angeles, California, General Obligation Bonds,                    9/11 at 100.00          AA         10,596,299
                 Series 2001A, 5.000%, 9/01/21

        2,285   Moreno Valley Unified School District, Riverside County,              8/14 at 100.00         AAA          2,488,274
                 California, General Obligation Bonds, Series 2004A,
                 5.250%, 8/01/24 - FSA Insured

        3,250   Puerto Rico, General Obligation and Public Improvement Bonds,           No Opt. Call         AAA          3,807,083
                 Series 2001A, 5.500%, 7/01/20 - MBIA Insured

           20   Riverside Community College District, California, General             8/14 at 100.00         AAA             21,833
                 Obligation Bonds, Series 2004A, 5.250%, 8/01/21 -
                 MBIA Insured

          345   Roseville Joint Union High School District, Placer County,            8/15 at 100.00         AAA            370,354
                 California, General Obligation Bonds, Series 2006B,
                 5.000%, 8/01/27 - FGIC Insured

        3,500   San Diego Unified School District, San Diego County, California,      7/13 at 101.00         AAA          3,832,745
                 General Obligation Bonds, Series 2003E, 5.250%, 7/01/24 -
                 FSA Insured

        2,689   San Diego Unified School District, San Diego County, California,      7/16 at 101.00         AAA          2,747,674
                 General Obligation Bonds, Series 2006F-1, 4.500%, 7/01/29 -
                 FSA Insured (UB)

------------------------------------------------------------------------------------------------------------------------------------
       30,694   Total Tax Obligation/General                                                                             33,033,899
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 33.0% (21.4% OF TOTAL INVESTMENTS)

        3,000   California State Public Works Board, Lease Revenue Bonds,             6/14 at 100.00           A          3,335,760
                 Department of Mental Health, Coalinga State Hospital,
                 Series 2004A, 5.500%, 6/01/20

        3,000   California State Public Works Board, Lease Revenue Bonds,            12/11 at 102.00         AAA          3,193,830
                 Department of Mental Health, Hospital Addition, Series 2001A,
                 5.000%, 12/01/21 - AMBAC Insured


                                       36

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       2,350   California, Economic Recovery Revenue Bonds, Series 2004A,            7/14 at 100.00         AA+     $    2,554,168
                 5.000%, 7/01/15

          425   Capistrano Unified School District, Orange County, California,        9/15 at 100.00         AAA            456,820
                 Special Tax Bonds, Community Facilities District, Series 2005,
                 5.000%, 9/01/24 - FGIC Insured

        1,265   Chino Redevelopment Agency, California, Merged Chino                  9/16 at 101.00         AAA          1,365,340
                 Redevelopment Project Area Tax Allocation Bonds, Series 2006,
                 5.000%, 9/01/38 - AMBAC Insured (UB)

        1,595   Fontana Public Financing Authority, California, Tax Allocation        9/11 at 101.00         AAA          1,709,585
                 Revenue Bonds, North Fontana Redevelopment Project,
                 Series 2003A, 5.375%, 9/01/25 - AMBAC Insured

          840   Golden State Tobacco Securitization Corporation, California,          6/15 at 100.00         AAA            991,040
                 Enhanced Asset Backed Settlement Revenue Bonds,
                 Series 2005A, Residual Series 1503, 7.326%, 6/01/38 -
                 FGIC Insured (IF)

        1,770   Hawthorne Community Redevelopment Agency, California,                 9/16 at 100.00         AAA          1,897,989
                 Project Area 2 Tax Allocation Bonds, Series 2006,
                 5.000%, 9/01/26 - XLCA Insured

        3,840   Hesperia Community Redevelopment Agency, California,                  9/15 at 100.00         AAA          4,067,712
                 Tax Allocation Bonds, Series 2005A, 5.000%, 9/01/35 -
                 XLCA Insured

                Irvine, California, Unified School District, Community Facilities
                District Special Tax Bonds, Series 2006A:
          205    5.000%, 9/01/26                                                      9/16 at 100.00         N/R            210,541
          470    5.125%, 9/01/36                                                      9/16 at 100.00         N/R            484,796

          770   Los Angeles Community Redevelopment Agency, California,               9/15 at 100.00         Aaa            818,502
                 Lease Revenue Bonds, Manchester Social Services Project,
                 Series 2005, 5.000%, 9/01/37 - AMBAC Insured

        4,130   Manteca Unified School District, San Joaquin County, California,      9/11 at 101.00         AAA          4,352,607
                 Special Tax Bonds, Community Facilities District 89-2,
                 Series 2001C, 5.000%, 9/01/23 - MBIA Insured

        3,890   Ontario Redevelopment Financing Authority, California, Lease          8/11 at 101.00         AAA          4,126,823
                 Revenue Bonds, Capital Projects, Series 2001, 5.000%, 8/01/21 -
                 AMBAC Insured

        3,600   Ontario Redevelopment Financing Authority, San Bernardino               No Opt. Call         AAA          4,985,100
                 County, California, Revenue Refunding Bonds, Redevelopment
                 Project 1, Series 1995, 7.400%, 8/01/25 - MBIA Insured

        1,685   Ontario, California, Special Tax Bonds, Community Facilities          3/07 at 102.00         N/R          1,716,863
                 District 5, Freeway Interchange Project, Series 1997,
                 6.375%, 9/01/17

        1,500   Orange County, California, Special Tax Bonds, Community               8/12 at 101.00         N/R          1,583,820
                 Facilities District 03-1 of Ladera Ranch, Series 2004A,
                 5.625%, 8/15/34

        1,000   Paramount Redevelopment Agency, California, Tax Allocation            8/13 at 100.00         AAA          1,062,830
                 Bonds, Redevelopment Project Area 1, Series 2003,
                 5.000%, 8/01/23 - MBIA Insured

          370   Rialto Redevelopment Agency, California, Tax Allocation Bonds,        9/15 at 100.00         AAA            392,759
                 Merged Project Area, Series 2005A, 5.000%, 9/01/35 -
                 XLCA Insured

          460   Roseville, California, Certificates of Participation, Public          8/13 at 100.00         AAA            485,424
                 Facilities, Series 2003A, 5.000%, 8/01/25 - AMBAC Insured

        4,000   Sacramento City Financing Authority, California, Lease Revenue          No Opt. Call         AAA          4,587,960
                 Refunding Bonds, Series 1993A, 5.400%, 11/01/20 -
                 AMBAC Insured

        3,485   San Jose Financing Authority, California, Lease Revenue Bonds,        6/16 at 100.00         Aaa          4,189,876
                 Series 2006, ROLS 654, 7.302%, 6/01/39 - AMBAC Insured (IF)

        2,000   San Jose Financing Authority, California, Lease Revenue               6/12 at 100.00         AAA          2,147,280
                 Refunding Bonds, Civic Center Project, Series 2002B,
                 5.250%, 6/01/19 - AMBAC Insured

        3,535   San Jose Financing Authority, California, Lease Revenue               9/11 at 100.00         AAA          3,717,441
                 Refunding Bonds, Convention Center Project, Series 2001F,
                 5.000%, 9/01/20 - MBIA Insured

        6,000   San Ramon Public Financing Authority, California, Tax Allocation      2/16 at 100.00         AAA          6,393,120
                 Revenue Bonds, Series 2006A, 5.000%, 2/01/38 -
                 AMBAC Insured (UB)

        2,840   Santa Clara Redevelopment Agency, California, Tax Allocation          6/13 at 100.00         AAA          3,014,262
                 Bonds, Bayshore North Project, Series 2003, 5.000%, 6/01/23 -
                 MBIA Insured

        5,250   Santa Cruz County Redevelopment Agency, California,                   9/10 at 102.00         AAA          5,582,693
                 Subordinate Lien Tax Allocation Bonds, Live Oak and Soquel
                 Community Improvement Projects, Series 2000,
                 5.250%, 9/01/25 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       63,275   Total Tax Obligation/Limited                                                                             69,424,941
------------------------------------------------------------------------------------------------------------------------------------


                                       37

                        Nuveen California Investment Quality Municipal Fund, Inc. (NQC) (continued)
                             Portfolio of INVESTMENTS February 28, 2007 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 30.7% (19.9% OF TOTAL INVESTMENTS)

$      13,000   Alameda Corridor Transportation Authority, California, Senior        10/09 at 101.00         AAA     $   13,422,500
                 Lien Revenue Bonds, Series 1999A, 5.000%, 10/01/29 -
                 MBIA Insured

                Bay Area Toll Authority, California, Revenue Bonds, San Francisco
                Bay Area Toll Bridge, Series 2001D:
        3,875    5.000%, 4/01/12                                                      4/11 at 100.00          AA          4,077,314
        2,605    5.000%, 4/01/16                                                      4/11 at 100.00          AA          2,737,464

        2,080   Bay Area Toll Authority, California, Revenue Bonds,                   4/16 at 100.00          AA          2,239,619
                 San Francisco Bay Area Toll Bridge, Series 2006,
                 5.000%, 4/01/31

        6,500   Foothill/Eastern Transportation Corridor Agency, California,          1/14 at 101.00        BBB-          6,072,300
                 Toll Road Revenue Refunding Bonds, Series 1999,
                 0.000%, 1/15/29

        9,980   Long Beach, California, Harbor Revenue Bonds, Series 2000A,           5/10 at 101.00          AA         10,559,439
                 5.500%, 5/15/25 (Alternative Minimum Tax)

        9,000   Port of Oakland, California, Revenue Bonds, Series 2000K,             5/10 at 100.00         AAA          9,523,890
                 5.750%, 11/01/29 - FGIC Insured (Alternative Minimum Tax)

       15,000   San Francisco Airports Commission, California, Revenue Bonds,         5/10 at 101.00         AAA         15,987,750
                 San Francisco International Airport, Second Series 2000,
                 Issue 24A, 5.750%, 5/01/30 - FSA Insured (Alternative
                 Minimum Tax) (5)

------------------------------------------------------------------------------------------------------------------------------------
       62,040   Total Transportation                                                                                     64,620,276
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 28.7% (18.6% OF TOTAL INVESTMENTS) (4)

                California Department of Water Resources, Power Supply
                Revenue Bonds, Series 2002A:
        3,600    5.375%, 5/01/17 (Pre-refunded 5/01/12) - XLCA Insured                5/12 at 101.00         AAA          3,938,832
        6,000    5.125%, 5/01/18 (Pre-refunded 5/01/12)                               5/12 at 101.00         Aaa          6,494,340

        2,070   California Educational Facilities Authority, Revenue Bonds,          11/10 at 100.00         Aaa          2,229,556
                 University of the Pacific, Series 2000, 5.750%, 11/01/30
                 (Pre-refunded 11/01/10) - MBIA Insured

        1,000   California Health Facilities Financing Authority, Revenue Bonds,     12/09 at 101.00     N/R (4)          1,075,420
                 Cedars-Sinai Medical Center, Series 1999A, 6.125%, 12/01/30
                 (Pre-refunded 12/01/09)

        2,110   California Health Facilities Financing Authority, Revenue Bonds,     10/08 at 101.00         AAA          2,183,913
                 Kaiser Permanente System, Series 1998B, 5.250%, 10/01/12
                 (ETM)

       11,300   California, Various Purpose General Obligation Bonds,                 3/10 at 101.00         AAA         12,109,080
                 Series 2000, 5.750%, 3/01/27 (Pre-refunded 3/01/10) -
                 MBIA Insured

        2,250   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         AAA          2,490,525
                 Enhanced Tobacco Settlement Asset-Backed Bonds,
                 Series 2003B, 5.625%, 6/01/33 (Pre-refunded 6/01/13)

        2,500   Los Angeles Community Redevelopment Agency, California,               7/07 at 100.00     BBB (4)          2,526,900
                 Tax Allocation Refunding Bonds, Central Business District
                 Redevelopment Project, Series 1987G, 6.750%, 7/01/10 (ETM)

                Los Angeles County Metropolitan Transportation Authority,
                California, Proposition C Second Senior Lien Sales Tax Revenue
                Bonds, Series 2000A:
        8,005    5.250%, 7/01/25 (Pre-refunded 7/01/10) - FGIC Insured                7/10 at 101.00         AAA          8,515,399
        6,500    5.250%, 7/01/30 (Pre-refunded 7/01/10) - FGIC Insured                7/10 at 101.00         AAA          6,914,440

        2,745   Northridge Water District, California, Revenue Certificates           2/11 at 101.00         AAA          2,941,020
                 of Participation, Series 2001, 5.250%, 2/01/21 (Pre-refunded
                 2/01/11) - AMBAC Insured

        4,000   Puerto Rico Highway and Transportation Authority, Highway             7/12 at 100.00         AAA          4,343,040
                 Revenue Bonds, Series 2002D, 5.375%, 7/01/36 (Pre-refunded
                 7/01/12)

          815   Riverside Community College District, California, General             8/14 at 100.00         AAA            902,637
                 Obligation Bonds, Series 2004A, 5.250%, 8/01/21 (Pre-refunded
                 8/01/14) - MBIA Insured

        1,000   Tobacco Securitization Authority of Southern California,              6/12 at 100.00         AAA          1,089,470
                 Tobacco Settlement Asset-Backed Bonds, San Diego County
                 Tobacco Asset Securitization Corporation, Senior Series 2001A,
                 5.500%, 6/01/36 (Pre-refunded 6/01/12)

        2,540   University of California, Revenue Bonds, Research Facilities,         9/09 at 101.00         AAA          2,655,138
                 Series 2001E, 5.000%, 9/01/25 (Pre-refunded 9/01/09) -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       56,435   Total U.S. Guaranteed                                                                                    60,409,710
------------------------------------------------------------------------------------------------------------------------------------


                                       38

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 4.9% (3.3% OF TOTAL INVESTMENTS)

$       5,000   Los Angeles Department of Water and Power, California,                7/11 at 100.00         AAA     $    5,302,800
                 Power System Revenue Bonds, Series 2001A-1,
                 5.250%, 7/01/20 - FSA Insured

          700   Los Angeles Department of Water and Power, California,                7/13 at 100.00         AAA            750,372
                 Power System Revenue Bonds, Series 2003A-2, 5.000%, 7/01/21 -
                 MBIA Insured

          740   Merced Irrigation District, California, Electric System Revenue       9/15 at 100.00         AAA            795,944
                 Bonds, Series 2005, 5.125%, 9/01/31 - XLCA Insured

        3,210   Turlock Irrigation District, California, Electric Revenue Bonds,      1/13 at 100.00         AAA          3,425,519
                 Series 2003A, 5.000%, 1/01/16 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        9,650   Total Utilities                                                                                          10,274,635
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 7.0% (4.6% OF TOTAL INVESTMENTS)

        3,330   California Department of Water Resources, Water System               12/11 at 100.00          AA          3,602,694
                 Revenue Bonds, Central Valley Project, Series 2001W,
                 5.500%, 12/01/16

          520   Healdsburg Public Financing Authority, California, Wastewater         4/16 at 100.00         AAA            556,629
                 Revenue Bonds, Series 2006, 5.000%, 4/01/36 - MBIA Insured

        1,500   Los Angeles Department of Water and Power, California,                7/14 at 100.00         AAA          1,642,155
                 Waterworks Revenue Bonds, Series 2004C, 5.250%, 7/01/19 -
                 MBIA Insured

        3,015   Oxnard Financing Authority, California, Wastewater Revenue            6/13 at 100.00         AAA          3,230,271
                 Bonds, Series 2003, 5.000%, 6/01/17 - FGIC Insured

          870   Sacramento County Sanitation District Financing Authority,            6/16 at 100.00         AAA            937,060
                 California, Revenue Bonds, Series 2006, 5.000%, 12/01/36 -
                 FGIC Insured

        1,310   San Elijo Joint Powers Authority, San Diego County, California,       3/12 at 101.00         AAA          1,393,775
                 Revenue Refunding Bonds, San Elijo Wastewater Facilities,
                 Series 2003, 5.000%, 3/01/17 - FSA Insured

        3,430   Westlands Water District, California, Revenue Certificates            9/12 at 101.00         AAA          3,694,108
                 of Participation, Series 2002, 5.250%, 9/01/22 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       13,975   Total Water and Sewer                                                                                    15,056,692
------------------------------------------------------------------------------------------------------------------------------------
$     304,439   Total Investments (cost $304,857,362) - 154.0%                                                          324,325,084
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (3.1)%                                                                       (6,634,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.3%                                                                      4,922,851
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (53.2)%                                                       (112,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  210,613,935
                ====================================================================================================================

                        Nuveen California Investment Quality Municipal Fund, Inc. (NQC) (continued)
                             Portfolio of INVESTMENTS February 28, 2007 (Unaudited)

FORWARD SWAPS OUTSTANDING AT FEBRUARY 28, 2007:
                                      FUND                                       FIXED RATE                              UNREALIZED
                   NOTIONAL    PAY/RECEIVE      FLOATING RATE   FIXED RATE          PAYMENT  EFFECTIVE   TERMINATION   APPRECIATION
COUNTERPARTY         AMOUNT  FLOATING RATE              INDEX  (ANNUALIZED)       FREQUENCY    DATE (6)         DATE  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan          $27,000,000      Receive  3-Month USD-LIBOR        5.630%   Semi-Annually     7/27/07      7/27/10     $ (531,999)
Morgan Stanley      6,100,000          Pay  3-Month USD-LIBOR        5.811    Semi-Annually     7/27/07      7/27/24        402,913
Morgan Stanley     13,900,000          Pay  3-Month USD-LIBOR        5.816    Semi-Annually     7/27/07      7/27/29      1,030,772
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $  901,686
====================================================================================================================================
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates)

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    (5) Portion of the investment, with an aggregate market value of $458,316, has been pledged to collateralize the net payment obligations under forward swap contracts.

                    (6) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                    N/R  Not rated.

                  (ETM)  Escrowed to maturity.

                   (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No 140.

                   (IF)  Inverse floating rate investment.

                                 See accompanying notes to financial statements.

                        Nuveen California Select Quality Municipal Fund, Inc. (NVC)
                        Portfolio of
                                INVESTMENTS February 28, 2007 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 2.7% (1.8% OF TOTAL INVESTMENTS)

$       1,355   California County Tobacco Securitization Agency, Tobacco              6/15 at 100.00         BBB     $    1,318,862
                 Settlement Asset-Backed Bonds, Sonoma County Tobacco
                 Securitization Corporation, Series 2005, 4.250%, 6/01/21

        4,625   California County Tobacco Securitization Agency, Tobacco              6/12 at 100.00        Baa3          4,818,001
                 Settlement Asset-Backed Bonds, Stanislaus County Tobacco
                 Funding Corporation, Series 2002A, 5.500%, 6/01/33

        3,000   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         BBB          3,440,910
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.750%, 6/01/39

------------------------------------------------------------------------------------------------------------------------------------
        8,980   Total Consumer Staples                                                                                    9,577,773
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 1.2% (0.8% OF TOTAL INVESTMENTS)

          290   California Educational Facilities Authority, Revenue Bonds,          10/15 at 100.00          A3            305,080
                 University of Redlands, Series 2005A, 5.000%, 10/01/35

                California Educational Facilities Authority, Revenue Bonds,
                University of the Pacific, Series 2006:
          200    5.000%, 11/01/21                                                    11/15 at 100.00          A2            214,604
          270    5.000%, 11/01/25                                                    11/15 at 100.00          A2            287,879

        1,595   California Infrastructure Economic Development Bank,                 10/12 at 100.00         Aa3          1,682,821
                 Revenue Bonds, Claremont University Consortium, Series 2003,
                 5.125%, 10/01/24

        1,740   California Infrastructure Economic Development Bond Bank,             7/15 at 100.00         Aa3          1,847,706
                 Revenue Bonds, Scripps Research Institute, Series 2005A,
                 5.000%, 7/01/24

------------------------------------------------------------------------------------------------------------------------------------
        4,095   Total Education and Civic Organizations                                                                   4,338,090
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 9.3% (6.2% OF TOTAL INVESTMENTS)

        1,750   ABAG Finance Authority for Non-Profit Corporations, California,       4/12 at 100.00           A          1,867,705
                 Cal-Mortgage Insured Revenue Bonds, Sansum-Santa Barbara
                 Medical Foundation Clinic, Series 2002A, 5.500%, 4/01/21

          545   California Health Facilities Financing Authority, Insured Health      7/07 at 100.00         AAA            545,354
                 Facility Revenue Refunding Bonds, Catholic Healthcare West,
                 Series 1994A, 4.750%, 7/01/19 - MBIA Insured

        2,040   California Health Facilities Financing Authority, Revenue Bonds,     11/15 at 100.00          A2          2,134,432
                 Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/34

        5,000   California Statewide Community Development Authority,                 7/07 at 102.00         AA-          5,118,550
                 Certificates of Participation Refunding, St. Joseph Health
                 System, Series 1997, 5.125%, 7/01/17

        1,845   California Statewide Community Development Authority,                 7/10 at 101.00           A          2,012,157
                 Certificates of Participation, Catholic Healthcare West,
                 Series 1999, 6.500%, 7/01/20

        9,435   California Statewide Community Development Authority,                 3/16 at 100.00          A+          9,862,972
                 Revenue Bonds, Kaiser Permanante System, Series 2006,
                 5.000%, 3/01/41

        3,140   California Statewide Community Development Authority,                 8/16 at 100.00          A+          3,375,343
                 Revenue Bonds, Kaiser Permanente System, Series 2001C,
                 5.250%, 8/01/31

        1,355   California Statewide Community Development Authority,                   No Opt. Call         AAA          1,486,340
                 Revenue Bonds, Sherman Oaks Health System, Series 1998A,
                 5.000%, 8/01/22 - AMBAC Insured

        6,000   Madera County, California, Certificates of Participation,             3/07 at 100.00         AAA          6,061,980
                 Valley Children's Hospital Project, Series 1995, 5.750%, 3/15/28 -
                 MBIA Insured

        1,050   Stockton, California, Health Facility Revenue Bonds, Dameron         12/07 at 102.00        BBB+          1,081,290
                 Hospital Association, Series 1997A, 5.450%, 12/01/10

------------------------------------------------------------------------------------------------------------------------------------
       32,160   Total Health Care                                                                                        33,546,123
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 1.7% (1.2% OF TOTAL INVESTMENTS)

        1,000   Independent Cities Lease Finance Authority, California, Revenue      11/14 at 100.00         N/R          1,064,910
                 Bonds, Morgan Hill, Hacienda Valley Mobile Home Park,
                 Series 2004A, 5.950%, 11/15/39


                                       41

                Nuveen California Select Quality Municipal Fund, Inc. (NVC) (continued)
                     Portfolio of INVESTMENTS February 28, 2007 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY (continued)

$       4,750   Montclair Redevelopment Agency, California, Revenue Bonds,           12/10 at 102.00         N/R     $    5,207,235
                 Monterey Manor Mobile Home Estates Project, Series 2000,
                 6.400%, 12/15/30

------------------------------------------------------------------------------------------------------------------------------------
        5,750   Total Housing/Multifamily                                                                                 6,272,145
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 0.5% (0.3% OF TOTAL INVESTMENTS)

          860   California Housing Finance Agency, Home Mortgage Revenue              2/16 at 100.00         AAA            925,885
                 Bonds, Series 2006H, 5.750%, 8/01/30 - FGIC Insured
                 (Alternative Minimum Tax)

           90   California Housing Finance Agency, Single Family Mortgage             4/07 at 101.00         AAA             90,902
                 Bonds, Mezzanine Series 1995B-2, 6.250%, 8/01/14 -
                 AMBAC Insured (Alternative Minimum Tax)

           85   California Housing Finance Agency, Single Family Mortgage             5/07 at 100.00         AAA             85,885
                 Bonds, Senior Series 1995A-2, 6.350%, 8/01/15 (Alternative
                 Minimum Tax)

          570   California Housing Finance Agency, Single Family Mortgage             4/07 at 101.00         AAA            575,711
                 Bonds, Senior Series 1995B-2, 6.250%, 2/01/18 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        1,605   Total Housing/Single Family                                                                               1,678,383
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 2.1% (1.4% OF TOTAL INVESTMENTS)

        5,000   California Pollution Control Financing Authority, Solid Waste           No Opt. Call        BBB+          5,356,350
                 Disposal Revenue Bonds, Republic Services Inc., Series 2002C,
                 5.250%, 6/01/23 (Mandatory put 12/01/17) (Alternative
                 Minimum Tax)

        2,000   California Pollution Control Financing Authority, Solid Waste         1/16 at 102.00         BBB          2,097,200
                 Disposal Revenue Bonds, Waste Management Inc.,
                 Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        7,000   Total Industrials                                                                                         7,453,550
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 23.3% (15.4% OF TOTAL INVESTMENTS)

                California, General Obligation Bonds, Series 2003:
        3,750    5.250%, 11/01/19 - RAAI Insured                                     11/13 at 100.00          AA          4,060,838
        5,000    5.250%, 2/01/22                                                      8/13 at 100.00          A+          5,408,250
        1,000    5.250%, 2/01/22 - CIFG Insured                                       8/13 at 100.00         AAA          1,078,990

                California, General Obligation Bonds, Series 2004:
        3,800    5.000%, 2/01/21                                                      2/14 at 100.00          A+          4,057,374
        1,850    5.200%, 4/01/26                                                      4/14 at 100.00          A+          1,993,764

        4,700   California, Various Purpose General Obligation Bonds,                 5/10 at 101.00         AAA          5,010,247
                 Series 2000, 5.625%, 5/01/22 - FGIC Insured

        3,850   Coachella Valley Unified School District, Riverside County,           8/15 at 100.00         AAA          4,127,239
                 California, General Obligation Bonds, Series 2005A,
                 5.000%, 8/01/30 - FGIC Insured

                Fontana Unified School District, San Bernardino County,
                California, General Obligation Bonds, Series 2004:
        1,470    5.250%, 5/01/19 - MBIA Insured                                       5/14 at 100.00         AAA          1,606,548
        1,040    5.250%, 5/01/20 - MBIA Insured                                       5/14 at 100.00         AAA          1,133,184

        1,520   Jurupa Unified School District, Riverside County, California,         8/13 at 100.00         AAA          1,612,401
                 General Obligation Bonds, Series 2004, 5.000%, 8/01/23 -
                 FGIC Insured

        4,000   Long Beach Community College District, California, General            5/15 at 100.00         AAA          4,280,680
                 Obligation Bonds, Series 2005B, 5.000%, 5/01/30 -
                 FGIC Insured

                Los Angeles Unified School District, Los Angeles County,
                California, General Obligation Bonds, Series 2006B:
          825    4.750%, 7/01/24 - FGIC Insured (UB)                                  7/16 at 100.00         AAA            871,151
        5,575    4.750%, 7/01/25 - FGIC Insured (UB)                                  7/16 at 100.00         AAA          5,873,541

       10,060   Los Angeles, California, General Obligation Bonds,                    9/11 at 100.00          AA         10,596,299
                 Series 2001A, 5.000%, 9/01/20

                Los Rios Community College District, Sacramento, El Dorado and
                Yolo Counties, California, General Obligation Bonds, Series
                2006C:
        2,710    5.000%, 8/01/25 - FSA Insured                                        8/14 at 102.00         AAA          2,934,767
        3,875    5.000%, 8/01/26 - FSA Insured                                        8/14 at 102.00         AAA          4,190,890

        6,000   North Orange County Community College District, California,             No Opt. Call         AAA          2,496,240
                 General Obligation Bonds, Series 2003B, 0.000%, 8/01/27 -
                 FGIC Insured


                                       42

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       2,200   Oakland Unified School District, Alameda County, California,          8/08 at 101.00         AAA     $    2,264,724
                 General Obligation Bonds, Series 2001, 5.125%, 8/01/21 -
                 FSA Insured

        5,000   Puerto Rico, General Obligation and Public Improvement Bonds,           No Opt. Call         AAA          5,857,050
                 Series 2001A, 5.500%, 7/01/20 - MBIA Insured

          585   Roseville Joint Union High School District, Placer County,            8/15 at 100.00         AAA            627,992
                 California, General Obligation Bonds, Series 2006B,
                 5.000%, 8/01/27 - FGIC Insured

        4,622   San Diego Unified School District, San Diego County, California,      7/16 at 101.00         AAA          4,722,853
                 General Obligation Bonds, Series 2006F-1, 4.500%, 7/01/29 -
                 FSA Insured (UB)

        1,500   Southwestern Community College District, San Diego County,            8/15 at 102.00         AAA          1,635,165
                 California, General Obligation Bonds, Series 2005,
                 5.000%, 8/01/25 - MBIA Insured

        1,000   Vista Unified School District, San Diego County, California,          8/12 at 100.00         AAA          1,053,290
                 General Obligation Bonds, Series 2002A, 5.000%, 8/01/23 -
                 FSA Insured

        3,760   West Contra Costa Unified School District, Contra Costa County,       8/11 at 101.00         AAA          3,959,769
                 California, General Obligation Bonds, Series 2003B,
                 5.000%, 8/01/22 - FSA Insured

        2,000   West Contra Costa Unified School District, Contra Costa               8/11 at 101.00         AAA          2,106,260
                 County, California, General Obligation Bonds, Series 2003C,
                 5.000%, 8/01/22 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       81,692   Total Tax Obligation/General                                                                             83,559,506
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 29.2% (19.3% OF TOTAL INVESTMENTS)

        2,870   Bell Community Redevelopment Agency, California, Tax                 10/13 at 100.00          AA          3,121,498
                 Allocation Bonds, Bell Project Area, Series 2003,
                 5.500%, 10/01/23 - RAAI Insured

        3,765   California State Public Works Board, Lease Revenue Bonds,            12/12 at 100.00         AAA          4,066,991
                 Department of General Services, Capital East End Project,
                 Series 2002A, 5.250%, 12/01/16 - AMBAC Insured

                California State Public Works Board, Lease Revenue Bonds,
                Department of Mental Health, Coalinga State Hospital, Series
                2004A:
        4,000    5.500%, 6/01/21                                                      6/14 at 100.00           A          4,447,680
        2,000    5.500%, 6/01/23                                                      6/14 at 100.00           A          2,219,820

        3,625   California, Economic Recovery Revenue Bonds, Series 2004A,            7/14 at 100.00         AA+          3,939,940
                 5.000%, 7/01/15

          730   Capistrano Unified School District, Orange County, California,        9/15 at 100.00         AAA            784,655
                 Special Tax Bonds, Community Facilities District, Series 2005,
                 5.000%, 9/01/24 - FGIC Insured

        2,175   Chino Redevelopment Agency, California, Merged Chino                  9/16 at 101.00         AAA          2,347,521
                 Redevelopment Project Area Tax Allocation Bonds,
                 Series 2006, 5.000%, 9/01/38 - AMBAC Insured (UB)

        1,000   Coachella Valley Unified School District, Riverside County,           9/16 at 100.00         Aaa          1,070,680
                 California, Certificates of Participation, Series 2007,
                 5.000%, 9/01/36 - AMBAC Insured

        3,000   Coronado Community Development Agency, California, Tax                9/15 at 100.00         AAA          3,200,040
                 Allocation Bonds, Community Development Project, Series 2005,
                 5.000%, 9/01/30 - AMBAC Insured

        1,030   Folsom Cordova Unified School District, Sacramento County,           10/14 at 100.00         AAA          1,101,348
                 California, General Obligation Bonds, School Facilities
                 Improvement District 2, Series 2004B, 5.000%, 10/01/25 -
                 FSA Insured

        1,785   Hawthorne Community Redevelopment Agency, California,                 9/16 at 100.00         AAA          1,948,952
                 Project Area 2 Tax Allocation Bonds, Series 2006,
                 5.250%, 9/01/36 - XLCA Insured

          435   Indian Wells Redevelopment Agency, California, Tax Allocation         9/13 at 100.00         AAA            466,011
                 Bonds, Consolidated Whitewater Project Area, Series 2003A,
                 5.000%, 9/01/20 - AMBAC Insured

                Irvine, California, Unified School District, Community Facilities
                District Special Tax Bonds, Series 2006A:
          350    5.000%, 9/01/26                                                      9/16 at 100.00         N/R            359,461
          805    5.125%, 9/01/36                                                      9/16 at 100.00         N/R            830,341

        3,000   La Quinta Redevelopment Agency, California, Tax Allocation            9/11 at 102.00         AAA          3,187,560
                 Bonds, Redevelopment Project Area 1, Series 2001,
                 5.000%, 9/01/21 - AMBAC Insured

        3,510   Long Beach Bond Financing Authority, California, Lease               10/07 at 102.00         AAA          3,600,242
                 Revenue and Refunding Bonds, Civic Center Project,
                 Series 1997A, 5.000%, 10/01/27 - MBIA Insured

        4,315   Los Angeles Community Redevelopment Agency, California,               9/15 at 100.00         Aaa          4,586,802
                 Lease Revenue Bonds, Manchester Social Services Project,
                 Series 2005, 5.000%, 9/01/37 - AMBAC Insured


                                       43

                        Nuveen California Select Quality Municipal Fund, Inc. (NVC) (continued)
                             Portfolio of INVESTMENTS February 28, 2007 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$      16,500   Los Angeles County Metropolitan Transportation Authority,             7/08 at 101.00         AAA     $   16,901,774
                 California, Proposition C Second Senior Lien Sales Tax Revenue
                 Refunding Bonds, Series 1998A, 5.000%, 7/01/23 -
                 AMBAC Insured

                Monterey County, California, Certificates of Participation,
                Master Plan Financing, Series 2001:
        2,075    5.000%, 8/01/19 - MBIA Insured                                       8/11 at 100.00         Aaa          2,171,944
        3,000    5.000%, 8/01/26 - MBIA Insured                                       8/11 at 100.00         Aaa          3,121,080

        2,580   Oakland Redevelopment Agency, California, Subordinate                 3/13 at 100.00         AAA          2,831,782
                 Lien Tax Allocation Bonds, Central District Redevelopment
                 Project, Series 2003, 5.500%, 9/01/18 - FGIC Insured

        3,605   Oakland State Building Authority, California, Lease Revenue           4/08 at 101.00         AAA          3,681,787
                 Bonds, Elihu M. Harris State Office Building, Series 1998A,
                 5.000%, 4/01/23 - AMBAC Insured

        2,280   Ontario Redevelopment Financing Authority, California, Lease          8/11 at 101.00         AAA          2,443,795
                 Revenue Bonds, Capital Projects, Series 2001,
                 5.250%, 8/01/18 - AMBAC Insured

        1,000   Orange County, California, Special Tax Bonds, Community               8/12 at 101.00         N/R          1,051,240
                 Facilities District 03-1 of Ladera Ranch, Series 2004A,
                 5.500%, 8/15/24

        1,120   Panama-Buena Vista Union School District, California,                 9/16 at 100.00         AAA          1,209,242
                 Certificates of Participation, School Construction Project,
                 Series 2006, 5.000%, 9/01/23 - MBIA Insured

        8,750   Pittsburg Redevelopment Agency, California, Tax Allocation              No Opt. Call         AAA          4,385,500
                 Bonds, Los Medanos Community Development Project,
                 Series 1999, 0.000%, 8/01/23 - AMBAC Insured

        2,000   Puerto Rico Public Finance Corporation, Commonwealth                    No Opt. Call         AAA          2,538,180
                 Appropriation Bonds, Series 2002E, 6.000%, 8/01/26 -
                 AGC Insured

          635   Rialto Redevelopment Agency, California, Tax Allocation Bonds,        9/15 at 100.00         AAA            674,059
                 Merged Project Area, Series 2005A, 5.000%, 9/01/35 -
                 XLCA Insured

          115   Riverside Public Financing Authority, California, Revenue Bonds,      8/07 at 100.00         N/R            116,693
                 Multiple Project Loans, Series 1991A, 8.000%, 2/01/18

        1,680   Riverside Redevelopment Agency, California, Tax Allocation            8/13 at 100.00         AAA          1,807,260
                 Refunding Bonds, Merged Project Areas, Series 2003,
                 5.250%, 8/01/23 - MBIA Insured

          820   Roseville, California, Certificates of Participation, Public          8/13 at 100.00         AAA            865,321
                 Facilities, Series 2003A, 5.000%, 8/01/25 - AMBAC Insured

        2,200   San Jose Financing Authority, California, Lease Revenue               9/11 at 100.00         AAA          2,313,542
                 Refunding Bonds, Convention Center Project, Series 2001F,
                 5.000%, 9/01/20 - MBIA Insured

        4,625   Santa Clara Redevelopment Agency, California, Tax Allocation          6/13 at 100.00         AAA          4,954,439
                 Bonds, Bayshore North Project, Series 2003, 5.000%, 6/01/17 -
                 MBIA Insured

        6,870   Vernon Redevelopment Agency, California, Tax Allocation Bonds,        9/15 at 100.00         AAA          7,317,924
                 Industrial Redevelopment Project, Series 2005,
                 5.000%, 9/01/35 - MBIA Insured

        5,000   West Hollywood, California, Refunding Certificates of                 2/08 at 102.00         AAA          5,149,050
                 Participation, Series 1998, 5.000%, 2/01/25 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
      103,250   Total Tax Obligation/Limited                                                                            104,814,154
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 17.2% (11.4% OF TOTAL INVESTMENTS)

        2,210   Bay Area Toll Authority, California, Revenue Bonds,                   4/16 at 100.00          AA          2,379,595
                 San Francisco Bay Area Toll Bridge, Series 2006,
                 5.000%, 4/01/31

        8,300   Foothill/Eastern Transportation Corridor Agency, California,          1/10 at 100.00         AAA          8,540,700
                 Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35 -
                 MBIA Insured

       10,500   Foothill/Eastern Transportation Corridor Agency, California,          1/14 at 101.00        BBB-          9,809,100
                 Toll Road Revenue Refunding Bonds, Series 1999,
                 0.000%, 1/15/29

        2,000   Orange County Transportation Authority, California,                   8/13 at 100.00         AAA          2,146,460
                 Toll Road Revenue Bonds, 91 Express Lanes Project,
                 Series 2003A, 5.000%, 8/15/20 - AMBAC Insured

        8,000   Port of Oakland, California, Revenue Bonds, Series 2000K,             5/10 at 100.00         AAA          8,465,680
                 5.750%, 11/01/29 - FGIC Insured (Alternative Minimum Tax)

       20,000   San Francisco Airports Commission, California, Revenue Bonds,         5/10 at 101.00         AAA         21,316,997
                 San Francisco International Airport, Second Series 2000,
                 Issue 25, 5.750%, 5/01/30 - FSA Insured (Alternative
                 Minimum Tax)

        5,000   San Francisco Airports Commission, California, Revenue                5/11 at 100.00         AAA          5,284,100
                 Refunding Bonds, San Francisco International Airport,
                 Second Series 2001, Issue 27B, 5.250%, 5/01/18 -
                 FGIC Insured


                                       44

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

$       3,665   San Francisco Airports Commission, California, Revenue                5/12 at 100.00         AAA     $    3,870,020
                 Refunding Bonds, San Francisco International Airport,
                 Second Series 2002, Issue 28A, 5.250%, 5/01/18 -
                 MBIA Insured (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       59,675   Total Transportation                                                                                     61,812,652
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 44.2% (29.3% OF TOTAL INVESTMENTS) (4)

        3,740   Antelope Valley Community College District, Los Angeles               8/15 at 100.00         AAA          4,109,512
                 County, California, General Obligation Bonds, Series 2005A,
                 5.000%, 8/01/29 (Pre-refunded 8/01/15) - MBIA Insured

                California Department of Water Resources, Power Supply
                Revenue Bonds, Series 2002A:
        2,500    5.375%, 5/01/17 (Pre-refunded 5/01/12) - XLCA Insured                5/12 at 101.00         AAA          2,735,300
        9,750    5.125%, 5/01/18 (Pre-refunded 5/01/12)                               5/12 at 101.00         Aaa         10,553,303

       13,000   California Health Facilities Financing Authority, Revenue Bonds,     12/09 at 101.00     N/R (4)         13,980,459
                 Cedars-Sinai Medical Center, Series 1999A,
                 6.125%, 12/01/30 (Pre-refunded 12/01/09)

        9,150   California Pollution Control Financing Authority, Sewerage            3/07 at 101.00      A1 (4)          9,249,278
                 and Solid Waste Disposal Facilities Revenue Bonds,
                 Anheuser-Busch Companies Inc., Series 1996,
                 5.750%, 12/01/30 (Pre-refunded 3/19/07)
                 (Alternative Minimum Tax)

        3,000   California Pollution Control Financing Authority, Solid Waste         5/07 at 100.00         Aaa          3,413,940
                 Disposal Revenue Bonds, North County Recycling Center,
                 Series 1991A, 6.750%, 7/01/17 (ETM)

        4,495   California Statewide Community Development Authority,                 7/10 at 101.00       A (4)          4,946,837
                 Certificates of Participation, Catholic Healthcare West,
                 Series 1999, 6.500%, 7/01/20 (Pre-refunded 7/01/10)

       10,000   California, Various Purpose General Obligation Bonds,                 3/10 at 101.00         AAA         10,716,000
                 Series 2000, 5.750%, 3/01/27 (Pre-refunded 3/01/10) -
                 MBIA Insured

        1,370   Contra Costa County, California, GNMA Mortgage-Backed                   No Opt. Call         AAA          1,445,925
                 Securities Program Home Mortgage Revenue Bonds,
                 Series 1989, 7.700%, 11/01/09 (Alternative Minimum Tax) (ETM)

        5,515   Fresno Unified School District, Fresno County, California, General    8/09 at 102.00         AAA          5,779,279
                 Obligation Bonds, Series 2001E, 5.000%, 8/01/25 -
                 FGIC Insured (ETM)

                Golden State Tobacco Securitization Corporation, California,
                Enhanced Tobacco Settlement Asset-Backed Bonds,
                Series 2003B:
        2,000    5.625%, 6/01/33 (Pre-refunded 6/01/13)                               6/13 at 100.00         AAA          2,213,800
        2,500    5.625%, 6/01/38 (Pre-refunded 6/01/13)                               6/13 at 100.00         AAA          2,767,250

          970   Indian Wells Redevelopment Agency, California, Tax Allocation         9/13 at 100.00         Aaa          1,051,558
                 Bonds, Consolidated Whitewater Project Area, Series 2003A,
                 5.000%, 9/01/20 (Pre-refunded 9/01/13) - AMBAC Insured

        3,000   Los Angeles County Metropolitan Transportation Authority,             7/10 at 101.00         AAA          3,191,280
                 California, Proposition C Second Senior Lien Sales Tax Revenue
                 Bonds, Series 2000A, 5.250%, 7/01/25 (Pre-refunded 7/01/10) -
                 FGIC Insured

        4,220   Los Angeles Unified School District, California, General              7/08 at 101.00         AAA          4,342,633
                 Obligation Bonds, Series 1998B, 5.000%, 7/01/23
                 (Pre-refunded 7/01/08) - FGIC Insured

        6,030   Los Angeles Unified School District, California, General              7/10 at 100.00         AAA          6,384,323
                 Obligation Bonds, Series 2000D, 5.375%, 7/01/25
                 (Pre-refunded 7/01/10) - FGIC Insured

        2,650   Los Angeles, California, Wastewater System Revenue Bonds,             6/08 at 101.00         AAA          2,723,909
                 Series 1998A, 5.000%, 6/01/28 (Pre-refunded 6/01/08) -
                 FGIC Insured

        2,270   Pajaro Valley Unified School District, Santa Cruz County,             8/13 at 100.00         AAA          2,459,182
                 California, General Obligation Bonds, Series 2003A,
                 5.000%, 8/01/20 (Pre-refunded 8/01/13) - FSA Insured

       10,000   Puerto Rico Highway and Transportation Authority, Highway             7/10 at 101.00    BBB+ (4)         10,829,300
                 Revenue Bonds, Series 2000B, 6.000%, 7/01/31
                 (Pre-refunded 7/01/10)

        3,560   Puerto Rico Housing Bank and Finance Agency, Affordable               4/07 at 100.00         AAA          3,567,298
                 Housing Mortgage Subsidy Program Single Family Mortgage
                 Revenue Bonds, Series 1995I, 6.250%, 4/01/29
                 (Pre-refunded 4/01/07) (Alternative Minimum Tax)

        4,000   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          4,289,680
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/32

       17,670   San Francisco City and County Public Utilities Commission,           11/11 at 100.00         AAA         18,783,386
                 California, Water Revenue Bonds, Series 2001A,
                 5.000%, 11/01/24 (Pre-refunded 11/01/11) - FSA Insured


                                       45

                        Nuveen California Select Quality Municipal Fund, Inc. (NVC) (continued)
                             Portfolio of INVESTMENTS February 28, 2007 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

$      10,000   San Jose Redevelopment Agency, California, Tax Allocation             8/08 at 102.00         AAA     $   10,432,000
                 Bonds, Merged Area Redevelopment Project, Series 1998,
                 5.250%, 8/01/29 (Pre-refunded 8/01/08) - AMBAC Insured

                Solano County, California, Certificates of Participation,
                Series 2002:
        2,415    5.250%, 11/01/22 (Pre-refunded 11/01/12) - MBIA Insured             11/12 at 100.00         AAA          2,619,695
        1,625    5.250%, 11/01/23 (Pre-refunded 11/01/12) - MBIA Insured             11/12 at 100.00         AAA          1,762,735

        6,555   Sweetwater Authority, California, Water Revenue Bonds,                4/10 at 101.00         AAA          6,900,383
                 Series 2002, 5.000%, 4/01/22 (Pre-refunded 4/01/10) -
                 FSA Insured

        5,125   University of California, Revenue Bonds, Research Facilities,         9/09 at 101.00         AAA          5,357,316
                 Series 2001E, 5.000%, 9/01/22 (Pre-refunded 9/01/09) -
                 AMBAC Insured

        2,000   Vista, California, Mobile Home Park Revenue Bonds, Vista              3/24 at 100.00     N/R (4)          2,122,920
                 Manor Mobile Home Park Project, Series 1999A,
                 5.750%, 3/15/29 (Pre-refunded 3/15/24)

------------------------------------------------------------------------------------------------------------------------------------
      149,110   Total U.S. Guaranteed                                                                                   158,728,481
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 13.6% (9.0% OF TOTAL INVESTMENTS)

        2,000   Anaheim Public Finance Authority, California, Revenue                10/12 at 100.00         AAA          2,155,740
                 Refunding Bonds, Electric Generating System, Series 2002B,
                 5.250%, 10/01/18 - FSA Insured

        1,810   Anaheim Public Finance Authority, California, Second Lien            10/14 at 100.00         AAA          1,978,493
                 Electric Distribution Revenue Bonds, Series 2004,
                 5.250%, 10/01/21 - MBIA Insured

       10,350   California Pollution Control Financing Authority, Revenue Bonds,        No Opt. Call          A+         12,279,757
                 San Diego Gas and Electric Company, Series 1991A,
                 6.800%, 6/01/15 (Alternative Minimum Tax)

        4,000   Imperial Irrigation District, California, Certificates of            11/13 at 100.00         AAA          4,313,240
                 Participation, Electric System Revenue Bonds, Series 2003,
                 5.250%, 11/01/23 - FSA Insured

        5,000   Los Angeles Department of Water and Power, California,                7/11 at 100.00         AAA          5,344,200
                 Power System Revenue Bonds, Series 2001A-2,
                 5.375%, 7/01/20 - MBIA Insured

        1,200   Los Angeles Department of Water and Power, California,                7/13 at 100.00         AAA          1,286,352
                 Power System Revenue Bonds, Series 2003A-2, 5.000%, 7/01/21 -
                 MBIA Insured

        5,000   Los Angeles Department of Water and Power, California,                7/15 at 100.00         AAA          5,356,900
                 Power System Revenue Bonds, Series 2005A-1, 5.000%, 7/01/31 -
                 FSA Insured

        5,225   Los Angeles, California, Sanitation Equipment Charge Revenue          2/11 at 100.00         AAA          5,525,072
                 Bonds, Series 2001A, 5.250%, 2/01/18 - FSA Insured

        1,025   Los Angeles, California, Sanitation Equipment Charge Revenue          2/14 at 100.00         AAA          1,095,059
                 Bonds, Series 2004A, 5.000%, 2/01/22 - AMBAC Insured

        1,260   Merced Irrigation District, California, Electric System Revenue       9/15 at 100.00         AAA          1,355,256
                 Bonds, Series 2005, 5.125%, 9/01/31 - XLCA Insured

        4,360   Sacramento Municipal Utility District, California, Electric           8/12 at 100.00         AAA          4,697,072
                 Revenue Refunding Bonds, Series 2002Q, 5.250%, 8/15/19 -
                 FSA Insured

        3,460   Southern California Public Power Authority, Revenue Bonds,            7/13 at 100.00         AAA          3,708,982
                 Magnolia Power Project, Series 2003-1A, 5.000%, 7/01/20 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       44,690   Total Utilities                                                                                          49,096,123
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 5.9% (3.9% OF TOTAL INVESTMENTS)

        1,185   Burbank, California, Wastewater System Revenue Bonds,                 6/14 at 100.00         AAA          1,261,634
                 Series 2004A, 5.000%, 6/01/24 - AMBAC Insured

          890   Healdsburg Public Financing Authority, California, Wastewater         4/16 at 100.00         AAA            952,692
                 Revenue Bonds, Series 2006, 5.000%, 4/01/36 - MBIA Insured

        1,250   Indio Water Authority, California, Water Revenue Bonds,               4/16 at 100.00         AAA          1,345,925
                 Series 2006, 5.000%, 4/01/31 - AMBAC Insured

        3,750   Metropolitan Water District of Southern California, Water            10/14 at 100.00         AAA          3,997,088
                 Revenue Bonds, Series 2004B-3, 5.000%, 10/01/29 - MBIA Insured

        2,000   Pico Rivera Water Authority, California, Revenue Bonds,              12/11 at 102.00         N/R          2,162,260
                 Series 2001A, 6.250%, 12/01/32

        1,500   Pomona Public Finance Authority, California, Revenue Bonds,           5/17 at 100.00         AAA          1,611,960
                 Water Facilities Project, Series 2007AY, 5.000%, 5/01/37 -
                 AMBAC Insured


                                       46

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       1,510   Sacramento County Sanitation District Financing Authority,            6/16 at 100.00         AAA     $    1,626,391
                 California, Revenue Bonds, Series 2006, 5.000%, 12/01/36 -
                 FGIC Insured

        2,525   Sacramento County Sanitation District Financing Authority,              No Opt. Call         AAA          2,968,087
                 California, Revenue Refunding Bonds, Series 2001,
                 5.500%, 12/01/20 - AMBAC Insured

                San Francisco City and County Public Utilities Commission,
                California, Clean Water Revenue Refunding Bonds, Series 2003A:
        2,120    5.250%, 10/01/19 - MBIA Insured                                      4/13 at 100.00         AAA          2,298,271
        2,960    5.250%, 10/01/20 - MBIA Insured                                      4/13 at 100.00         AAA          3,208,906

------------------------------------------------------------------------------------------------------------------------------------
       19,690   Total Water and Sewer                                                                                    21,433,214
------------------------------------------------------------------------------------------------------------------------------------
$     517,697   Total Investments (cost $508,461,896) - 150.9%                                                          542,310,194
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (2.4)%                                                                       (8,793,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 4.9%                                                                     17,748,497
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (53.4)%                                                       (192,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  359,265,691
                ====================================================================================================================

FORWARD SWAPS OUTSTANDING AT FEBRUARY 28, 2007:

                                      FUND                                       FIXED RATE                              UNREALIZED
                   NOTIONAL    PAY/RECEIVE      FLOATING RATE   FIXED RATE          PAYMENT  EFFECTIVE   TERMINATION   APPRECIATION
COUNTERPARTY         AMOUNT  FLOATING RATE              INDEX  (ANNUALIZED)       FREQUENCY    DATE (6)         DATE  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan          $34,700,000      Receive  3-Month USD-LIBOR        5.630%   Semi-Annually    7/27/07       7/27/10     $ (683,717)
JPMorgan           10,600,000          Pay  3-Month USD-LIBOR        5.869    Semi-Annually    7/27/07       7/27/34        944,079
Morgan Stanley     12,000,000          Pay  3-Month USD-LIBOR        5.811    Semi-Annually    7/27/07       7/27/24        792,615
Morgan Stanley     16,900,000          Pay  3-Month USD-LIBOR        5.816    Semi-Annually    7/27/07       7/27/29      1,253,241
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $2,306,218
====================================================================================================================================
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates)

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    (5) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                    N/R  Not rated.

                  (ETM)  Escrowed to maturity.

                   (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No 140.

                                 See accompanying notes to financial statements.

                        Nuveen California Quality Income Municipal Fund, Inc. (NUC)
                        Portfolio of
                                INVESTMENTS February 28, 2007 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 5.9% (3.9% OF TOTAL INVESTMENTS)

$       5,000   California County Tobacco Securitization Agency, Tobacco              6/12 at 100.00        Baa3     $    5,266,400
                 Settlement Asset-Backed Bonds, Alameda County Tobacco
                 Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29

        1,300   California County Tobacco Securitization Agency, Tobacco              6/15 at 100.00         BBB          1,265,329
                 Settlement Asset-Backed Bonds, Sonoma County Tobacco
                 Securitization Corporation, Series 2005, 4.250%, 6/01/21

        4,620   California County Tobacco Securitization Agency, Tobacco              6/12 at 100.00        Baa3          4,812,793
                 Settlement Asset-Backed Bonds, Stanislaus County Tobacco
                 Funding Corporation, Series 2002A, 5.500%, 6/01/33

        8,720   California Statewide Financing Authority, Tobacco Settlement          5/12 at 100.00        Baa3          9,128,445
                 Asset-Backed Bonds, Pooled Tobacco Securitization Program,
                 Series 2002A, 5.625%, 5/01/29

------------------------------------------------------------------------------------------------------------------------------------
       19,640   Total Consumer Staples                                                                                   20,472,967
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 4.5% (3.0% OF TOTAL INVESTMENTS)

          280   California Educational Facilities Authority, Revenue Bonds,          10/15 at 100.00          A3            294,560
                 University of Redlands, Series 2005A, 5.000%, 10/01/35

        2,785   California Educational Facilities Authority, Revenue Bonds,          11/10 at 100.00         Aaa          2,980,312
                 University of the Pacific, Series 2000, 5.750%, 11/01/30 -
                 MBIA Insured

                California Educational Facilities Authority, Revenue Bonds,
                University of the Pacific, Series 2006:
          195    5.000%, 11/01/21                                                    11/15 at 100.00          A2            209,239
          260    5.000%, 11/01/25                                                    11/15 at 100.00          A2            277,217

        4,000   California State Public Works Board, Lease Revenue Refunding          3/07 at 101.00         AAA          4,046,680
                 Bonds, Community Colleges Projects, Series 1996B,
                 5.625%, 3/01/19 - AMBAC Insured

        6,400   California State University, Systemwide Revenue Bonds,               11/12 at 100.00         AAA          6,810,240
                 Series 2002A, 5.000%, 11/01/20 - AMBAC Insured

        1,000   California Statewide Community Development Authority,                 4/07 at 100.50         AAA          1,011,850
                 Auxiliary Organization Revenue Certificates of Participation,
                 University Corporation - California State University -
                 Northridge, Series 1996, 6.000%, 4/01/26 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       14,920   Total Education and Civic Organizations                                                                  15,630,098
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 7.4% (4.8% OF TOTAL INVESTMENTS)

        1,750   ABAG Finance Authority for Non-Profit Corporations, California,       4/12 at 100.00           A          1,867,705
                 Cal-Mortgage Insured Revenue Bonds, Sansum-Santa Barbara
                 Medical Foundation Clinic, Series 2002A, 5.500%, 4/01/21

        3,565   California Health Facilities Financing Authority, Insured Health      5/07 at 100.00          A+          3,570,419
                 Facility Revenue Refunding Bonds, Valley Memorial Hospital,
                 Series 1993A, 6.000%, 5/01/17

        1,935   California Health Facilities Financing Authority, Revenue Bonds,     11/15 at 100.00          A2          2,024,571
                 Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/34

        1,225   California State Public Works Board, Revenue Bonds, University       11/14 at 100.00         AAA          1,302,285
                 of California - Davis Medical Center, Series 2004II-A,
                 5.000%, 11/01/23 - MBIA Insured

          945   California Statewide Community Development Authority,                   No Opt. Call          A3          1,003,571
                 Certificates of Participation, Cedars-Sinai Medical Center,
                 Series 1992, 6.500%, 8/01/12

        9,030   California Statewide Community Development Authority,                 3/16 at 100.00          A+          9,439,601
                 Revenue Bonds, Kaiser Permanante System, Series 2006,
                 5.000%, 3/01/41

        3,015   California Statewide Community Development Authority,                 8/16 at 100.00          A+          3,240,974
                 Revenue Bonds, Kaiser Permanente System, Series 2001C,
                 5.250%, 8/01/31

        3,000   California Statewide Community Development Authority,                   No Opt. Call          A+          3,058,710
                 Revenue Bonds, Kaiser Permanente System, Series 2002E,
                 4.700%, 11/01/36 (Mandatory put 6/01/09)

------------------------------------------------------------------------------------------------------------------------------------
       24,465   Total Health Care                                                                                        25,507,836
------------------------------------------------------------------------------------------------------------------------------------


                                       48

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 4.8% (3.1% OF TOTAL INVESTMENTS)

$       1,000   California Statewide Community Development Authority,                 7/08 at 101.00         BBB     $    1,027,210
                 Revenue Refunding Bonds, Irvine Apartment Communities
                 Development, Series 1998A, 5.100%, 5/15/25 (Mandatory
                 put 5/17/10)

        3,000   Daly City Housing Development Finance Agency, California,            12/13 at 102.00          A-          3,317,220
                 Mobile Home Park Revenue Bonds, Franciscan Mobile Home
                 Park Project, Series 2002A, 5.850%, 12/15/32

        1,000   Independent Cities Lease Finance Authority, California, Revenue      11/14 at 100.00         N/R          1,064,910
                 Bonds, Morgan Hill, Hacienda Valley Mobile Home Park,
                 Series 2004A, 5.950%, 11/15/39

        2,285   Irvine, California, Mobile Home Park Revenue Bonds, Meadows           3/08 at 102.00         N/R          2,361,045
                 Mobile Home Park, Series 1998A, 5.700%, 3/01/18

        2,310   Oceanside, California, Mobile Home Park Revenue Bonds,                3/08 at 102.00         N/R          2,387,270
                 Laguna Vista Mobile Estates Acquisition Project, Series 1998,
                 5.800%, 3/01/28

        3,040   Riverside County, California, Mobile Home Park Revenue Bonds,         3/09 at 102.00         N/R          3,159,594
                 Bravo Mobile Home Park Project, Series 1999A,
                 5.900%, 3/20/29

        1,660   Stanton, California, Multifamily Housing Revenue Bonds,               8/07 at 102.00         AAA          1,701,732
                 Continental Gardens Apartments, Series 1997,
                 5.625%, 8/01/29 (Mandatory put 8/01/09)
                 (Alternative Minimum Tax)

                Yolo County Housing Authority, California, Revenue Refunding
                Bonds, Russell Park Apartments, Series 1992A:
          390    6.900%, 11/01/08                                                     5/07 at 100.00         Aa2            390,737
        1,030    7.000%, 11/01/14                                                     5/07 at 100.00         Aa2          1,078,492

------------------------------------------------------------------------------------------------------------------------------------
       15,715   Total Housing/Multifamily                                                                                16,488,210
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 0.3% (0.2% OF TOTAL INVESTMENTS)

          825   California Housing Finance Agency, Home Mortgage Revenue              2/16 at 100.00         AAA            888,203
                 Bonds, Series 2006H, 5.750%, 8/01/30 - FGIC Insured
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 0.6% (0.4% OF TOTAL INVESTMENTS)

        2,000   California Pollution Control Financing Authority, Solid Waste         1/16 at 102.00         BBB          2,097,200
                 Disposal Revenue Bonds, Waste Management Inc.,
                 Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 22.6% (14.7% OF TOTAL INVESTMENTS)

        1,900   Azusa Unified School District, Los Angeles County, California,        7/12 at 100.00         AAA          2,057,187
                 General Obligation Bonds, Series 2002, 5.375%, 7/01/20 -
                 FSA Insured

           80   California, General Obligation Bonds, Series 2000, 5.500%, 6/01/25    6/10 at 100.00          A+             83,851

                California, General Obligation Bonds, Series 2003:
        3,750    5.250%, 11/01/19 - RAAI Insured                                     11/13 at 100.00          AA          4,060,838
          500    5.250%, 2/01/33                                                      2/13 at 100.00          A+            532,530

                California, General Obligation Bonds, Series 2004:
        6,300    5.200%, 4/01/26                                                      4/14 at 100.00          A+          6,789,573
        2,500    5.125%, 2/01/27                                                      2/14 at 100.00          A+          2,670,925

        2,000   California, General Obligation Refunding Bonds, Series 2002,          4/12 at 100.00          A+          2,114,260
                 5.250%, 4/01/32

        6,085   California, General Obligation Veterans Welfare Bonds,                6/07 at 102.00         AA-          6,213,576
                 Series 1997BJ, 5.700%, 12/01/32 (Alternative Minimum Tax)

        1,370   Fremont-Newark Community College District, Alameda County,            8/11 at 101.00         AAA          1,477,682
                 California, General Obligation Bonds, Series 2002A,
                 5.375%, 8/01/20 - MBIA Insured

        3,610   Hartnell Community College District, California, General              6/16 at 100.00         AAA          3,891,147
                 Obligation Bonds, Series 2006B, 5.000%, 6/01/29 -
                 FSA Insured

        5,255   Livermore Valley Joint Unified School District, Alameda County,       8/11 at 100.00         AAA          5,507,608
                 California, General Obligation Bonds, Election of 1999,
                 Series 2001, 5.125%, 8/01/26 - FSA Insured

        2,645   Long Beach Community College District, California, General            5/15 at 100.00         AAA          2,830,600
                 Obligation Bonds, Series 2005B, 5.000%, 5/01/30 -
                 FGIC Insured

        1,170   Los Angeles Unified School District, California, General              7/13 at 100.00         AAA          1,254,533
                 Obligation Bonds, Series 2003F, 5.000%, 7/01/17 -
                 FSA Insured

        6,150   Los Angeles Unified School District, Los Angeles County,              7/16 at 100.00         AAA          6,494,031
                 California, General Obligation Bonds, Series 2006B,
                 4.750%, 7/01/24 - FGIC Insured (UB)


                                       49

                        Nuveen California Quality Income Municipal Fund, Inc. (NUC) (continued)
                             Portfolio of INVESTMENTS February 28, 2007 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       2,375   Moreno Valley Unified School District, Riverside County,              8/14 at 100.00         AAA     $    2,586,280
                 California, General Obligation Bonds, Series 2004A,
                 5.250%, 8/01/24 - FSA Insured

          565   Roseville Joint Union High School District, Placer County,            8/15 at 100.00         AAA            606,522
                 California, General Obligation Bonds, Series 2006B,
                 5.000%, 8/01/27 - FGIC Insured

        1,500   Sacramento City Unified School District, Sacramento County,           7/15 at 100.00         Aaa          1,609,275
                 California, General Obligation Bonds, Series 2005,
                 5.000%, 7/01/27 - MBIA Insured

        6,760   San Diego Unified School District, San Diego County, California,      7/13 at 101.00         AAA          7,402,673
                 General Obligation Bonds, Series 2003E, 5.250%, 7/01/21 -
                 FSA Insured

        4,435   San Diego Unified School District, San Diego County, California,      7/16 at 101.00         AAA          4,531,772
                 General Obligation Bonds, Series 2006F-1, 4.500%, 7/01/29 -
                 FSA Insured (UB)

          515   San Joaquin Delta Community College District, California,             8/15 at 100.00         AAA            552,085
                 General Obligation Bonds, Series 2005A, 5.000%, 8/01/29 -
                 FSA Insured

        1,500   San Jose Unified School District, Santa Clara County, California,     8/15 at 100.00         AAA          1,613,565
                 General Obligation Bonds, Series 2005B, 5.000%, 8/01/25 -
                 FGIC Insured

        6,865   San Ramon Valley Unified School District, Contra Costa County,        8/13 at 100.00         AAA          7,282,323
                 California, General Obligation Bonds, Series 2003,
                 5.000%, 8/01/23 - FSA Insured

        1,390   South Pasadena Unified School District, Los Angeles County,           8/13 at 100.00         AAA          1,474,498
                 California, General Obligation Bonds, Series 2003A,
                 5.000%, 8/01/22 - FGIC Insured

        3,925   West Contra Costa Unified School District, Contra Costa County,       8/11 at 101.00         AAA          4,133,535
                 California, General Obligation Bonds, Series 2003B,
                 5.000%, 8/01/23 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       73,145   Total Tax Obligation/General                                                                             77,770,869
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 30.9% (20.1% OF TOTAL INVESTMENTS)

        1,655   Bell Community Housing Authority, California, Lease Revenue          10/15 at 100.00         AAA          1,760,043
                 Bonds, Series 2005, 5.000%, 10/01/36 - AMBAC Insured

        1,200   Burbank Public Financing Authority, California, Revenue Bonds,       12/12 at 100.00         AAA          1,275,408
                 West Olive Redevelopment Project, Series 2002,
                 5.125%, 12/01/22 - AMBAC Insured

        3,070   California State Public Works Board, Lease Revenue Bonds,            12/12 at 100.00         AAA          3,316,245
                 Department of General Services, Capital East End Project,
                 Series 2002A, 5.250%, 12/01/16 - AMBAC Insured

        2,030   California State Public Works Board, Lease Revenue Bonds,             3/12 at 100.00         AAA          2,152,632
                 Department of General Services, Series 2002C,
                 5.250%, 3/01/21 - AMBAC Insured

        5,115   California State Public Works Board, Lease Revenue Bonds,             6/14 at 100.00           A          5,687,471
                 Department of Mental Health, Coalinga State Hospital,
                 Series 2004A, 5.500%, 6/01/20

        2,715   California, Economic Recovery Revenue Bonds,                          7/14 at 100.00         AA+          2,950,879
                 Series 2004A, 5.000%, 7/01/15

          690   Capistrano Unified School District, Orange County, California,        9/15 at 100.00         AAA            741,660
                 Special Tax Bonds, Community Facilities District, Series 2005,
                 5.000%, 9/01/24 - FGIC Insured

        2,090   Chino Redevelopment Agency, California, Merged Chino                  9/16 at 101.00         AAA          2,255,779
                 Redevelopment Project Area Tax Allocation Bonds,
                 Series 2006, 5.000%, 9/01/38 - AMBAC Insured (UB)

        3,000   Coachella Valley Unified School District, Riverside County,           9/16 at 100.00         Aaa          3,212,040
                 California, Certificates of Participation, Series 2007,
                 5.000%, 9/01/36 - AMBAC Insured
                Commerce Community Development Commission, California, Tax
                Allocation Refunding Bonds, Merged Area Development Projects 2
                and 3, Series 1998A:
        1,000    5.650%, 8/01/18                                                      8/08 at 102.00         N/R          1,037,040
        2,765    5.700%, 8/01/28                                                      8/08 at 102.00         N/R          2,871,895

        1,250   Coronado Community Development Agency, California, Tax                9/15 at 100.00         AAA          1,333,350
                 Allocation Bonds, Community Development Project,
                 Series 2005, 5.000%, 9/01/30 - AMBAC Insured

        3,065   Corona-Norco Unified School District, Riverside County,               9/13 at 100.00         AAA          3,340,819
                 California, Special Tax Bonds, Community Facilities
                 District 98-1, Series 2003, 5.500%, 9/01/33 - MBIA Insured

        2,335   Fresno, California, Certificates of Participation, Street             6/07 at 100.00          A+          2,349,430
                 Improvement Project, Series 1991, 6.625%, 12/01/11


                                       50


   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,910   Industry Urban Development Agency, California, Tax Allocation         5/07 at 101.50         AAA     $    1,944,418
                 Refunding Bonds, Civic, Recreational and Industrial
                 Redevelopment Project 1, Series 2002, 5.500%, 5/01/19 -
                 MBIA Insured

                Irvine, California, Unified School District, Community Facilities
                District Special Tax Bonds, Series 2006A:
          335    5.000%, 9/01/26                                                      9/16 at 100.00         N/R            344,055
          775    5.125%, 9/01/36                                                      9/16 at 100.00         N/R            799,397

        3,245   Los Angeles Community Redevelopment Agency, California,               9/15 at 100.00         Aaa          3,449,403
                 Lease Revenue Bonds, Manchester Social Services Project,
                 Series 2005, 5.000%, 9/01/37 - AMBAC Insured

        1,350   Los Angeles Community Redevelopment Agency, California,               3/13 at 100.00        BBB-          1,394,739
                 Subordinate Lien Tax Allocation Bonds, Bunker Hill
                 Redevelopment Project, Series 2004L, 5.100%, 3/01/19

        4,850   Los Angeles County Metropolitan Transportation Authority,             7/13 at 100.00         AAA          5,200,413
                 California, Proposition A First Tier Senior Sales Tax Revenue
                 Bonds, Series 2003A, 5.000%, 7/01/16 - FSA Insured

        4,000   Los Angeles County Public Works Financing Authority, California,     12/15 at 100.00         AAA          4,291,320
                 Lease Revenue Bonds, Master Refunding Project, Series 2005A,
                 5.000%, 12/01/26 - MBIA Insured

        3,005   Monterey County, California, Certificates of Participation,           8/11 at 100.00         Aaa          3,142,419
                 Master Plan Financing, Series 2001, 5.000%, 8/01/20 -
                 MBIA Insured

       14,160   Oakland State Building Authority, California, Lease Revenue           4/08 at 101.00         AAA         14,461,608
                 Bonds, Elihu M. Harris State Office Building, Series 1998A,
                 5.000%, 4/01/23 - AMBAC Insured

       15,300   Ontario Redevelopment Financing Authority, San Bernardino               No Opt. Call         AAA         21,186,675
                 County, California, Revenue Refunding Bonds, Redevelopment
                 Project 1, Series 1995, 7.400%, 8/01/25 - MBIA Insured

        1,170   Panama-Buena Vista Union School District, California,                 9/16 at 100.00         AAA          1,260,336
                 Certificates of Participation, School Construction Project,
                 Series 2006, 5.000%, 9/01/24 - MBIA Insured

                Redding Redevelopment Agency, California, Tax Allocation Bonds,
                Canby-Hilltop-Cypress Area Project, Series 2003A:
        1,500    5.000%, 9/01/17 - MBIA Insured                                       9/13 at 100.00         AAA          1,610,970
        1,500    5.000%, 9/01/20 - MBIA Insured                                       9/13 at 100.00         AAA          1,610,520

          600   Rialto Redevelopment Agency, California, Tax Allocation Bonds,        9/15 at 100.00         AAA            636,906
                 Merged Project Area, Series 2005A, 5.000%, 9/01/35 -
                 XLCA Insured

        4,320   Richmond Joint Powers Financing Authority, California, Tax            9/13 at 100.00         AAA          4,656,226
                 Allocation Bonds, Series 2003A, 5.250%, 9/01/22 -
                 MBIA Insured

          745   Roseville, California, Certificates of Participation, Public          8/13 at 100.00         AAA            786,176
                 Facilities, Series 2003A, 5.000%, 8/01/25 - AMBAC Insured

        2,500   San Jose Financing Authority, California, Lease Revenue               9/11 at 100.00         AAA          2,629,025
                 Refunding Bonds, Convention Center Project, Series 2001F,
                 5.000%, 9/01/20 - MBIA Insured

        2,770   Santa Ana Community Redevelopment Agency, Orange County,              9/13 at 100.00         AAA          2,948,222
                 California, Tax Allocation Refunding Bonds, South Main Street
                 Redevelopment, Series 2003B, 5.000%, 9/01/19 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       96,015   Total Tax Obligation/Limited                                                                            106,637,519
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 13.5% (8.8% OF TOTAL INVESTMENTS)

        3,950   Bay Area Toll Authority, California, Revenue Bonds,                   4/16 at 100.00          AA          4,253,123
                 San Francisco Bay Area Toll Bridge, Series 2006,
                 5.000%, 4/01/31

       11,000   Foothill/Eastern Transportation Corridor Agency, California,          1/14 at 101.00        BBB-         10,276,200
                 Toll Road Revenue Refunding Bonds, Series 1999,
                 0.000%, 1/15/29

        2,000   Orange County Transportation Authority, California, Toll Road         8/13 at 100.00         AAA          2,146,460
                 Revenue Bonds, 91 Express Lanes Project, Series 2003A,
                 5.000%, 8/15/20 - AMBAC Insured

        2,685   Sacramento County, California, Airport System Revenue Bonds,          7/12 at 100.00         AAA          2,864,788
                 Series 2002A, 5.250%, 7/01/21 - FSA Insured

       20,000   San Francisco Airports Commission, California, Revenue Bonds,         5/10 at 101.00         AAA         21,317,000
                 San Francisco International Airport, Second Series 2000,
                 Issue 25, 5.750%, 5/01/30 - FSA Insured (Alternative
                 Minimum Tax)


                                       51

                        Nuveen California Quality Income Municipal Fund, Inc. (NUC) (continued)
                             Portfolio of INVESTMENTS February 28, 2007 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

                San Francisco Airports Commission, California, Revenue
                Refunding Bonds, San Francisco International Airport, Second
                Series 2002, Issue 28A:
$       1,480    5.250%, 5/01/17 - MBIA Insured (Alternative Minimum Tax)             5/12 at 100.00         AAA     $    1,564,908
        3,865    5.250%, 5/01/19 - MBIA Insured (Alternative Minimum Tax)             5/12 at 100.00         AAA          4,075,681

------------------------------------------------------------------------------------------------------------------------------------
       44,980   Total Transportation                                                                                     46,498,160
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 47.4% (30.8% OF TOTAL INVESTMENTS) (4)

        7,325   California County Tobacco Securitization Agency, Tobacco              6/12 at 100.00     N/R (4)          7,854,524
                 Settlement Asset-Backed Bonds, Sonoma County Tobacco
                 Funding Corporation, Series 2002B, 5.500%, 6/01/30
                 (Pre-refunded 6/01/12)

                California Department of Water Resources, Power Supply
                Revenue Bonds, Series 2002A:
        2,500    5.375%, 5/01/17 (Pre-refunded 5/01/12) - XLCA Insured                5/12 at 101.00         AAA          2,735,300
        9,000    5.125%, 5/01/18 (Pre-refunded 5/01/12)                               5/12 at 101.00         Aaa          9,741,510

        6,190   California Educational Facilities Authority, Revenue Bonds,          11/10 at 100.00         Aaa          6,667,125
                 University of the Pacific, Series 2000, 5.750%, 11/01/30
                 (Pre-refunded 11/01/10) - MBIA Insured

                California Health Facilities Financing Authority, Revenue Bonds,
                Cedars-Sinai Medical Center, Series 1999A:
       10,400    6.125%, 12/01/30 (Pre-refunded 12/01/09)                            12/09 at 101.00     N/R (4)         11,184,368
        7,700    6.250%, 12/01/34 (Pre-refunded 12/01/09)                            12/09 at 101.00     N/R (4)          8,305,759

        8,000   California Pollution Control Financing Authority, Solid Waste         7/07 at 100.00         Aaa          9,103,840
                 Disposal Revenue Bonds, North County Recycling Center,
                 Series 1991A, 6.750%, 7/01/17 (ETM)

                California, General Obligation Bonds, Series 2000:
        1,105    5.500%, 6/01/25 (Pre-refunded 6/01/10)                               6/10 at 100.00         Aaa          1,170,858
          315    5.500%, 6/01/25 (Pre-refunded 6/01/10)                               6/10 at 100.00         Aaa            333,774

        4,440   Coast Community College District, Orange County, California,          8/13 at 100.00         AAA          4,794,134
                 General Obligation Refunding Bonds, Series 2003A,
                 5.000%, 8/01/22 (Pre-refunded 8/01/13) - MBIA Insured

        1,615   Compton Unified School District, Los Angeles County, California,      9/13 at 100.00         AAA          1,785,722
                 General Obligation Bonds, Series 2003A, 5.375%, 9/01/19
                 (Pre-refunded 9/01/13) - MBIA Insured

       12,805   Contra Costa County, California, GNMA Mortgage-Backed                   No Opt. Call         AAA         17,524,027
                 Securities Program Home Mortgage Revenue Bonds,
                 Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax) (ETM)

                Golden State Tobacco Securitization Corporation, California,
                Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2003B:
        5,000    5.625%, 6/01/33 (Pre-refunded 6/01/13)                               6/13 at 100.00         AAA          5,534,500
        2,500    5.625%, 6/01/38 (Pre-refunded 6/01/13)                               6/13 at 100.00         AAA          2,767,250

        8,000   Los Angeles County Metropolitan Transportation Authority,             7/10 at 101.00         AAA          8,510,080
                 California, Proposition C Second Senior Lien Sales Tax Revenue
                 Bonds, Series 2000A, 5.250%, 7/01/25 (Pre-refunded 7/01/10) -
                 FGIC Insured

        2,000   Los Angeles Unified School District, California, General              7/10 at 100.00         AAA          2,117,520
                 Obligation Bonds, Series 2000D, 5.375%, 7/01/25
                 (Pre-refunded 7/01/10) - FGIC Insured

        5,000   Puerto Rico Infrastructure Financing Authority, Special Obligation   10/10 at 101.00         AAA          5,362,100
                 Bonds, Series 2000A, 5.500%, 10/01/32

       13,525   San Bernardino County, California, GNMA Mortgage-Backed                 No Opt. Call         AAA         15,830,742
                 Securities Program Single Family Home Mortgage Revenue
                 Bonds, Series 1989A, 7.750%, 11/01/14 (Alternative
                 Minimum Tax) (ETM)

        3,000   San Francisco Airports Commission, California, Revenue                5/12 at 100.00         AAA          3,239,760
                 Refunding Bonds, San Francisco International Airport, Second
                 Series 2002, Issue 28B, 5.250%, 5/01/22 (Pre-refunded 5/01/12) -
                 MBIA Insured

        4,540   San Joaquin Delta Community College District, California,             8/15 at 100.00         Aaa          4,988,552
                 General Obligation Bonds, Series 2005A, 5.000%, 8/01/29
                 (Pre-refunded 8/01/15) - FSA Insured

        1,615   University of California, Certificates of Participation,              1/10 at 101.00     Aa2 (4)          1,706,506
                 San Diego and Sacramento Campus Projects, Series 2002A,
                 5.250%, 1/01/21 (Pre-refunded 1/01/10)

        7,500   University of California, Revenue Bonds, Multiple Purpose             9/08 at 101.00      AA (4)          7,768,350
                 Projects, Series 2000K, 5.300%, 9/01/30 (Pre-refunded 9/01/08)


                                       52

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

                University of California, Revenue Bonds, Multi-Purpose Projects,
                Series 2002O:
$       5,265    5.000%, 9/01/18 (Pre-refunded 9/01/10) - FGIC Insured                9/10 at 101.00         AAA     $    5,554,996
       10,255    5.000%, 9/01/19 (Pre-refunded 9/01/10) - FGIC Insured                9/10 at 101.00         AAA         10,819,845

                University of California, Revenue Bonds, Research Facilities,
                Series 2001E:
        2,305    5.000%, 9/01/23 (Pre-refunded 9/01/09) - AMBAC Insured               9/09 at 101.00         AAA          2,409,486
        5,150    5.000%, 9/01/24 (Pre-refunded 9/01/09) - AMBAC Insured               9/09 at 101.00         AAA          5,383,450

------------------------------------------------------------------------------------------------------------------------------------
      147,050   Total U.S. Guaranteed                                                                                   163,194,078
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 7.3% (4.7% OF TOTAL INVESTMENTS)

        1,200   Los Angeles Department of Water and Power, California,                7/13 at 100.00         AAA          1,286,352
                 Power System Revenue Bonds, Series 2003A-2,
                 5.000%, 7/01/21 - MBIA Insured

          500   Los Angeles Department of Water and Power, California,                7/15 at 100.00         AAA            535,690
                 Power System Revenue Bonds, Series 2005A-1,
                 5.000%, 7/01/31 - FSA Insured

        1,235   Merced Irrigation District, California, Electric System Revenue       9/15 at 100.00         AAA          1,328,366
                 Bonds, Series 2005, 5.125%, 9/01/31 - XLCA Insured

        5,000   Merced Irrigation District, California, Revenue Certificates of       9/13 at 102.00        Baa3          5,395,950
                 Participation, Electric System Project, Series 2003,
                 5.700%, 9/01/36

          880   Redlands, California, Certificates of Participation Refunding,          No Opt. Call         AAA            880,220
                 Capital Improvement Projects, Series 1992, 6.800%, 3/01/07 -
                 AMBAC Insured

        2,500   Sacramento Municipal Utility District, California, Electric             No Opt. Call         AAA          2,716,850
                 Revenue Bonds, Series 2004T, 5.250%, 5/15/23 - FGIC Insured

        2,410   Sacramento Municipal Utility District, California, Electric           8/12 at 100.00         AAA          2,577,230
                 Revenue Refunding Bonds, Series 2002Q, 5.250%, 8/15/21 -
                 FSA Insured

        4,000   Southern California Public Power Authority, Revenue Bonds,            7/13 at 100.00         AAA          4,287,840
                 Magnolia Power Project, Series 2003-1A, 5.000%, 7/01/20 -
                 AMBAC Insured

        5,500   Southern California Public Power Authority, Revenue Bonds,              No Opt. Call          A+          6,095,815
                 Multiple Projects, Series 1989, 6.750%, 7/01/11

------------------------------------------------------------------------------------------------------------------------------------
       23,225   Total Utilities                                                                                          25,104,313
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 8.5% (5.5% OF TOTAL INVESTMENTS)

        7,040   California Statewide Community Development Authority,                10/13 at 101.00         AAA          7,644,173
                 Water and Wastewater Revenue Bonds, Pooled Financing
                 Program, Series 2004A, 5.250%, 10/01/24 - FSA Insured

                Goleta Water District, California, Certificates of Participation
                Revenue Bonds, Series 2003:
        1,000    5.250%, 12/01/20 - MBIA Insured                                     12/13 at 100.00         AAA          1,092,190
        1,440    5.250%, 12/01/21 - MBIA Insured                                     12/13 at 100.00         AAA          1,572,754
        1,205    5.250%, 12/01/22 - MBIA Insured                                     12/13 at 100.00         AAA          1,305,967

          850   Healdsburg Public Financing Authority, California, Wastewater         4/16 at 100.00         AAA            909,874
                 Revenue Bonds, Series 2006, 5.000%, 4/01/36 - MBIA Insured

        4,000   Hollister Joint Powers Financing Authority, California,               6/16 at 100.00         AAA          4,276,360
                 Wastewater Revenue Bonds, Series 2006, 5.000%, 6/01/37 -
                 FSA Insured

        1,250   Indio Water Authority, California, Water Revenue Bonds,               4/16 at 100.00         AAA          1,345,925
                 Series 2006, 5.000%, 4/01/31 - AMBAC Insured

          500   Norco, California, Certificates of Participation Refunding,          10/08 at 102.00         AAA            518,355
                 Water and Sewerage System Improvement Project,
                 Series 1998, 5.125%, 10/01/28 - AMBAC Insured

        1,380   Sacramento County Sanitation District Financing Authority,            6/16 at 100.00         AAA          1,486,370
                 California, Revenue Bonds, Series 2006, 5.000%, 12/01/36 -
                 FGIC Insured

        5,375   San Francisco City and County Public Utilities Commission,           11/12 at 100.00         AAA          5,725,181
                 California, Water Revenue Bonds, Series 2002A,
                 5.000%, 11/01/19 - MBIA Insured (5)


                                       53

                        Nuveen California Quality Income Municipal Fund, Inc. (NUC) (continued)
                             Portfolio of INVESTMENTS February 28, 2007 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

                Turlock Public Finance Authority, California, Sewerage Revenue
                Bonds, Series 2003A:
$       1,565    5.000%, 9/15/19 - FGIC Insured                                       9/13 at 100.00         AAA     $    1,680,904
        1,650    5.000%, 9/15/20 - FGIC Insured                                       9/13 at 100.00         AAA          1,772,196

------------------------------------------------------------------------------------------------------------------------------------
       27,255   Total Water and Sewer                                                                                    29,330,249
------------------------------------------------------------------------------------------------------------------------------------
$     489,235   Total Investments (cost $494,268,162) - 153.7%                                                          529,619,702
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (2.5)%                                                                       (8,450,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.5%                                                                      8,448,093
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (53.7)%                                                       (185,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  344,617,795
                ====================================================================================================================

FORWARD SWAPS OUTSTANDING AT FEBRUARY 28, 2007:

                                      FUND                                       FIXED RATE                              UNREALIZED
                   NOTIONAL    PAY/RECEIVE      FLOATING RATE   FIXED RATE          PAYMENT  EFFECTIVE   TERMINATION   APPRECIATION
COUNTERPARTY         AMOUNT  FLOATING RATE              INDEX  (ANNUALIZED)       FREQUENCY    DATE (6)         DATE  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs     $14,100,000      Receive  3-Month USD-LIBOR        5.681%   Semi-Annually    7/27/07       7/27/12     $ (438,119)
JPMorgan           22,200,000      Receive  3-Month USD-LIBOR        5.630    Semi-Annually    7/27/07       7/27/10       (437,421)
JPMorgan           11,300,000          Pay  3-Month USD-LIBOR        5.869    Semi-Annually    7/27/07       7/27/34      1,006,424
Morgan Stanley     23,000,000          Pay  3-Month USD-LIBOR        5.816    Semi-Annually    7/27/07       7/27/29      1,705,593
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $1,836,477
====================================================================================================================================
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates)

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    (5) Portion of the investment, with an aggregate market value of $298,242, has been pledged to collateralize the net payment obligations under forward swap contracts.

                    (6) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                    N/R  Not rated.

                  (ETM)  Escrowed to maturity.

                   (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No 140.

                                 See accompanying notes to financial statements.

                        Statement of
                            ASSETS AND LIABILITIES February 28, 2007 (Unaudited)
                                  CALIFORNIA        CALIFORNIA      CALIFORNIA          CALIFORNIA      CALIFORNIA      CALIFORNIA
                                       VALUE  PERFORMANCE PLUS     OPPORTUNITY  INVESTMENT QUALITY  SELECT QUALITY  QUALITY INCOME
                                       (NCA)             (NCP)           (NCO)               (NQC)           (NVC)           (NUC)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost
   $234,821,819, $288,466,210,
   $180,643,689, $304,857,362,
   $508,461,896 and
   $494,268,162, respectively)  $252,867,279      $307,864,879    $195,708,365     $324,325,084       $542,310,194     $529,619,702
Cash                               1,254,635                --          33,078               --                 --               --
Receivables:
   Interest                        3,167,224         4,061,058       2,282,521        4,767,362          7,006,954        7,736,603
   Investments sold                  238,000           673,267              --               --          9,829,333           55,000
Unrealized appreciation
   on forward swaps                1,042,928           544,579              --        1,433,685          2,306,218        2,274,596
Other assets                          18,990            41,000          12,112           33,837             60,140           50,289
------------------------------------------------------------------------------------------------------------------------------------
      Total assets               258,589,056       313,184,783     198,036,076      330,559,968        561,512,839      539,736,190
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                            --         1,028,067              --          527,003            975,034          807,145
Floating rate obligations          1,600,000         4,302,000       1,225,000        6,634,000          8,793,000        8,450,000
Unrealized depreciation
   on forward swaps                       --                --              --          531,999                 --          438,119
Accrued expenses:
   Management fees                   111,330           146,450          94,444          153,546            259,178          249,380
   Other                              63,330            68,163          24,254           67,742            134,058          102,641
Preferred share dividends payable         --            26,152          40,809           31,743             85,878           71,110
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities            1,774,660         5,570,832       1,384,507        7,946,033         10,247,148       10,118,395
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares,
   at liquidation value                  N/A       106,000,000      68,000,000      112,000,000        192,000,000      185,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
   Common shares                $256,814,396      $201,613,951    $128,651,569     $210,613,935       $359,265,691     $344,617,795
====================================================================================================================================
Common shares outstanding         25,241,808        12,965,742       8,161,424       13,580,232         23,122,629       22,006,624
====================================================================================================================================
Net asset value per Common
   share outstanding (net assets
   applicable to Common
   shares, divided by
   Common shares outstanding)   $      10.17      $      15.55    $      15.76     $      15.51       $      15.54     $      15.66
====================================================================================================================================

NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value
   per share                    $    252,418      $    129,657    $     81,614     $    135,802       $    231,226     $    220,066
Paid-in surplus                  237,577,056       181,322,684     113,792,812      189,659,207        322,442,350      306,586,117
Undistributed
   (Over-distribution of)
   net investment income            (229,662)          185,469         118,856          388,209           (132,826)         (24,097)
Accumulated net realized
   gain (loss) from
   investments and derivative
   transactions                      126,196            32,893        (406,389)          61,309            570,425          647,692
Net unrealized appreciation
   (depreciation) of
   investments and derivative
   transactions                   19,088,388        19,943,248      15,064,676       20,369,408         36,154,516       37,188,017
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
   Common shares                $256,814,396      $201,613,951    $128,651,569     $210,613,935       $359,265,691     $344,617,795
====================================================================================================================================
Authorized shares:
   Common                        250,000,000       200,000,000     200,000,000      200,000,000        200,000,000      200,000,000
   Preferred                             N/A         1,000,000       1,000,000        1,000,000          1,000,000        1,000,000
====================================================================================================================================
N/A - Fund is not authorized to issue Preferred shares.

                                 See accompanying notes to financial statements.

                        Statement of
                          OPERATIONS Six Months Ended February 28, 2007 (Unaudited)
                                  CALIFORNIA        CALIFORNIA      CALIFORNIA          CALIFORNIA      CALIFORNIA      CALIFORNIA
                                       VALUE  PERFORMANCE PLUS     OPPORTUNITY  INVESTMENT QUALITY  SELECT QUALITY  QUALITY INCOME
                                       (NCA)             (NCP)           (NCO)               (NQC)           (NVC)           (NUC)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                 $6,538,313       $ 7,475,826     $ 4,838,248         $ 7,895,635      $13,453,995     $13,193,705
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                      694,472           951,897         613,255             998,940        1,685,345       1,621,433
Preferred shares - auction fees          N/A           131,411          84,301             138,849          238,028         229,349
Preferred shares - dividend
   disbursing agent fees                 N/A            14,877           9,918               9,918           14,877          14,877
Shareholders' servicing agent fees
   and expenses                       17,079             9,059           5,730               6,947           13,206           8,910
Floating rate obligations interest
   expense and fees                   16,853            45,934          12,902              79,271           94,008          90,340
Custodian's fees and expenses         26,367            38,205          18,753              39,094           67,792          51,426
Directors' fees and expenses           3,356             3,312           2,278               3,465            6,265           5,541
Professional fees                      7,206            10,109           8,311              10,580           11,414          13,589
Shareholders' reports - printing
   and mailing expenses               18,426            13,240           9,049              14,016           20,971          19,537
Stock exchange listing fees            4,871             4,871           4,867               4,867            4,868           4,871
Investor relations expense            12,705            13,575           8,728              14,266           23,572          22,752
Other expenses                         6,300            16,691          12,803              16,927           19,169          22,955
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian
   fee credit                        807,635         1,253,181         790,895           1,337,140        2,199,515       2,105,580
   Custodian fee credit              (10,359)          (20,158)        (10,936)            (20,554)         (32,918)        (28,346)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                         797,276         1,233,023         779,959           1,316,586        2,166,597       2,077,234
------------------------------------------------------------------------------------------------------------------------------------
Net investment income              5,741,037         6,242,803       4,058,289           6,579,049       11,287,398      11,116,471
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss)
   from investments                  125,451           140,094          91,724              54,787          623,546         789,422
Net realized gain (loss)
   from forward swaps                     --           385,000              --             136,000               --              --
Change in net unrealized
   appreciation (depreciation)
   of investments                  1,281,346         1,727,529       1,189,678             884,540        1,497,869       1,177,229
Change in net unrealized
   appreciation (depreciation)
   of forward swaps                  343,301          (157,866)             --             205,562          806,229         645,530
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
   gain (loss)                     1,750,098         2,094,757       1,281,402           1,280,889        2,927,644       2,612,181
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED
SHAREHOLDERS
From net investment income               N/A        (1,559,647)     (1,114,134)         (1,566,429)      (2,945,246)     (2,906,786)
From accumulated net realized gains      N/A          (208,586)             --            (261,785)        (290,565)       (175,711)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable
   to Common shares from
   distributions to Preferred
   shareholders                          N/A        (1,768,233)     (1,114,134)         (1,828,214)      (3,235,811)     (3,082,497)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                $7,491,135       $ 6,569,327     $ 4,225,557         $ 6,031,724      $10,979,231     $10,646,155
====================================================================================================================================
N/A - Fund is not authorized to issue Preferred shares.

                                 See accompanying notes to financial statements.

                        Statement of
                            CHANGES IN NET ASSETS (Unaudited)
                                     CALIFORNIA VALUE (NCA)      CALIFORNIA PERFORMANCE PLUS (NCP)    CALIFORNIA OPPORTUNITY (NCO)
                              --------------------------------   ---------------------------------  --------------------------------
                              SIX MONTHS ENDED      YEAR ENDED   SIX MONTHS ENDED       YEAR ENDED  SIX MONTHS ENDED     YEAR ENDED
                                       2/28/07         8/31/06            2/28/07          8/31/06           2/28/07        8/31/06
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income              $ 5,741,037    $ 11,509,918        $ 6,242,803     $ 12,478,945       $ 4,058,289    $ 8,195,548
Net realized gain
   (loss) from investments             125,451       1,153,412            140,094          636,401            91,724      1,867,329
Net realized gain (loss)
   from forward swaps                       --              --            385,000               --                --             --
Change in net unrealized
   appreciation (depreciation)
   of investments                    1,281,346      (5,153,097)         1,727,529       (5,068,042)        1,189,678     (5,200,076)
Change in net unrealized
   appreciation (depreciation)
   of forward swaps                    343,301         699,627           (157,866)         702,445                --             --
Distributions to
   Preferred Shareholders:
   From net investment income              N/A             N/A         (1,559,647)      (2,949,820)       (1,114,134)    (1,827,655)
   From accumulated net realized gains     N/A             N/A           (208,586)              --                --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets
   applicable to
   Common shares
   from operations                   7,491,135       8,209,860          6,569,327        5,799,929         4,225,557      3,035,146
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income          (5,834,137)    (11,664,242)        (4,632,014)     (10,132,729)       (3,439,392)    (6,862,589)
From accumulated net
   realized gains                     (711,067)     (1,458,977)          (682,629)              --                --             --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable
   to Common shares from
   distributions to Common
   shareholders                     (6,545,204)    (13,123,219)        (5,314,643)     (10,132,729)       (3,439,392)    (6,862,589)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions            --              --                 --               --            73,464         32,720
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   capital share transactions               --              --                 --               --            73,464         32,720
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets applicable
   to Common shares                    945,931      (4,913,359)         1,254,684       (4,332,800)          859,629     (3,794,723)
Net assets applicable to Common
   shares at the beginning
   of period                       255,868,465     260,781,824        200,359,267      204,692,067       127,791,940    131,586,663
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period    $256,814,396    $255,868,465       $201,613,951     $200,359,267      $128,651,569   $127,791,940
====================================================================================================================================
Undistributed
   (Over-distribution of)
   net investment income
   at the end of period           $   (229,662)   $   (136,562)      $    185,469     $    134,327      $    118,856   $    614,093
====================================================================================================================================
N/A - Fund is not authorized to issue Preferred shares.

                                 See accompanying notes to financial statements.

                        Statement of
                            CHANGES IN NET ASSETS (Unaudited) (continued)

                                         CALIFORNIA                         CALIFORNIA                        CALIFORNIA
                                  INVESTMENT QUALITY (NQC)              SELECT QUALITY (NVC)              QUALITY INCOME (NUC)
                              --------------------------------   ---------------------------------  --------------------------------
                              SIX MONTHS ENDED      YEAR ENDED   SIX MONTHS ENDED       YEAR ENDED  SIX MONTHS ENDED     YEAR ENDED
                                       2/28/07         8/31/06            2/28/07          8/31/06           2/28/07        8/31/06
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income              $ 6,579,049    $ 13,104,675      $ 11,287,398      $ 22,764,430     $ 11,116,471    $ 22,335,523
Net realized gain (loss)
   from investments                     54,787       1,109,302           623,546         3,503,725          789,422         760,463
Net realized gain (loss)
   from forward swaps                  136,000              --                --                --               --              --
Change in net unrealized
   appreciation (depreciation)
   of investments                      884,540      (5,269,926)        1,497,869       (11,039,966)       1,177,229      (9,421,002)
Change in net unrealized
   appreciation (depreciation)
   of forward swaps                    205,562         696,124           806,229         1,499,989          645,530       1,190,947
Distributions to
   Preferred Shareholders:
   From net investment income       (1,566,429)     (3,059,941)       (2,945,246)       (5,098,860)      (2,906,786)     (5,165,819)
   From accumulated net
      realized gains                  (261,785)       (110,537)         (290,565)         (435,734)        (175,711)       (102,178)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                   6,031,724        6,469,697       10,979,231        11,193,584       10,646,155       9,597,934
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income          (4,766,663)     (10,857,398)      (8,903,614)      (19,733,775)      (8,639,981)    (18,578,772)
From accumulated net realized gains   (893,586)        (816,172)      (1,059,392)       (2,695,380)        (591,543)       (675,393)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable
   to Common shares from
   distributions to Common
   shareholders                     (5,660,249)     (11,673,570)      (9,963,006)      (22,429,155)      (9,231,524)    (19,254,165)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions            --               --          118,526           279,153          107,453              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   capital share transactions               --               --          118,526           279,153          107,453              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares         371,475       (5,203,873)       1,134,751       (10,956,418)       1,522,084      (9,656,231)
Net assets applicable to Common
   shares at the beginning
   of period                       210,242,460      215,446,333      358,130,940       369,087,358      343,095,711     352,751,942
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period    $210,613,935     $210,242,460     $359,265,691      $358,130,940     $344,617,795    $343,095,711
====================================================================================================================================
Undistributed
  (Over-distribution of)
   net investment income
   at the end of period           $    388,209     $    142,252     $   (132,826)     $    428,636     $    (24,097)   $    406,199
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
    FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The California funds (the "Funds") covered in this report and their corresponding Common share New York Stock Exchange symbols are Nuveen California Municipal Value Fund, Inc. (NCA), Nuveen California Performance Plus Municipal Fund, Inc. (NCP), Nuveen California Municipal Market Opportunity Fund, Inc.
(NCO), Nuveen California Investment Quality Municipal Fund, Inc. (NQC), Nuveen California Select Quality Municipal Fund, Inc. (NVC) and Nuveen California Quality Income Municipal Fund, Inc. (NUC). The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end, diversified management investment companies.

Each Fund seeks to provide current income exempt from both regular federal and California state income taxes by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within the state of California or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service may establish fair value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Prices of forward swap contracts are also provided by an independent pricing service approved by each Fund's Board of Directors. If the pricing service is unable to supply a price for a municipal bond or forward swap contract, each Fund may use a market price or fair market value quote provided by a major broker/dealer in such investments. If it is determined that the market price or fair market value for an investment is unavailable or inappropriate, the Board of Directors of the Funds, or its designee, may establish a fair value for the investment. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value. Investment Transactions Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At February 28, 2007, there were no such outstanding purchase commitments in any of the Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and California state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares

California Value (NCA) is not authorized to issue Preferred shares. The Funds below have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in more than one Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                          CALIFORNIA                 CALIFORNIA   CALIFORNIA   CALIFORNIA
                                         PERFORMANCE    CALIFORNIA   INVESTMENT       SELECT      QUALITY
                                                PLUS   OPPORTUNITY      QUALITY      QUALITY       INCOME
                                               (NCP)         (NCO)        (NQC)        (NVC)        (NUC)
---------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                                       --            --        3,600           --        1,400
   Series T                                    1,800            --           --        2,400           --
   Series W                                      640         2,200          880        1,680        3,000
   Series TH                                      --            --           --        3,600           --
   Series F                                    1,800           520           --           --        3,000
---------------------------------------------------------------------------------------------------------
Total                                          4,240         2,720        4,480        7,680        7,400
=========================================================================================================

Inverse Floating Rate Securities

Each Fund may invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond's par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an "inverse floater") that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an "externally-deposited inverse floater"), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a "self-deposited inverse floater"). An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as an "Inverse floating rate investment". An investment in a self-deposited inverse floater is accounted for as a financing transaction in accordance with Statement of Financial Accounting Standards (SFAS) No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities". In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as an "Underlying bond of an inverse floating rate trust", with the Fund accounting for the short-term floating rate certificates issued by the trust as "Floating rate obligations" on the Statement of Assets and Liabilities. In addition, the Fund reflects in Investment Income the entire earnings of the underlying bond and accounts for the related interest paid to the holders of the short-term floating rate certificates as "Floating rate obligations interest expense and fees" in the Statement of Operations.

During the six months ended February 28, 2007, each Fund invested in externally deposited inverse floaters and/or self-deposited inverse floaters.

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended February 28, 2007, were as follows:

                                                        CALIFORNIA                CALIFORNIA   CALIFORNIA   CALIFORNIA
                                          CALIFORNIA   PERFORMANCE   CALIFORNIA   INVESTMENT       SELECT      QUALITY
                                               VALUE          PLUS  OPPORTUNITY      QUALITY      QUALITY       INCOME
                                               (NCA)         (NCP)        (NCO)        (NQC)        (NVC)        (NUC)
----------------------------------------------------------------------------------------------------------------------
Average floating rate obligations           $888,287    $2,421,414     $680,028   $4,184,928   $4,955,685   $4,762,320
Average annual interest rate and fees          3.83%         3.83%        3.83%        3.82%        3.83%        3.83%
======================================================================================================================

Forward Swap Transactions

The Funds are authorized to invest in certain derivative financial instruments. The Funds' use of forward interest rate swap transactions is intended to help the Fund manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Fund's interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve each Fund's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Fund's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. The Funds may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Each Fund intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)


Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Funds' organizational documents, their Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common shares were as follows:

                                            CALIFORNIA                 CALIFORNIA                 CALIFORNIA
                                            VALUE (NCA)          PERFORMANCE PLUS (NCP)        OPPORTUNITY (NCO)
                                     -----------------------    -----------------------    -----------------------
                                     SIX MONTHS                 SIX MONTHS                 SIX MONTHS
                                          ENDED   YEAR ENDED         ENDED   YEAR ENDED         ENDED   YEAR ENDED
                                        2/28/07      8/31/06       2/28/07      8/31/06       2/28/07      8/31/06
------------------------------------------------------------------------------------------------------------------
Common shares issued to
   shareholders due to
   reinvestment of distributions             --           --            --           --         4,624        2,119
==================================================================================================================
                                           CALIFORNIA                  CALIFORNIA                  CALIFORNIA
                                     INVESTMENT QUALITY (NQC)    SELECT QUALITY (NVC)        QUALITY INCOME (NUC)
                                     -----------------------    -----------------------    -----------------------
                                     SIX MONTHS                 SIX MONTHS                 SIX MONTHS
                                          ENDED   YEAR ENDED         ENDED   YEAR ENDED         ENDED   YEAR ENDED
                                        2/28/07      8/31/06       2/28/07      8/31/06       2/28/07      8/31/06
------------------------------------------------------------------------------------------------------------------
Common shares issued to
   shareholders due to
   reinvestment of distributions             --           --         7,773       18,202         6,896           --
==================================================================================================================

3. INVESTMENT TRANSACTIONS

Purchases and sales (including maturities but excluding short-term investments and derivative transactions) during the six months ended February 28, 2007, were as follows:

                                                        CALIFORNIA                CALIFORNIA   CALIFORNIA   CALIFORNIA
                                          CALIFORNIA   PERFORMANCE   CALIFORNIA   INVESTMENT       SELECT      QUALITY
                                               VALUE          PLUS  OPPORTUNITY      QUALITY      QUALITY       INCOME
                                               (NCA)         (NCP)        (NCO)        (NQC)        (NVC)        (NUC)
----------------------------------------------------------------------------------------------------------------------
Purchases                                 $4,502,973   $17,215,553   $3,015,332  $18,374,513  $18,491,063  $22,729,921
Sales and maturities                       9,086,032    13,003,845    2,349,685   11,870,056   20,728,689   15,208,182
======================================================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their Federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At February 28, 2007, the cost of investments was as follows:

                                                        CALIFORNIA                  CALIFORNIA    CALIFORNIA    CALIFORNIA
                                          CALIFORNIA   PERFORMANCE    CALIFORNIA    INVESTMENT        SELECT       QUALITY
                                               VALUE          PLUS   OPPORTUNITY       QUALITY       QUALITY        INCOME
                                               (NCA)         (NCP)         (NCO)         (NQC)         (NVC)         (NUC)
--------------------------------------------------------------------------------------------------------------------------
Cost of investments                     $233,164,425  $283,821,516  $179,213,521  $297,696,416  $499,545,289  $485,690,295
==========================================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2007, were as follows:

                                                        CALIFORNIA                  CALIFORNIA    CALIFORNIA    CALIFORNIA
                                          CALIFORNIA   PERFORMANCE    CALIFORNIA    INVESTMENT        SELECT       QUALITY
                                               VALUE          PLUS   OPPORTUNITY       QUALITY       QUALITY        INCOME
                                               (NCA)         (NCP)         (NCO)         (NQC)         (NVC)         (NUC)
--------------------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                          $18,106,367   $19,741,719   $15,269,436   $20,003,833   $33,972,229   $35,479,055
   Depreciation                               (3,529)           --            --        (8,732)           --            --
--------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation) of investments         $18,102,838   $19,741,719   $15,269,436   $19,995,101   $33,972,229   $35,479,055
==========================================================================================================================

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at August 31, 2006, the Funds' last tax year end, were as follows:

                                                        CALIFORNIA                  CALIFORNIA    CALIFORNIA    CALIFORNIA
                                          CALIFORNIA   PERFORMANCE    CALIFORNIA    INVESTMENT        SELECT       QUALITY
                                               VALUE          PLUS   OPPORTUNITY       QUALITY       QUALITY        INCOME
                                               (NCA)         (NCP)         (NCO)         (NQC)         (NVC)         (NUC)
--------------------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *       $781,058      $603,371      $734,217    $  506,773    $1,797,397    $1,630,439
Undistributed net ordinary income **           1,772        81,182       237,488            --       118,707        76,734
Undistributed net long-term capital gains    711,812       320,367            --     1,025,893     1,296,836       625,526
==========================================================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on August 1, 2006, paid on September 1, 2006.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



The tax character of distributions paid during the Funds' last tax year ended August 31, 2006, was designated for purposes of the dividends paid deduction as follows:

                                                        CALIFORNIA                  CALIFORNIA    CALIFORNIA    CALIFORNIA
                                          CALIFORNIA   PERFORMANCE    CALIFORNIA    INVESTMENT        SELECT       QUALITY
                                               VALUE          PLUS   OPPORTUNITY       QUALITY       QUALITY        INCOME
                                               (NCA)         (NCP)         (NCO)         (NQC)         (NVC)         (NUC)
--------------------------------------------------------------------------------------------------------------------------
Distributions from net
   tax-exempt income                     $11,661,718   $13,221,167    $8,779,357   $14,049,482   $25,049,126   $23,992,654
Distributions from net
   ordinary income **                        123,685            --            --       102,358        15,963            --
Distributions from net long-term
   capital gains                           1,337,816            --            --       837,876     3,131,114       777,570
==========================================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At August 31, 2006, the Funds' last tax year end California Opportunity (NCO) had unused capital loss carryforwards of $498,113 available for federal income tax purposes to be applied against future capital gains, if any. If not applied the carryforwards will expire in 2012.

5. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., ("Nuveen"), and a specific fund-level component, based only on the amount of assets within each individual fund, and for California Value
(NCA) a gross interest income component. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

California Value (NCA) pays an annual fund-level fee, payable monthly, of .15% of the average daily net assets of the Fund, as well as 4.125% of the gross interest income of the Fund.

The annual fund-level fee, payable monthly, for each Fund (excluding California Value (NCA)) is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS
(INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of February 28, 2007, the complex level fee rate was .1837%.

COMPLEX-LEVEL ASSETS (1)                                  COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion (2)                                   .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to preferred stock issued by or borrowings by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors has adopted a deferred compensation plan for independent Directors that enables Directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

6. NEW ACCOUNTING PRONOUNCEMENTS

Financial Accounting Standards Board Interpretation No. 48

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows funds to delay implementing FIN 48 into NAV calculations until the fund's last NAV calculation in the first required financial statement reporting period. As a result, the Funds must begin to incorporate FIN 48 into their NAV calculations by August 31, 2007. At this time, management is continuing to evaluate the implications of FIN 48 and does not expect the adoption of FIN 48 will have a significant impact on the net assets or results of operations of the Funds.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of February 28, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



7. SUBSEQUENT EVENT

Distributions to Common Shareholders

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on April 2, 2007, to shareholders of record on March 15, 2007, as follows:

                                          CALIFORNIA                 CALIFORNIA   CALIFORNIA   CALIFORNIA
                             CALIFORNIA  PERFORMANCE    CALIFORNIA   INVESTMENT       SELECT      QUALITY
                                  VALUE         PLUS   OPPORTUNITY      QUALITY      QUALITY       INCOME
                                  (NCA)        (NCP)         (NCO)        (NQC)        (NVC)        (NUC)
---------------------------------------------------------------------------------------------------------
Dividend per share               $.0385       $.0595        $.0640       $.0585       $.0610       $.0625
=========================================================================================================

Financial
        HIGHLIGHTS (Unaudited)

                        Financial
                           HIGHLIGHTS (Unaudited)

          Selected data for a Common share outstanding throughout each period:

                                                      Investment Operations                               Less Distributions
                               -----------------------------------------------------------------   ---------------------------------
                                                        Distributions    Distributions
                                                             from Net             from                    Net
                   Beginning                               Investment          Capital             Investment    Capital
                      Common                      Net       Income to         Gains to              Income to   Gains to
                       Share          Net   Realized/       Preferred        Preferred                 Common     Common
                   Net Asset   Investment  Unrealized          Share-           Share-                 Share-     Share-
                       Value       Income  Gain (Loss)        holders+         holders+    Total      holders    holders       Total
====================================================================================================================================
CALIFORNIA VALUE (NCA)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2007(b)               $10.14        $ .23       $ .06            $N/A             $N/A     $ .29        $(.23)     $(.03)    $ (.26)
2006                   10.33          .46        (.13)            N/A              N/A       .33         (.46)      (.06)      (.52)
2005                   10.20          .47         .21             N/A              N/A       .68         (.47)      (.08)      (.55)
2004                    9.93          .48         .34             N/A              N/A       .82         (.48)      (.07)      (.55)
2003                   10.27          .50        (.32)            N/A              N/A       .18         (.51)      (.01)      (.52)
2002                   10.31          .51        (.03)            N/A              N/A       .48         (.52)        --       (.52)

CALIFORNIA PERFORMANCE
PLUS (NCP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2007(b)                15.45          .48         .17            (.12)            (.02)      .51         (.36)      (.05)      (.41)
2006                   15.79          .96        (.29)           (.23)              --       .44         (.78)        --       (.78)
2005                   15.53          .97         .49            (.12)            (.01)     1.33         (.90)      (.17)     (1.07)
2004                   14.76          .99         .80            (.06)              --      1.73         (.96)        --       (.96)
2003                   15.32         1.02        (.58)           (.08)              --       .36         (.92)        --       (.92)
2002                   15.32         1.05         .07            (.10)            (.03)      .99         (.89)      (.10)      (.99)

CALIFORNIA OPPORTUNITY
(NCO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2007(b)                15.67          .50         .15            (.14)              --       .51         (.42)        --       (.42)
2006                   16.14         1.00        (.41)           (.22)              --       .37         (.84)        --       (.84)
2005                   15.67         1.02         .50            (.12)              --      1.40         (.93)        --       (.93)
2004                   14.77         1.03         .88            (.06)              --      1.85         (.95)        --       (.95)
2003                   15.26         1.04        (.55)           (.07)              --       .42         (.91)        --       (.91)
2002                   15.32         1.06          --            (.10)            (.02)      .94         (.91)      (.09)     (1.00)
====================================================================================================================================
                                                             Total Returns
                                                          ----------------------
                                                                         Based
                                                                            on
                                   Ending                               Common
                                   Common                  Based         Share
                                    Share      Ending         on           Net
                                Net Asset      Market     Market         Asset
                                    Value       Value      Value**       Value**
================================================================================
CALIFORNIA VALUE (NCA)
--------------------------------------------------------------------------------
Year Ended 8/31:
2007(b)                            $10.17      $10.00       6.09%         2.88%
2006                                10.14        9.67       2.85          3.34
2005                                10.33        9.92      13.33          6.82
2004                                10.20        9.27       8.02          8.40
2003                                 9.93        9.10      (3.55)         1.73
2002                                10.27        9.95       6.61          4.80

CALIFORNIA PERFORMANCE
PLUS (NCP)
--------------------------------------------------------------------------------
Year Ended 8/31:
2007(b)                             15.55       14.75       5.61          3.33
2006                                15.45       14.36       4.42          2.97
2005                                15.79       14.52       9.66          8.89
2004                                15.53       14.26       9.65         12.00
2003                                14.76       13.90      (1.30)         2.30
2002                                15.32       15.00       1.11          6.84

CALIFORNIA OPPORTUNITY
(NCO)
--------------------------------------------------------------------------------
Year Ended 8/31:
2007(b)                             15.76       15.79       5.56          3.29
2006                                15.67       15.36       4.02          2.47
2005                                16.14       15.61      15.00          9.19
2004                                15.67       14.45      10.63         12.86
2003                                14.77       13.95      (2.45)         2.73
2002                                15.26       15.22       (.26)         6.51
================================================================================
                                                                 Ratios/Supplemental Data
                 -------------------------------------------------------------------------------------------------------------------
                                      Ratios to Average Net Assets                 Ratios to Average Net Assets
                                      Applicable to Common Shares                   Applicable to Common Shares
                                     Before Credit/Reimbursement                   After Credit/Reimbursement***
                               --------------------------------------------  -------------------------------------------

                      Ending
                         Net
                      Assets
                  Applicable    Expenses        Expenses              Net     Expenses        Expenses             Net    Portfolio
                   to Common   Including       Excluding       Investment    Including       Excluding      Investment     Turnover
                 Shares (000)   Interest++(a)   Interest++(a)      Income++   Interest++(a)   Interest++(a)     Income++       Rate
====================================================================================================================================
CALIFORNIA
VALUE (NCA)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2007(b)             $256,814         .64%            .62%*           4.51%*        .63%            .61%*          4.52%*          2%
2006                 255,868         .64             .64             4.51          .63             .63            4.52           20
2005                 260,782         .63             .63             4.54          .63             .63            4.54            4
2004                 257,550         .65             .65             4.70          .65             .65            4.70           28
2003                 250,749         .66             .66             4.84          .66             .66            4.85           24
2002                 259,346         .68             .68             5.06          .68             .68            5.07            4

CALIFORNIA
PERFORMANCE
PLUS (NCP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2007(b)              201,614        1.26            1.21*            6.24*        1.24            1.19*           6.26*           4
2006                 200,359        1.23            1.23             6.28         1.22            1.22            6.29           11
2005                 204,692        1.23            1.23             6.22         1.22            1.22            6.23            5
2004                 201,307        1.26            1.26             6.48         1.25            1.25            6.49           16
2003                 191,409        1.26            1.26             6.65         1.25            1.25            6.66           30
2002                 198,594        1.28            1.28             7.04         1.27            1.27            7.05           11

CALIFORNIA
OPPORTUNITY
(NCO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2007(b)              128,652        1.24            1.22*            6.37*        1.23            1.21*           6.38*           1
2006                 127,792        1.26            1.26             6.43         1.24            1.24            6.45           18
2005                 131,587        1.25            1.25             6.42         1.25            1.25            6.43            7
2004                 127,743        1.28            1.28             6.72         1.28            1.28            6.73           13
2003                 120,437        1.27            1.27             6.74         1.26            1.26            6.75           16
2002                 124,425        1.30            1.30             7.13         1.29            1.29            7.14           11
====================================================================================================================================

                                                       Floating Rate Obligations
                Preferred Shares at End of Period           at End of Period
              --------------------------------------   -------------------------
                Aggregate   Liquidation                 Aggregate
                   Amount    and Market        Asset         Amount        Asset
              Outstanding         Value     Coverage   Outstanding      Coverage
                    (000)     Per Share    Per Share          (000)   Per $1,000
================================================================================
CALIFORNIA VALUE (NCA)
--------------------------------------------------------------------------------
Year Ended 8/31:
2007(b)             $ N/A         $ N/A        $ N/A        $1,600      $161,509
2006                  N/A           N/A          N/A            --            --
2005                  N/A           N/A          N/A            --            --
2004                  N/A           N/A          N/A            --            --
2003                  N/A           N/A          N/A            --            --
2002                  N/A           N/A          N/A            --            --

CALIFORNIA PERFORMANCE
PLUS (NCP)
--------------------------------------------------------------------------------
Year Ended 8/31:
2007(b)           106,000        25,000       72,550         4,302        72,505
2006              106,000        25,000       72,255            --            --
2005              106,000        25,000       73,276            --            --
2004              106,000        25,000       72,478            --            --
2003              106,000        25,000       70,144            --            --
2002              106,000        25,000       71,838            --            --

CALIFORNIA
OPPORTUNITY (NCO)
--------------------------------------------------------------------------------
Year Ended 8/31:
2007(b)            68,000        25,000       72,298         1,225       161,532
2006               68,000        25,000       71,982            --            --
2005               68,000        25,000       73,377            --            --
2004               68,000        25,000       71,964            --            --
2003               68,000        25,000       69,278            --            --
2002               68,000        25,000       70,745            --            --
================================================================================

N/A  Fund is not authorized to issue Preferred shares.
*    Annualized.
** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.
(b)  For the six months ended February 28, 2007.

                                 See accompanying notes to financial statements.


                                  68-69 spread

          Selected data for a Common share outstanding throughout each period:

                                                      Investment Operations                               Less Distributions
                               -----------------------------------------------------------------   ---------------------------------
                                                        Distributions    Distributions
                                                             from Net             from                    Net
                   Beginning                               Investment          Capital             Investment    Capital
                      Common                      Net       Income to         Gains to              Income to   Gains to
                       Share          Net   Realized/       Preferred        Preferred                 Common     Common
                   Net Asset   Investment  Unrealized          Share-           Share-                 Share-     Share-
                       Value       Income  Gain (Loss)        holders+         holders+    Total      holders    holders       Total
====================================================================================================================================
CALIFORNIA
INVESTMENT
QUALITY (NQC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2007(b)               $15.48        $ .48       $ .11           $(.12)           $(.02)    $ .45       $ (.35)     $(.07)    $ (.42)
2006                   15.86          .96        (.24)           (.23)            (.01)      .48         (.80)      (.06)      (.86)
2005                   15.65          .98         .40            (.13)            (.01)     1.24         (.92)      (.11)     (1.03)
2004                   15.09         1.00         .70            (.06)            (.01)     1.63         (.97)      (.10)     (1.07)
2003                   15.78         1.06        (.71)           (.08)              --       .27         (.94)      (.02)      (.96)
2002                   15.78         1.08        (.02)           (.11)            (.01)      .94         (.92)      (.02)      (.94)

CALIFORNIA SELECT
QUALITY (NVC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2007(b)                15.49          .49         .14            (.13)            (.01)      .49         (.39)      (.05)      (.44)
2006                   15.98          .99        (.27)           (.22)            (.02)      .48         (.85)      (.12)      (.97)
2005                   15.63         1.02         .53            (.13)            (.01)     1.41         (.96)      (.10)     (1.06)
2004                   14.93         1.04         .77            (.06)            (.01)     1.74         (.97)      (.07)     (1.04)
2003                   15.53         1.05        (.63)           (.07)              --       .35         (.94)      (.01)      (.95)
2002                   15.63         1.08         .01            (.08)            (.04)      .97         (.91)      (.16)     (1.07)

CALIFORNIA QUALITY
INCOME (NUC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2007(b)                15.60          .51         .11            (.13)            (.01)      .48         (.39)      (.03)      (.42)
2006                   16.03         1.02        (.35)           (.23)              --       .44         (.84)      (.03)      (.87)
2005                   15.49         1.04         .69            (.13)            (.01)     1.59         (.97)      (.08)     (1.05)
2004                   14.85         1.05         .73            (.07)              --      1.71        (1.02)      (.05)     (1.07)
2003                   15.84         1.08        (.87)           (.07)            (.01)      .13        (1.00)      (.12)     (1.12)
2002                   16.16         1.19        (.35)           (.10)            (.02)      .72         (.96)      (.08)     (1.04)
====================================================================================================================================
                                                         Total Returns
                                                      ----------------------
                                                                     Based
                                                                        on
                               Ending                               Common
                               Common                  Based         Share
                                Share      Ending         on           Net
                            Net Asset      Market     Market         Asset
                                Value       Value      Value**       Value**
============================================================================
CALIFORNIA
INVESTMENT
QUALITY (NQC)
----------------------------------------------------------------------------
Year Ended 8/31:
2007(b)                        $15.51      $14.98       5.32%         2.91%
2006                            15.48       14.63       2.73          3.21
2005                            15.86       15.10       9.33          8.18
2004                            15.65       14.80       8.94         11.11
2003                            15.09       14.61        .29          1.60
2002                            15.78       15.52       (.55)         6.28

CALIFORNIA SELECT
QUALITY (NVC)
----------------------------------------------------------------------------
Year Ended 8/31:
2007(b)                         15.54       15.33       3.39          3.13
2006                            15.49       15.25       3.63          3.21
2005                            15.98       15.69      13.70          9.33
2004                            15.63       14.81      12.38         11.97
2003                            14.93       14.14      (2.78)         2.24
2002                            15.53       15.51       2.79          6.61

CALIFORNIA QUALITY
INCOME (NUC)
----------------------------------------------------------------------------
Year Ended 8/31:
2007(b)                         15.66       15.69       5.49          3.10
2006                            15.60       15.28       2.90          2.96
2005                            16.03       15.73      12.30         10.57
2004                            15.49       15.00       9.67         11.76
2003                            14.85       14.67      (2.38)          .71
2002                            15.84       16.14       4.15          4.79
============================================================================
                                                                 Ratios/Supplemental Data
                 -------------------------------------------------------------------------------------------------------------------
                                       Ratios to Average Net Assets                 Ratios to Average Net Assets
                                      Applicable to Common Shares                   Applicable to Common Shares
                                     Before Credit/Reimbursement                   After Credit/Reimbursement***
                               --------------------------------------------  -------------------------------------------

                      Ending
                         Net
                      Assets
                  Applicable    Expenses        Expenses              Net     Expenses        Expenses             Net    Portfolio
                   to Common   Including       Excluding       Investment    Including       Excluding      Investment     Turnover
                 Shares (000)   Interest++(a)   Interest++(a)      Income++   Interest++(a)   Interest++(a)     Income++       Rate
====================================================================================================================================
CALIFORNIA
INVESTMENT
QUALITY (NQC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2007(b)             $210,614        1.28%           1.20%*           6.28%*       1.26%           1.18%*          6.30%*          4%
2006                 210,242        1.22            1.22             6.28         1.21            1.21            6.29           11
2005                 215,446        1.21            1.21             6.24         1.20            1.20            6.25            5
2004                 212,509        1.22            1.22             6.48         1.22            1.22            6.49           20
2003                 204,974        1.21            1.21             6.73         1.21            1.21            6.73           26
2002                 214,261        1.25            1.25             7.03         1.23            1.23            7.04           11

CALIFORNIA
SELECT
QUALITY (NVC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2007(b)              359,266        1.24            1.18*            6.33*        1.22            1.17*           6.35*           3
2006                 358,131        1.20            1.20             6.38         1.19            1.19            6.39           16
2005                 369,087        1.19            1.19             6.44         1.18            1.18            6.44            8
2004                 360,938        1.21            1.21             6.78         1.20            1.20            6.78           14
2003                 344,892        1.20            1.20             6.78         1.20            1.20            6.78           20
2002                 358,632        1.23            1.23             7.14         1.22            1.22            7.15           19

CALIFORNIA
QUALITY
INCOME (NUC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2007(b)              344,618        1.23            1.18*            6.50*        1.22            1.16*           6.52*           3
2006                 343,096        1.21            1.21             6.54         1.20            1.20            6.55           12
2005                 352,752        1.20            1.20             6.62         1.20            1.20            6.63            6
2004                 340,873        1.22            1.22             6.89         1.21            1.21            6.89           16
2003                 326,280        1.22            1.22             6.90         1.21            1.21            6.91           46
2002                 347,561        1.23            1.23             7.58         1.22            1.22            7.59           22
====================================================================================================================================

                                                       Floating Rate Obligations
                Preferred Shares at End of Period           at End of Period
              --------------------------------------   -------------------------
                Aggregate   Liquidation                 Aggregate
                   Amount    and Market        Asset         Amount        Asset
              Outstanding         Value     Coverage   Outstanding      Coverage
                    (000)     Per Share    Per Share          (000)   Per $1,000
================================================================================
CALIFORNIA INVESTMENT QUALITY (NQC)
--------------------------------------------------------------------------------
Year Ended 8/31:
2007(b)          $112,000       $25,000      $72,012        $6,634       $49,630
2006              112,000        25,000       71,929            --            --
2005              112,000        25,000       73,091            --            --
2004              112,000        25,000       72,435            --            --
2003              112,000        25,000       70,753            --            --
2002              112,000        25,000       72,826            --            --

CALIFORNIA SELECT
QUALITY (NVC)
--------------------------------------------------------------------------------
Year Ended 8/31:
2007(b)           192,000        25,000       71,779         8,793        63,694
2006              192,000        25,000       71,632            --            --
2005              192,000        25,000       73,058            --            --
2004              192,000        25,000       71,997            --            --
2003              192,000        25,000       69,908            --            --
2002              192,000        25,000       71,697            --            --

CALIFORNIA QUALITY
INCOME (NUC)
--------------------------------------------------------------------------------
Year Ended 8/31:
2007(b)           185,000        25,000       71,570         8,450        63,677
2006              185,000        25,000       71,364            --            --
2005              185,000        25,000       72,669            --            --
2004              185,000        25,000       71,064            --            --
2003              185,000        25,000       69,092            --            --
2002              185,000        25,000       71,968            --            --
================================================================================

*    Annualized.
** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.
(b)  For the six months ended February 28, 2007.

                                 See accompanying notes to financial statements.


                                  70-71 spread

                        Reinvest Automatically
                               EASILY AND CONVENIENTLY

Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.



NUVEEN CLOSED-END FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Automatic Dividend
     REINVESTMENT PLAN



NOTICE OF AMENDMENT TO THE TERMS AND CONDITIONS

These Funds are amending the terms and conditions of their Automatic Dividend Reinvestment Plan (the "Plan") as further described below effective with the close of business on June 1, 2007. THESE CHANGES ARE INTENDED TO ENABLE PLAN PARTICIPANTS UNDER CERTAIN CIRCUMSTANCES TO REINVEST FUND DISTRIBUTIONS AT A LOWER AGGREGATE COST THAN IS POSSIBLE UNDER THE EXISTING PLAN. Shareholders who do not wish to continue as participants under the amended Plan may withdraw from the Plan by notifying the Plan Agent prior to the effective date of the amendments. Participants should refer to their Plan document for notification instructions, or may simply call Nuveen at (800) 257-8787.

Fund shareholders who elect to participate in the Plan are able to have Fund distributions consisting of income dividends, realized capital gains and returns of capital automatically reinvested in additional Fund shares. Under the Plan's existing terms, the Plan Agent purchases Fund shares in the open market if the Fund's shares are trading at a discount to their net asset value on the payable date for the distribution. If the Fund's shares are trading at or above their net asset value on the payable date for the distribution, the Plan Agent purchases newly-issued Fund shares directly from the Fund at a price equal to the greater of the shares' net asset value or 95% of the shares' market value.

Under the Plan's amended terms, if the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value. This change will permit Plan participants under these circumstances to reinvest Fund distributions at a lower aggregate cost than is possible under the existing Plan.

Glossary of
       Terms Used in this Report



AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of the number of years to maturity of the bonds in a Fund's portfolio, computed by weighting each bond's time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio's residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

INVERSE FLOATERS: Inverse floating rate securities are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond's par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an "inverse floater") to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond's downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond's value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

Other Useful
      INFORMATION



QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2006, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.


CEO CERTIFICATION DISCLOSURE

For Funds listed on the New York Stock Exchange, each Fund's Chief Executive Officer has submitted to the Exchange the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.



BOARD OF DIRECTORS/TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Carol E. Stone
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL


Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
          For GENERATIONS


Photo of: 2 women looking at a photo album.

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing approximately $162 billion in assets, as of December 31, 2006, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: NWQ, specializing in value-style equities; Nuveen, managing fixed-income investments; Santa Barbara, committed to growth equities; Tradewinds, specializing in global value equities; Rittenhouse, focused on "blue-chip" growth equities; and Symphony, with expertise in alternative investments as well as equity and income portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.


                                o Share prices
           Learn more           o Fund details
about Nuveen Funds at           o Daily financial news
   WWW.NUVEEN.COM/CEF           o Investor education
                                o Interactive planning tools


                                                                     ESA-A-0207D

Logo: NUVEEN Investments

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen California Select Quality Municipal Fund, Inc.
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: May 4, 2007
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: May 4, 2007
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: May 4, 2007
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.